 UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07923

City National Rochdale Funds

(Exact name of registrant as specified in charter)

400 North Roxbury Drive

Beverly Hills, California 90210

(Address of principal executive offices) (Zip code)

Michael Lukaj

400 North Roxbury Drive

Beverly Hills, California 90210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-889-0799

Date of fiscal year end: September 30, 2019

Date of reporting period: December 31, 2018

Item 1. Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Government Money Market Fund

Description	Face Amount (000)	Value (000)

U.S. Government Agency Obligations [82.0%]
FAMC, MTN
2.450%, VAR ICE LIBOR USD 1 Month+-0.070%, 03/01/19	$50,000	$50,000
2.456%, VAR ICE LIBOR USD 1 Month+-0.050%, 06/25/19	50,000	50,000
FFCB
2.375%, VAR US Federal Funds Effective Rate+-0.025%, 04/25/19	50,000	49,999
2.556%, VAR US Treasury 3 Month Bill Money Market Yield+0.075%, 11/01/19	50,000	49,998
FHLB
2.390%, VAR ICE LIBOR USD 1 Month+-0.130%, 03/01/19	50,000	50,000
2.406%, VAR ICE LIBOR USD 1 Month+-0.100%, 05/28/19	50,000	50,000
2.258%, VAR ICE LIBOR USD 1 Month+-0.125%, 06/07/19	50,000	50,000
2.416%, VAR ICE LIBOR USD 1 Month+-0.090%, 07/25/19	50,000	50,000
2.384%, VAR ICE LIBOR USD 3 Month+-0.245%, 08/16/19	50,000	50,000
2.431%, VAR ICE LIBOR USD 1 Month+-0.075%, 10/25/19	50,000	50,000
2.352%, VAR ICE LIBOR USD 1 Month+-0.080%, 11/13/19	11,000	10,999
2.525%, VAR United States Secured Overnight Financing Rate+0.065%, 11/15/19	20,000	20,000
2.425%, VAR ICE LIBOR USD 1 Month+-0.095%, 01/02/20	50,000	50,001
2.314%, VAR ICE LIBOR USD 1 Month+-0.065%, 02/05/20	50,000	50,000
2.418%, VAR ICE LIBOR USD 3 Month+-0.200%, 02/14/20	50,000	50,000
2.405%, VAR ICE LIBOR USD 1 Month+-0.065%, 02/20/20	50,000	50,000
FHLB DN (A)
2.267%, 01/02/19	100,000	99,994
2.264%, 01/04/19	150,000	149,972
2.270%, 01/09/19	150,000	149,925
2.219%, 01/18/19	150,000	149,844
2.365%, 01/25/19	100,000	99,843
2.383%, 01/30/19	50,000	49,904

Description	Face Amount (000)	Value (000)

2.372%, 02/01/19	$100,000	$99,797
2.354%, 02/06/19	100,000	99,766
2.377%, 02/08/19	150,000	149,626
2.381%, 02/13/19	100,000	99,717
2.299%, 02/15/19	100,000	99,715
2.213%, 02/20/19	50,000	49,848
2.261%, 02/22/19	134,000	133,567
2.356%, 02/27/19	140,000	139,482
2.327%, 03/01/19	100,000	99,622
2.403%, 03/08/19	120,000	119,475
2.420%, 03/13/19	100,000	99,526
2.418%, 03/15/19	50,000	49,756
2.415%, 03/20/19	100,000	99,480
2.353%, 03/22/19	50,000	49,742
2.481%, 05/03/19	50,000	49,585
2.507%, 05/10/19	64,000	63,432
2.516%, 05/15/19	50,000	49,538
2.516%, 05/17/19	50,000	49,531
2.522%, 05/22/19	50,000	49,512
2.527%, 05/24/19	100,000	99,009
2.530%, 05/29/19	50,000	49,486
2.542%, 06/05/19	28,000	27,697
2.511%, 06/19/19	15,000	14,825
FNMA
2.560%, VAR United States Secured Overnight Financing Rate+0.100%, 04/30/20	40,000	40,000
Tennessee Valley Authority DN
2.318%, 01/08/19(A)	125,000	124,944

Total U.S. Government Agency Obligations
(Cost $3,437,157)		3,437,157

Repurchase Agreements [17.0%]
Barclays (B)
2.900%, dated 12/31/18, repurchased on 01/02/19, repurchase price $40,006,444 (collateralized by various U.S. Government obligations, par values ranging from $25,000 to $39,900,000, 1.625% - 2.750%, 04/30/23 - 10/31/23; with a total market value of $40,569,927)	40,000	40,000

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Government Money Market Fund

Description	Face Amount (000)	Value (000)

Goldman Sachs (B)
2.900%, dated 12/31/18, repurchased on 01/02/19, repurchase price $125,020,139 (collateralized by various FCSB, FHLB, FNMA and U.S. Government obligations, par values ranging from $80,000 to $41,200,000, 0.000% - 6.750%, 02/28/19 - 02/15/47; with a total market value of $127,412,430)	$125,000	$125,000
Wells Fargo (B)
2.990%, dated 12/31/18, repurchased on 01/02/19, repurchase price $550,091,361 (collateralized by various U.S. Government obligations, par values ranging from $4,086 to $172,000,000, 2.500% - 4.500%, 01/01/31 - 12/01/48; with a total market value of $561,260,081)	550,000	550,000

Total Repurchase Agreements
(Cost $715,000)		715,000

Total Investments [99.0%]
(Cost $4,152,157)		$4,152,157

Percentages are based on Net Assets of $4,194,260 (000).

(A)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(B)	Tri-party Repurchase Agreement.

DN — Discount Note
FAMC — Federal Agriculture Mortgage Corporation
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FNMA — Federal National Mortgage Association
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rates
MTN — Medium Term Note
VAR — Variable

The following is a list of the inputs used as of December 31, 2018, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$3,437,157	$—	$3,437,157
Repurchase Agreements	—	715,000	—	715,000
Total Investments in Securities	$—	$4,152,157	$—	$4,152,157

For the period ended December 31, 2018, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Government Bond Fund

Description	Face Amount (000)	Value (000)

U.S. Treasury Obligations [52.4%]
U.S. Treasury Inflation Indexed Bonds
0.125%, 04/15/20	$830	$876
U.S. Treasury Notes
2.551%, VAR US Treasury 3 Month Bill Money Market Yield+0.070%, 04/30/19	1,200	1,200
2.375%, 12/31/20	4,500	4,490
2.000%, 11/30/20	2,500	2,477
1.875%, 05/31/22	4,365	4,279
1.875%, 08/31/24	2,805	2,707
1.625%, 06/30/20	2,800	2,762
1.500%, 01/31/22	5,500	5,343
1.375%, 04/30/20	650	640
1.375%, 10/31/20	4,000	3,919

Total U.S. Treasury Obligations
(Cost $29,217)		28,693

U.S. Government Agency Obligations [21.6%]
FFCB
2.660%, VAR ICE LIBOR USD 1 Month+0.190%, 09/20/19	4,900	4,908
FHLB
1.375%, 09/13/19	2,095	2,076
FNMA
1.250%, 08/17/21	5,000	4,842

Total U.S. Government Agency Obligations
(Cost $11,985)		11,826

U.S. Government Mortgage-Backed Obligations [21.1%]
FHLMC, Ser 2016-4635, Cl EG, Pool FHR 4635 EG
2.500%, 12/15/46	2,289	2,238
FHLMC, Ser K708, Cl A2
2.130%, 01/25/19	1,254	1,251
FHLMC REMIC, Ser 2011-3874, Cl JA, Pool FHR 3874 JA
3.000%, 04/15/25	48	48
FNMA
2.625%, 09/06/24	1,400	1,395
FNMA, Pool AL5866
2.746%, 08/01/22	1,745	1,740
FNMA, Pool AS4877
3.000%, 04/01/30	1,681	1,682
FNMA, Pool FN0004
3.619%, 12/01/20	2,889	2,931
FNMA ARM, Pool 766620
3.848%, VAR ICE LIBOR USD 12 Month+1.650%, 03/01/34	72	75
GNMA, Pool 329656
8.000%, 08/15/22	2	3
GNMA, Pool 376533
7.500%, 06/15/24	—	1
GNMA, Pool 398660
7.500%, 05/15/26	1	1

Description	Face Amount (000)/Shares	Value (000)

GNMA, Pool 497411
6.000%, 01/15/29	$3	$3
GNMA ARM, Pool G2 81318
3.625%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 04/20/35	109	113
GNMA ARM, Pool G2 81447
3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 08/20/35	26	27

Total U.S. Government Mortgage-Backed Obligations
(Cost $11,670)		11,508

Short-Term Investment** [5.4%]
SEI Daily Income Trust Government Fund, Cl F, 2.200%	2,961,593	2,962

Total Short-Term Investment
(Cost $2,962)		2,962

Total Investments [100.5%]
(Cost $55,834)		$54,989

Percentages are based on Net Assets of $54,738 (000).

**	The rate reported is the 7-day effective yield as of December 31, 2018.

ARM — Adjustable Rate Mortgage
Cl — Class
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
USD — United States Dollar
VAR — Variable

The following is a list of the inputs used as of December 31, 2018 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$28,693	$—	$28,693
U.S. Government Agency Obligations	—	11,826	—	11,826
U.S. Government Mortgage-Backed Obligations	—	11,508	—	11,508
Short-Term Investment	2,962	—	—	2,962
Total Investments in Securities	$2,962	$52,027	$—	$54,989

For the period ended December 31, 2018, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Government Bond Fund

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [80.9%]
Automotive [8.5%]
American Honda Finance, MTN
1.700%, 09/09/21	$2,500	$2,403
Daimler Finance North America
3.048%, VAR ICE LIBOR USD 3 Month+0.430%, 02/12/21(A)	2,500	2,474
General Motors Financial
5.250%, 03/01/26	1,250	1,223
Hyundai Capital America, MTN
3.801%, VAR ICE LIBOR USD 3 Month+1.000%, 09/18/20(A)	1,000	999
Toyota Motor Credit, MTN
2.250%, 10/18/23	3,000	2,841
VW Credit (A)(B)
2.721%, 01/08/19	1,599	1,598

Total Automotive		11,538

Banks [13.10%]
Banco Del Estado De Chile(A)(B)
2.851%, 03/11/19	2,000	1,990
Bank of Montreal, MTN
3.401%, VAR ICE LIBOR USD 3 Month+0.630%, 09/11/22	1,200	1,192
BPCE
4.000%, 04/15/24	1,800	1,807
Cooperatieve Rabobank UA
2.894%, VAR ICE LIBOR USD 3 Month+0.480%, 01/10/23	2,500	2,460
Mizuho Financial Group
3.651%, VAR ICE LIBOR USD 3 Month+0.880%, 09/11/22	2,600	2,582
National Australia Bank
4.375%, 12/10/20(A)	751	764
PNC Bank
2.700%, 11/01/22	2,500	2,429
Svenska Handelsbanken
3.127%, VAR ICE LIBOR USD 3 Month+0.360%, 09/08/20	2,000	1,999
Wells Fargo Bank, MTN
2.940%, VAR United States Secured Overnight Financing Rate+0.480%, 03/25/20	2,500	2,489

Total Banks		17,712

Broadcasting & Cable [3.8%]
CBS
4.300%, 02/15/21	1,400	1,419
Comcast
3.700%, 04/15/24	1,500	1,509

Description	Face Amount (000)	Value (000)

Comcast Cable Communications Holdings
9.455%, 11/15/22	$1,800	$2,187

Total Broadcasting & Cable		5,115

Computer System Design & Services [1.1%]
Apple
3.450%, 05/06/24	1,500	1,507

Drugs [0.7%]
AbbVie
2.500%, 05/14/20	1,000	991

Electric Utilities [1.1%]
Exelon Generation
3.400%, 03/15/22	1,500	1,476

Food, Beverage & Tobacco [3.1%]
Anheuser-Busch InBev Finance
2.650%, 02/01/21	3,000	2,950
Molson Coors Brewing
1.450%, 07/15/19	1,250	1,237

Total Food, Beverage & Tobacco		4,187

Industrials [0.8%]
Penske Truck Leasing
4.875%, 07/11/22(A)	1,100	1,139

Insurance [1.5%]
Berkshire Hathaway
2.750%, 03/15/23	2,000	1,963

Investment Banker/Broker Dealer [1.0%]
Jefferies Group
5.125%, 01/20/23	1,300	1,329

Machinery [1.8%]
Caterpillar Financial Services, MTN
3.329%, VAR ICE LIBOR USD 3 Month+0.590%, 06/06/22	2,500	2,495

Medical Products & Services [1.9%]
Gilead Sciences
3.700%, 04/01/24	2,500	2,496

Medical-HMO [2.2%]
UnitedHealth Group
2.875%, 03/15/23	3,000	2,955

Multi-line Insurance [0.6%]
MetLife
4.750%, 02/08/21	794	819

Petroleum & Fuel Products [8.8%]
BP Capital Markets
3.814%, 02/10/24	2,500	2,523
Korea National Oil, MTN
2.750%, 01/23/19(A)	1,500	1,500
Shell International Finance BV
3.400%, 08/12/23	2,500	2,521

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)
Sunoco Logistics Partners Operations
4.650%, 02/15/22	$1,300	$1,320

Total Capital International
2.875%, 02/17/22	4,000	3,953

Total Petroleum & Fuel Products		11,817

Real Estate [1.9%]
Prologis
4.250%, 08/15/23	2,500	2,581

Real Estate Investment Trusts [3.1%]
HCP
3.150%, 08/01/22	1,000	975
Simon Property Group
3.375%, 10/01/24	2,000	1,957
Welltower
3.750%, 03/15/23	1,250	1,248

Total Real Estate Investment Trusts		4,180

Regional Authority [1.5%]
Province of Ontario Canada
4.400%, 04/14/20	2,000	2,042

Retail [3.2%]
AutoZone
4.000%, 11/15/20	1,400	1,411
Costco Wholesale
2.150%, 05/18/21	3,000	2,950

Total Retail		4,361

Security Brokers & Dealers [16.2%]
Bank of Nova Scotia
2.450%, 03/22/21	2,500	2,457
Citigroup
4.168%, VAR ICE LIBOR USD 3 Month+1.430%, 09/01/23	1,000	1,001
Credit Suisse Group Funding Guernsey
3.450%, 04/16/21	1,250	1,245
Deutsche Bank, MTN
2.850%, 05/10/19	1,450	1,441
Goldman Sachs Group, MTN
3.977%, VAR ICE LIBOR USD 3 Month+1.300%, 11/23/24	2,700	2,693
HSBC Holdings
3.400%, 03/08/21	2,500	2,494
JPMorgan Chase
3.300%, 04/01/26	3,000	2,857
Macquarie Group
6.000%, 01/14/20(A)	2,000	2,053
Morgan Stanley, MTN
3.750%, 02/25/23	2,000	1,996
Royal Bank of Scotland Group
4.519%, VAR ICE LIBOR USD 3 Month+1.550%, 06/25/24	1,250	1,227

Description	Face Amount (000)/Shares	Value (000)

Sumitomo Mitsui Financial Group
2.846%, 01/11/22	$2,500	$2,454

Total Security Brokers & Dealers		21,918

Telephones & Telecommunications [4.9%]
America Movil
5.000%, 03/30/20	2,600	2,645
AT&T
3.600%, 02/17/23	2,000	1,988
Verizon Communications
3.716%, VAR ICE LIBOR USD 3 Month+1.100%, 05/15/25	2,000	1,939

Total Telephones & Telecommunications		6,572

Total Corporate Bonds
(Cost $110,885)		109,193

Municipal Bonds [7.7%]
California [4.7%]
California State, GO
6.200%, 03/01/19	1,300	1,307
State of California, Various Purpose, GO
3.500%, 04/01/28	3,700	3,694
University of California, Ser AX, GO
Callable 04/01/25 @ 100
3.063%, 07/01/25	1,400	1,382

Total California		6,383

New York [3.0%]
New York City, Build America Bonds, GO
5.424%, 03/01/25	2,500	2,793
New York State, Urban Development, RB
2.790%, 03/15/21	1,205	1,206

Total New York		3,999

Total Municipal Bonds
(Cost $10,336)		10,382

Mortgage-Backed Security [2.6%]
Carmax Auto Owner Trust, Ser 2018-4, Cl A3
3.360%, 09/15/23	3,500	3,524

Total Mortgage-Backed Security
(Cost $3,500)		3,524

Affiliated Registered Investment Company [2.0%]
City National Rochdale Fixed Income Opportunities Fund, Cl N‡	116,460	2,769

Total Affiliated Registered Investment Company
(Cost $3,000)		2,769

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)/Shares	Value (000)

Asset-Backed Security [1.5%]
Ford Credit Floorplan Master Owner Trust A, Ser 2016-3, Cl A1
1.550%, 07/15/21	$2,000	$1,984

Total Asset-Backed Security
(Cost $2,000)		1,984

Closed-End Fund [1.4%]
Stone Ridge Reinsurance Risk Premium Interval Fund	226,770	1,869

Total Closed-End Fund
(Cost $2,299)		1,869

Short-Term Investment** [1.7%]
SEI Daily Income Trust Government Fund, Cl F, 2.200%	2,277,621	2,278

Total Short-Term Investment
(Cost $2,278)		2,278

Repurchase Agreement [2.2%]
Barclays (B)
2.900%, dated 12/31/18, repurchased on 01/02/19, repurchase price $3,000,483 (collateralized by various U.S. Treasury Notes, par values ranging from $1,000 to $3,064,000, 1.500% - 2.500%, 11/30/19 - 05/15/24; with a total market value of $3,050,282)	$3,000	3,000

Total Repurchase Agreement
(Cost $3,000)		3,000

Total Investments [100.0%]
(Cost $137,298)		$134,999

Percentages are based on Net Assets of $134,992 (000).

**	The rate reported is the 7-day effective yield as of December 31, 2018.
‡	Investment in Affiliate.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2018, the value of these securities amounted to $12,517 (000), representing 9.3% of the net assets of the Fund.
(B)	Zero Coupon Security. The rate reported is the effective yield at the time of purchase.
(C)	Tri-Party Repurchase Agreement.

Cl — Class
GO — General Obligation
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate
MTN — Medium Term Note
RB — Revenue Bond
Ser — Series
USD — United States Dollar
VAR — Variable Rate

The following is a list of the inputs used as of December 31, 2018 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$109,193	$—	$109,193
Municipal Bonds	—	10,382	—	10,382
Mortgage-Backed Security	—	3,524	—	3,524
Affiliated Registered Investment Company	2,769	—	—	2,769
Asset-Backed Security	—	1,984	—	1,984
Closed-End Fund	1,869	—	—	1,869
Short-Term Investment	2,278	—	—	2,278
Repurchase Agreement	—	3,000	—	3,000
Total Investments in Securities	$6,916	$128,083	$—	$134,999

For the period ended December 31, 2018, there have been no transfers between any of the fair value hierarchy levels. Transfers between levels are recognized at period end.

The following is a summary of the transactions with affiliates for the period ended December 31, 2018 (000):

City National Rochdale Fixed Income Fund, Class N
Beginning balance as of 9/30/18	$2,877
Purchases at Cost	—
Unrealized Gain (Loss)	(108)
Ending balance as of 12/31/2018	$2,769
Dividend Income	$52

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

Municipal Bonds [96.0%]
California [92.6%]
Bay Area, Water Supply & Conservation Agency, Ser A, RB
Callable 04/01/23 @ 100
5.000%, 10/01/23	$600	$680
Brea, Redevelopment Agency Successor, Redevelopment Project, TA
5.000%, 08/01/20	500	527
Brea, Redevelopment Agency Successor, Redevelopment Project, TA
Callable 08/01/23 @ 100
5.000%, 08/01/25	500	568
California State, Department of Water Resources, Ser AX, RB
Callable 12/01/27 @ 100
5.000%, 12/01/29	500	615
California State, Educational Facilities Authority, Chapman University, RB
Callable 04/01/25 @ 100
5.000%, 04/01/26	100	117
California State, Educational Facilities Authority, Chapman University, RB
Callable 04/01/25 @ 100
5.000%, 04/01/27	100	116
California State, GO
5.250%, 09/01/22	1,000	1,121
California State, GO
5.000%, 11/01/19	1,000	1,028
California State, GO
5.000%, 09/01/20	1,000	1,055
California State, GO
5.000%, 12/01/21	1,000	1,092
California State, GO
5.000%, 10/01/22	1,000	1,115
California State, GO
Callable 11/01/20 @ 100
5.000%, 11/01/22	1,025	1,085
California State, GO
5.000%, 11/01/24	1,000	1,166
California State, GO
5.000%, 08/01/26	1,000	1,200
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/26	1,000	1,134
California State, GO
Callable 11/01/23 @ 100
5.000%, 11/01/27	500	563
California State, GO
4.000%, 02/01/19	1,000	1,002
California State, GO
Callable 06/01/19 @ 100
3.000%, 12/01/32(A)	1,000	1,005

Description	Face Amount (000)	Value (000)

California State, Health Facilities Financing Authority, Ser A, RB
Callable 11/15/22 @ 100
5.000%, 11/15/25	$665	$735
California State, Health Facilities Financing Authority, St. Joseph Health System, Ser D, RB
5.000%, 07/01/43(A)	975	1,027
California State, Infrastructure & Economic Development Bank, RB
5.000%, 01/01/28	800	963
California State, Infrastructure & Economic Development Bank, RB
5.000%, 05/15/28	1,000	1,225
California State, Infrastructure & Economic Development Bank, Ser B, RB
5.000%, 07/01/23	1,000	1,131
California State, Municipal Finance Authority, RB
5.000%, 06/01/23	200	228
California State, Municipal Finance Authority, RB
5.000%, 10/01/23	225	252
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
5.000%, 09/01/22	1,000	1,110
California State, Public Works Board, Department of Corrections-State Prisons, Ser A, RB, AMBAC
5.000%, 12/01/19	230	237
California State, Public Works Board, Judicial Council, Ser B, RB
5.000%, 10/01/23	475	540
California State, Public Works Board, RB
5.000%, 09/01/25	1,500	1,760
California State, Public Works Board, Ser B, RB
5.000%, 10/01/25	225	264
California State, Public Works Board, Ser C, RB
Callable 03/01/27 @ 100
5.000%, 03/01/28	500	594
California State, Public Works Board, Ser S, RB
Callable 04/01/27 @ 100
5.000%, 04/01/28	800	951
California State, Public Works Board, Various Capital Projects, Ser G1, RB
Pre-Refunded @ 100
5.250%, 10/01/19(B)	250	257

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

California State, Statewide Communities Development Authority, Cottage Health System, RB
Callable 11/01/24 @ 100
5.000%, 11/01/25	$350	$401
California State, University Systemwide Revenue, Ser A, RB
5.000%, 11/01/24	900	1,060
California State, University Systemwide Revenue, Ser A, RB
Callable 05/01/26 @ 100
5.000%, 11/01/27	240	289
Chula Vista, Police Facility Project, COP
5.000%, 10/01/21	360	392
Contra Costa, Transportation Authority, Ser A, RB
5.000%, 03/01/27	420	514
East Bay, Municipal Utility District, Water System Revenue, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 06/01/29	850	995
El Dorado, Irrigation District, Ser A, RB, AGM
4.500%, 03/01/19	500	502
Gilroy, Public Facilities Financing Authority, RB
5.000%, 11/01/21	940	1,026
Golden State Tobacco Securitization, Ser A, RB
5.000%, 06/01/19	1,000	1,013
Golden State Tobacco Securitization, Ser A, RB
5.000%, 06/01/21	1,000	1,073
Inglewood, Redevelopment Agency Successor Agency, TA, BAM
5.000%, 05/01/23	500	561
Jurupa, Unified School District, GO, AGM
5.000%, 08/01/22	1,000	1,110
Long Beach, Harbor Revenue, Ser A, RB
5.000%, 12/15/20	1,000	1,065
Long Beach, Harbor Revenue, Ser A, RB, AMT
5.000%, 05/15/27	500	595
Long Beach, Unified School District, Election of 2008, Ser S, GO
Pre-Refunded @ 100
5.250%, 08/01/19(B)	2,010	2,053
Long Beach, Unified School District, GO
5.000%, 08/01/26	1,000	1,215
Los Angeles County, Disney Parking Hall Project, COP
5.000%, 09/01/22	500	559

Description	Face Amount (000)	Value (000)

Los Angeles County, Metropolitan Transportation Authority, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/26	$500	$595
Los Angeles, Department of Airports, RB, AMT
Callable 05/15/26 @ 100
5.000%, 05/15/29	400	460
Los Angeles, Department of Airports, Ser C, RB
5.000%, 05/15/25	550	650
Los Angeles, Department of Water & Power, Power System Project, Ser A, RB
5.000%, 07/01/19	500	509
Los Angeles, Department of Water & Power, Power System Project, Ser C, RB
5.000%, 07/01/23	500	572
Los Angeles, Department of Water & Power, Waterworks Revenue, Ser A, RB
Callable 01/01/27 @ 100
5.000%, 07/01/30	1,000	1,192
Los Angeles, Municipal Improvement Authority, Capital Equipment, Ser A, RB
4.000%, 11/01/19	575	587
Los Angeles, Sanitation Districts Financing Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/28	500	590
Los Angeles, Ser A, GO, ETM
5.000%, 09/01/21	270	294
Los Angeles, Unified School District, Headquarters Building Project, Ser A, COP
5.000%, 10/01/20	1,000	1,056
North City, West School Facilities Financing Authority, Sub-Ser A, SPL Tax, AGM
5.000%, 09/01/20	1,000	1,055
Orange County, Redevelopment Agency Successor Agency, TA, AGM
5.000%, 09/01/23	320	366
Redding, Electric System Revenue, RB
5.000%, 06/01/24	600	698
Redding, Electric System Revenue, RB
5.000%, 06/01/25	250	296

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

Riverside County, Infrastructure Financing Authority, Ser A, RB
Callable 11/01/26 @ 100
4.000%, 11/01/29	$500	$551
Riverside County, Transportation Commission, Ser A, RB
Pre-Refunded @ 100
5.250%, 06/01/23(B)	500	575
Riverside, Public Financing Authority, Ser A, RB
5.000%, 11/01/21	1,000	1,089
Sacramento County, Sanitation District Financing Authority, Sewer Revenue, Ser A, RB
5.000%, 12/01/20	500	532
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
Callable 07/01/27 @ 100
5.000%, 07/01/28	350	419
San Diego, Public Facilities Financing Authority, Sewer Revenue, RB
5.000%, 05/15/25	1,000	1,191
San Francisco City & County, Airport Commission, RB, AMT
5.000%, 05/01/27	2,000	2,364
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/27	1,000	1,190
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser A, RB
Callable 11/01/24 @ 100
5.000%, 11/01/28	500	580
San Francisco, State Building Authority, RB
4.000%, 12/01/20	1,000	1,044
San Jose, International Airport, Ser A, RB, AMT
5.000%, 03/01/24	500	563
San Leandro, Unified School District, GO, BAM
5.000%, 08/01/24	325	377
San Mateo County, Joint Powers Financing Authority, Maple Street Correctional Center, RB
Callable 06/15/24 @ 100
5.000%, 06/15/26	1,035	1,197

Description	Face Amount (000)	Value (000)

San Mateo County, Transportation Authority, Ser A, RB, NATL, ETM
5.250%, 06/01/19	$755	$767
San Pablo County, Redevelopment Agency, Ser A, TA, AGM
5.000%, 06/15/21	480	516
Santa Clara County, Financing Authority, Lease Revenue Capital Project, Ser A, RB
5.000%, 02/01/20	500	519
Santa Clara Valley, Transportation Authority, Ser B, RB
5.000%, 06/01/26	200	243
Southern California, Public Power Authority, Ser B, RB
Callable 11/01/20 @ 100
1.960%, 07/01/40(A)	3,000	2,987
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/27	200	241
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/28	200	240
Tustin, Unified School District, SPL Tax, BAM
5.000%, 09/01/24	500	580
University of California, Regents of the University of California Medical Center Pooled Revenue, Ser J, RB
Pre-Refunded @ 100
5.000%, 05/15/23(B)	495	562
University of California, Regents of the University of California Medical Center Pooled Revenue, Ser J, RB
Callable 05/15/23 @ 100
5.000%, 05/15/26	110	124
University of California, Revenues Limited Project, Ser E, RB
Callable 05/15/20 @ 100
5.000%, 05/15/22	500	523
University of California, Ser AT, RB
Callable 11/15/20 @ 100
1.400%, 05/15/46(A)	2,500	2,464
University of California, Ser AY, RB
Callable 05/15/27 @ 100
5.000%, 05/15/28	2,000	2,438
University of California, Ser G, RB
Pre-Refunded @ 100
5.000%, 05/15/22(B)	230	255

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)/Shares	Value (000)

University of California, Ser G, RB
Callable 05/15/22 @ 100
5.000%, 05/15/26	$270	$298
University of California, Ser K, RB
Callable 05/15/26 @ 100
5.000%, 05/15/34	1,000	1,148
Westlands, Water District, Ser A, RB, AGM
Callable 09/01/26 @ 100
5.000%, 09/01/27	1,000	1,187

Total California		76,570

Florida [0.6%]
Davie, Eastern University Project, RB
5.000%, 04/01/25	400	457

Illinois [2.8%]
Illinois State, Ser A, RB
5.000%, 10/01/21	1,000	1,044
Illinois State, Ser A, RB
5.000%, 10/01/23	1,200	1,273

Total Illinois		2,317

Total Municipal Bonds
(Cost $78,757)		79,344

Short-Term Investment** [0.8%]
SEI Daily Income Trust Government Fund, Cl F, 2.200%	622,171	622

Total Short-Term Investment
(Cost $622)		622

Repurchase Agreement [2.4%]
Barclays (C)
2.900%, dated 12/31/18, repurchased on 01/02/19, repurchase price $2,040,322 (collateralized by various U.S. Government obligations, par values ranging from $500 to $1,915,000, 1.500% - 2.500%, 11/30/19 - 05/15/24; with a total market value of $2,000,483)	$2,000	2,000

Total Repurchase Agreement
(Cost $2,000)		2,000

Total Investments [99.2%]
(Cost $81,379)		$81,966

Percentages are based on Net Assets of $82,655 (000).

**	The rate reported is the 7-day effective yield as of December 31, 2018.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(B)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(C)	Tri-party Repurchase Agreement.

AGM — Assured Guarantee Municipal
AMBAC — American Municipal Bond Assurance Company
AMT — Alternative Minimum Tax (subject to)
BAM — Build America Mutual
Cl — Class
COP — Certificate of Participation
ETM — Escrowed to Maturity
GO — General Obligation
NATL — National Public Finance Guarantee Corporation
RB — Revenue Bond
Ser — Series
SPL Tax — Special Tax
TA — Tax Allocation

The following is a list of the inputs used as of December 31, 2018 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$79,344	$—	$79,344
Short-Term Investment	622	—	—	622
Repurchase Agreement	—	2,000	—	2,000
Total Investments in Securities	$622	$81,344	$—	$81,966

For the period ended December 31, 2018, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

The following is a summary of the transactions with affiliates for the period ended December 31, 2018 (000):

City National Rochdale Municipal High Income Fund, Class N
Beginning balance as of 9/30/18	$992
Purchases at Cost	—
Proceeds from Sales	(987)
Realized Gain (Loss)	(5)
Unrealized Gain (Loss)	—
Ending balance as of 12/31/2018	$—
Dividend Income	$1

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Municipal Bonds [96.8%]
Alabama [1.8%]
Alabama State, Southeast Gas Supply District, Ser A, RB
Callable 03/01/24 @ 100
4.000%, 06/01/49(A)	$5,000	$5,228
Cullman County, Health Care Authority, Cullman Regional Medical Center Project, Ser A, RB
Callable 02/01/19 @ 100
7.000%, 02/01/36	4,315	4,325
Jefferson County, Sewer Revenue, Ser D, RB
Callable 10/01/23 @ 105
6.000%, 10/01/42	9,000	10,288
Jefferson County, Sewer Revenue, Sub-Ser, RB
Callable 10/01/23 @ 105
0.824%, 10/01/46	2,500	2,177

Total Alabama		22,018

Alaska [0.7%]
Northern Tobacco Securitization, Ser A, RB
Callable 01/17/19 @ 100
5.000%, 06/01/46	9,500	9,024

Arizona [1.1%]
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.250%, 11/15/46	1,000	993
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.250%, 11/15/51	1,500	1,477
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.000%, 11/15/36	600	591
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
4.250%, 11/15/26	405	396
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
5.750%, 07/01/24(B)	1,400	1,488

Description	Face Amount (000)	Value (000)

Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45(B)	$3,300	$3,320
Pima County, Industrial Development Authority, Noah Webster School Project, RB
Callable 12/15/23 @ 100
7.000%, 12/15/43	1,500	1,603
Tempe, Industrial Development Authority, Mirrabella at ASU Project, Ser A, RB
Callable 10/01/27 @ 100
6.125%, 10/01/52(B)	1,200	1,285
Yavapai County, Industrial Development Authority, Ser A, RB
Callable 03/01/25 @ 100
5.000%, 09/01/34(B)	2,015	2,010

Total Arizona		13,163

California [8.2%]
Adelanto, Public Utility Authority, Utility System Project, Ser A, RB
Pre-Refunded @ 100
6.750%, 07/01/19(C)	6,500	6,665
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/31	1,500	1,678
California State, Health Facilities Financing Authority, Ser A, RB
Callable 11/15/27 @ 100
4.000%, 11/15/40	5,000	5,139
California State, Municipal Finance Authority, California Baptist University, Ser A, RB
Callable 11/01/25 @ 100
5.500%, 11/01/45(B)	4,000	4,378
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser A, RB
Callable 07/01/27 @ 100
5.000%, 07/01/42	5,915	6,462
California State, Municipal Finance Authority, RB, AMT
Callable 06/30/28 @ 100
4.000%, 12/31/47	5,925	5,825

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

California State, Pollution Control Financing Authority, Calplant I Project, RB, AMT
Callable 07/01/27 @ 100
8.000%, 07/01/39(B)	$5,000	$5,296
California State, Pollution Control Financing Authority, San Diego Water Project, RB
Callable 02/01/19 @ 100
5.000%, 11/21/45(B)	1,975	1,998
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
Callable 09/01/24 @ 100
5.000%, 09/01/31	5,000	5,653
California State, Public Works Board, Various Capital Projects, Ser A, RB
Callable 04/01/22 @ 100
5.000%, 04/01/37	1,000	1,077
California State, School Finance Authority, KIPP LA Project, Ser A, RB
Callable 07/01/27 @ 100
5.000%, 07/01/47(B)	500	537
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
6.000%, 10/01/49	1,120	1,174
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.875%, 10/01/44	1,000	1,045
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.625%, 10/01/34	575	600
California Statewide, Communities Development Authority, RB
Callable 06/01/28 @ 100
5.250%, 12/01/43(B)	500	533
California Statewide, Communities Development Authority, RB
Callable 06/01/28 @ 100
5.250%, 12/01/48(B)	2,000	2,112
California Statewide, Communities Development Authority, RB
Callable 06/01/25 @ 100
7.000%, 06/01/45(D)	3,155	1,902

Description	Face Amount (000)	Value (000)

California Statewide, Financing Authority, Ser C, RB
Callable 01/17/19 @ 8
13.369%, 06/01/55(E)	$50,000	$2,037
Central Basin Municipal Water District, Ser A, RB
Callable 08/01/28 @ 100
5.000%, 08/01/44	2,000	2,161
Folsom Ranch, Financing Authority, SPL Tax
Callable 09/01/27 @ 100
5.000%, 09/01/37	1,435	1,550
Folsom Ranch, Financing Authority, SPL Tax
Callable 09/01/27 @ 100
5.000%, 09/01/47	2,000	2,137
Golden State, Tobacco Securitization, Ser A-1, RB
Callable 06/01/22 @ 100
5.000%, 06/01/47	5,000	4,807
Inland Empire, Tobacco Securitization Authority, RB
Callable 01/17/19 @ 32
6.876%, 06/01/36(E)	25,000	7,345
Morongo Band of Mission Indians, Ser B, RB
Callable 10/01/28 @ 100
5.000%, 10/01/42(B)	1,000	1,020
M-S-R, Energy Authority, Ser C, RB
7.000%, 11/01/34	2,500	3,478
Northern California, Gas Authority No. 1, Ser B, RB
2.325%, 07/01/27(A)	5,000	4,846
Northern California,Tobacco Securitization Authority, Ser A-1, RB
Callable 01/17/19 @ 100
5.375%, 06/01/38	4,650	4,672
Orange County, Community Facilities District, SPL Tax
Callable 08/15/28 @ 100
5.000%, 08/15/47	1,000	1,073
Palomar Pomerado, Health Care District, COP
Pre-Refunded @ 100
6.000%, 11/01/20(C)	3,920	4,228
San Buenaventura, Community Memorial Health System Project, RB
Callable 12/01/21 @ 100
7.500%, 12/01/41	1,000	1,094
San Buenaventura, Community Memorial Health System Project, RB
Callable 12/01/21 @ 100
7.000%, 12/01/26	1,000	1,107

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

San Mateo, Community Facilities District, Community Facilities District No. 2008-1-Bay, SPL Tax
Callable 09/01/22 @ 100
5.500%, 09/01/44	$1,000	$1,070
Southern California, Tobacco Securitization Authority, Ser A-1, RB
Callable 01/17/19 @ 100
5.000%, 06/01/37	3,000	3,000
Westminster School District, GO, BAM
Callable 08/01/39 @ 100
1.795%, 08/01/52	4,540	2,606

Total California		100,305

Colorado [8.3%]
9th Avenue Metropolitan District No. 2, GO
Callable 12/01/23 @ 103
5.000%, 12/01/48	1,000	1,003
Amber Creek, Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.125%, 12/01/47	1,065	1,033
Amber Creek, Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	750	734
Arkansas State, River Power Authority, Colorado Improvement Project, RB
Callable 10/01/20 @ 100
6.125%, 10/01/40	2,500	2,612
Base Village Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 103
5.750%, 12/01/46	3,055	3,059
Belleview Station Metropolitan District No. 2, GO
Callable 12/01/21 @ 103
5.125%, 12/01/46	3,375	3,408
Belleview Station Metropolitan District No. 2, GO
Callable 12/01/21 @ 103
5.000%, 12/01/36	1,500	1,518
Big Dry Creek Metropolitan District, Ser A, GO
Callable 12/01/22 @ 103
5.750%, 12/01/47	2,910	2,858
Brighton Crossing Metropolitan District No. 4, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	525	532

Description	Face Amount (000)	Value (000)

Brighton Crossing Metropolitan District No. 4, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	$1,720	$1,734
Buffalo Highlands Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.375%, 12/01/48	1,775	1,748
Canyons Metropolitan District No. 5, Ser A, GO
Callable 12/01/22 @ 103
6.125%, 12/01/47	1,000	1,000
Canyons Metropolitan District No. 5, Ser A, GO
Callable 12/01/22 @ 103
6.000%, 12/01/37	2,000	2,012
Castle Oaks Metropolitan District No. 3, GO
Pre-Refunded @ 100
6.250%, 12/01/20(C)	2,860	3,172
Castle Oaks Metropolitan District No. 3, GO
Pre-Refunded @ 100
5.500%, 12/01/20(C)	2,345	2,568
Clear Creek Station Metropolitan District No. 2, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	1,000	1,001
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.250%, 07/01/46(B)	1,930	1,894
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.000%, 07/01/36(B)	915	908
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Callable 04/01/25 @ 100
5.250%, 04/01/45(B)	2,655	2,536
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Callable 04/01/25 @ 100
5.125%, 04/01/35(B)	1,515	1,481
Colorado State, Health Facilities Authority, Sunny Vista Living Center, Ser A, RB
Callable 12/01/25 @ 100
6.125%, 12/01/45(B)	1,000	1,033

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Colorado State, High Performance Transportation Enterprise, U.S. 36 & I-25 Managed Lanes Project, RB, AMT
Callable 01/01/23 @ 100
5.750%, 01/01/44	$2,000	$2,151
Colorado State, Public Energy Authority, RB
6.500%, 11/15/38	6,000	8,133
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/27 @ 100
4.000%, 12/01/35(B)	1,835	1,842
Denver County, Health & Hospital Authority, Ser A, RB
Callable 12/01/27 @ 100
4.000%, 12/01/36(B)	2,305	2,308
Denver, Regional Transportation District, Denver Transportation Partners Project, RB
Callable 07/15/20 @ 100
6.000%, 01/15/41	1,000	1,017
Erie Highlands Metropolitan District No. 1, GO
Callable 12/01/20 @ 103
5.750%, 12/01/45	2,000	2,008
Erie Highlands Metropolitan District No. 2, Ser A, GO
Callable 12/01/23 @ 103
5.250%, 12/01/48	5,725	5,665
Flatiron Meadows Metropolitan District, GO
Callable 12/01/21 @ 103
5.125%, 12/01/46	2,000	1,891
Great Western Park Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 100
5.000%, 12/01/46	1,825	1,779
Green Gables Metropolitan District No. 1, Ser A, GO
Callable 12/01/21 @ 103
5.300%, 12/01/46	2,500	2,504
Lewis Pointe Metropolitan District, Ser A, GO
Callable 12/01/20 @ 100
6.000%, 12/01/44	2,590	2,590
Leyden Rock Metropolitan District No. 10, Ser A, GO
Callable 12/01/21 @ 103
5.000%, 12/01/45	2,500	2,501
Leyden Rock Metropolitan District No. 10, Ser A, GO
Callable 12/01/21 @ 103
4.375%, 12/01/33	1,500	1,456

Description	Face Amount (000)	Value (000)

North Holly, Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.500%, 12/01/48	$1,755	$1,685
Overlook Metropolitan District, GO
Callable 12/01/21 @ 103
5.500%, 12/01/46	1,230	1,149
Serenity Ridge Metropolitan District No. 2, Ser A, GO
Callable 12/01/23 @ 103
5.125%, 12/01/37	550	556
Serenity Ridge Metropolitan District No. 2, Ser A, GO
Callable 12/01/23 @ 103
5.125%, 12/01/43	1,000	1,004
Sierra Ridge Metropolitan District No. 2, Ser A, GO
Callable 12/01/21 @ 103
5.500%, 12/01/46	1,500	1,516
Solaris Metropolitan District No. 3, Ser A, GO
5.000%, 12/01/36	700	709
Solaris Metropolitan District No. 3, Ser A, GO
Callable 12/01/21 @ 103
5.000%, 12/01/46	2,530	2,544
Southglenn Metropolitan District, GO
Callable 12/01/21 @ 103
5.000%, 12/01/46	3,675	3,594
Southglenn Metropolitan District, GO
Callable 12/01/21 @ 103
3.500%, 12/01/26	1,750	1,657
Southlands Metropolitan District No. 1, Ser A-1, GO
Callable 12/01/27 @ 100
5.000%, 12/01/37	500	525
Southlands Metropolitan District No. 1, Ser A-1, GO
Callable 12/01/27 @ 100
5.000%, 12/01/47	3,000	3,122
Stone Creek Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.625%, 12/01/47	2,000	1,946
Villas Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.125%, 12/01/48	1,250	1,206
Water Valley Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	300	314
Water Valley Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.000%, 12/01/35	100	104

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Water Valley Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	$375	$358
Water Valley Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	1,045	1,095
Water Valley Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	250	234
Whispering Pines Metropolitan District No. 1, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/37	1,685	1,685
Whispering Pines Metropolitan District No. 1, Ser A, GO
Callable 12/01/22 @ 103
5.000%, 12/01/47	2,500	2,448

Total Colorado		101,140

Connecticut [0.3%]
Tender Option Bond Trust Receipts/Certificates, Ser 2016-XM0449, RB
Callable 06/01/26 @ 100
8.230%, 12/01/45(A) (B) (F)	3,335	4,284

Delaware [0.2%]
Delaware State, Economic Development Authority, Indian River Power Project, RB
Callable 10/01/20 @ 100
5.375%, 10/01/45	2,000	2,047

District of Columbia [0.2%]
Metropolitan Washington, Airports Authority, Dulles Toll Road Revenue, Ser B, RB
Callable 10/01/28 @ 100
6.500%, 10/01/44	2,000	2,494

Florida [5.9%]
Alachua County, Health Facilities Authority, East Ridge Retirement Village Project, RB
Callable 11/15/24 @ 100
6.250%, 11/15/44	2,690	2,787
Alachua County, Health Facilities Authority, East Ridge Retirement Village Project, RB
Callable 11/15/24 @ 100
6.000%, 11/15/34	2,500	2,593

Description	Face Amount (000)	Value (000)

Brevard County, Industrial Development Authority, TUFF Florida Tech Project, RB
Callable 11/01/19 @ 100
6.750%, 11/01/39	$960	$979
Florida State, Capital Trust Agency, Silver Creek St. Augustine, RB
Callable 02/01/19 @ 100
7.000%, 01/01/35(A) (D)	815	774
Florida State, Capital Trust Agency, Silver Creek St. Augustine, RB
Callable 02/01/19 @ 100
5.750%, 01/01/50(D)	945	898
Florida State, Capital Trust Agency, Silver Creek St. Augustine, Ser A, RB
Callable 01/01/21 @ 103
8.250%, 01/01/44(D)	3,390	2,373
Florida State, Capital Trust Agency, Silver Creek St. Augustine, Ser A, RB
Callable 01/01/21 @ 103
8.250%, 01/01/49(D)	1,000	700
Florida State, Development Finance, RB, AMT
Callable 02/01/19 @ 105
5.625%, 01/01/47(A) (B)	8,000	8,242
Florida State, Development Finance, Renaissance Charter School Project, RB
Callable 06/15/25 @ 100
6.125%, 06/15/46(B)	4,930	5,036
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/22 @ 100
6.125%, 06/15/43(B)	1,000	1,017
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.125%, 06/15/44	3,000	3,133
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.000%, 06/15/34	2,110	2,228
Florida State, Village Community Development District No. 10, SAB
Callable 05/01/23 @ 100
6.000%, 05/01/44	940	1,057

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Florida State, Village Community Development District No. 12, SAB
Callable 05/01/26 @ 100
3.875%, 05/01/47	$2,965	$2,764
Jacksonville, Jacksonville University Project, Ser B, RB
Callable 06/01/28 @ 100
5.000%, 06/01/53(B)	1,000	1,024
Lakewood Ranch Stewardship District, SAB
Callable 05/01/27 @ 100
5.250%, 05/01/37	1,815	1,857
Miami-Dade County, Educational Facilities Authority, Ser A, RB
Callable 04/01/28 @ 100
4.000%, 04/01/53	1,500	1,516
Miami-Dade County, Industrial Development Authority, Pinecrest Academy Project, RB
Callable 09/15/24 @ 100
5.250%, 09/15/44	4,300	4,507
Miami-Dade County, Industrial Development Authority, Youth CO-OP Charter Schools Project, Ser A, RB
Callable 09/15/25 @ 100
5.750%, 09/15/35(B)	1,605	1,618
Mid-Bay, Bridge Authority, Ser A, RB
Pre-Refunded @ 100
7.250%, 10/01/21(C)	5,200	5,927
Mid-Bay, Bridge Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	5,000	5,450
Osceola County, Finance Authority, Poinciana Parkway Project, Ser A, RB
Callable 10/01/24 @ 100
5.375%, 10/01/47	5,000	5,310
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.500%, 06/01/49	2,000	2,250
Palm Beach County, Health Facilities Authority, Sinai Residences Project, Ser A, RB
Callable 06/01/22 @ 102
7.250%, 06/01/34	500	559

Description	Face Amount (000)	Value (000)

Saint Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB
Pre-Refunded @ 100
6.000%, 08/01/20(C)	$3,000	$3,188
Village Community Development District No. 12, SAB
Callable 05/01/28 @ 100
4.250%, 05/01/43(B)	2,500	2,461
Village Community Development District No. 12, SAB
Callable 05/01/28 @ 100
4.000%, 05/01/33(B)	1,500	1,485

Total Florida		71,733

Georgia [0.9%]
Atlanta, Department of Aviation, Ser A, RB
Callable 01/01/24 @ 100
5.000%, 01/01/31	2,500	2,797
DeKalb County, Hospital Authority, Dekalb Medical Center Project, RB
Pre-Refunded @ 100
6.125%, 09/01/20(C)	1,000	1,067
Gainesville & Hall County, Development Authority, Riverside Military Academy, RB
Callable 03/01/27 @ 100
5.125%, 03/01/52	2,925	3,012
Gainesville & Hall County, Development Authority, Riverside Military Academy, RB
Callable 03/01/27 @ 100
5.000%, 03/01/47	500	513
Greene County, Development Authority, GLEN-I Project, Ser A, RB
Callable 01/01/25 @ 100
7.250%, 01/01/46(B)	3,400	3,084
Savannah, Economic Development Authority, Marshes Skidaway Island Project, RB
Callable 01/01/24 @ 100
7.250%, 01/01/49	810	894

Total Georgia		11,367

Hawaii [0.2%]
Hawaii State, Department of Budget & Finance, 15 Craigside Project, Ser A, RB
Pre-Refunded @ 100
8.750%, 11/15/19(C)	2,055	2,174

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Illinois [9.9%]
Aurora Illinois, Ser A, RB
5.000%, 12/30/27	$1,000	$1,004
Bridgeview Village, Ser A, GO
Callable 12/01/25 @ 100
5.750%, 12/01/35	2,000	2,015
Bridgeview Village, Ser A, GO
Callable 06/01/24 @ 100
5.500%, 12/01/43	4,880	4,738
Chicago Board of Education, Ser A, GO
Callable 12/01/28 @ 100
5.000%, 12/01/34	1,000	1,024
Chicago Board of Education, Ser A, GO
Callable 12/01/28 @ 100
5.000%, 12/01/35	1,250	1,275
Chicago Board of Education, Ser B, GO
Callable 12/01/27 @ 100
7.000%, 12/01/42(B)	5,000	5,817
Chicago Board of Education, Ser D, GO
Callable 12/01/28 @ 100
5.000%, 12/01/46	2,000	1,985
Chicago Board of Education, Ser G, GO
Callable 12/01/27 @ 100
5.000%, 12/01/34	2,000	2,043
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/23 @ 100
5.000%, 01/01/35	2,000	2,155
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/24 @ 100
5.000%, 01/01/35	3,000	3,274
Chicago, Ser A, GO
Callable 01/01/27 @ 100
6.000%, 01/01/38	9,000	10,013
Cook County, Ser A, GO
Callable 11/15/26 @ 100
5.000%, 11/15/30	2,050	2,264
Illinois State, Finance Authority, Admiral at Lake Project, RB
Callable 05/15/24 @ 103
5.250%, 05/15/42	3,000	2,921
Illinois State, Finance Authority, Admiral at Lake Project, Ser A, RB
Pre-Refunded @ 100
8.000%, 05/15/20(C)	4,000	4,320

Description	Face Amount (000)	Value (000)

Illinois State, Finance Authority, Admiral at Lake Project, Ser A, RB
Pre-Refunded @ 100
8.000%, 05/15/20(C)	$1,825	$1,971
Illinois State, Finance Authority, Columbia College Chicago, Ser S, RB
Callable 12/01/25 @ 100
4.125%, 12/01/30	1,505	1,506
Illinois State, Finance Authority, Lutheran Home and Services Project, RB
Callable 05/15/22 @ 100
5.625%, 05/15/42	5,000	5,088
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/36	4,535	5,097
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/41	1,000	1,109
Illinois State, Finance Authority, Roosevelt University Project, RB
Pre-Refunded @ 100
6.500%, 10/01/19(C)	3,445	3,563
Illinois State, Finance Authority, Roosevelt University Project, RB
Pre-Refunded @ 100
6.250%, 10/01/19(C)	1,000	1,032
Illinois State, Finance Authority, Wesleyan University, RB
Callable 09/01/26 @ 100
4.000%, 09/01/41	6,640	6,409
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/27	1,500	1,573
Illinois State, GO
Callable 11/01/26 @ 100
5.000%, 11/01/36	5,000	5,176
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A, RB
Callable 01/01/26 @ 100
5.600%, 01/01/56(B)	2,500	2,205
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A, RB
Callable 01/01/26 @ 100
5.450%, 01/01/46(B)	2,500	2,205
Illinois State, Ser A, GO
5.000%, 10/01/28	2,000	2,147

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Illinois State, Ser A, GO
Callable 12/01/27 @ 100
5.000%, 12/01/34	$5,000	$5,215
Illinois State, Ser A, GO
Callable 01/01/22 @ 100
4.000%, 01/01/23	3,000	3,034
Illinois State, Ser D, GO
5.000%, 11/01/25	3,000	3,207
Illinois State, Ser D, GO
3.250%, 11/01/26	8,175	7,682
Romeoville Village, Lewis University, Ser B, RB
Callable 04/01/25 @ 100
4.125%, 10/01/41	1,250	1,199
Romeoville Village, Lewis University, Ser B, RB
Callable 04/01/25 @ 100
4.125%, 10/01/46	1,500	1,418
Sales Tax Securitization, RB
Callable 01/01/28 @ 100
5.000%, 01/01/30	1,000	1,130
Sales Tax Securitization, Ser A, RB
Callable 01/01/28 @ 100
5.000%, 01/01/31	1,000	1,121
Sales Tax Securitization, Ser A, RB
Callable 01/01/28 @ 100
5.000%, 01/01/32	1,000	1,114
Southern Illinois University, Ser B, RB
Callable 10/01/22 @ 100
5.000%, 04/01/26	2,105	2,193
Southwestern Illinois, Development Authority, Collinsville Project, RB
Callable 02/01/19 @ 100
5.350%, 03/01/31	75	54
University of Illinois, Ser B, COP
Callable 10/01/26 @ 100
5.000%, 10/01/27	1,500	1,724
Village of Gilberts, RB
5.000%, 11/15/34	3,250	3,223
Village of Hodgkins, Redevelopment Project Area #4, TA
Callable 01/01/27 @ 100
5.625%, 01/01/37	5,200	5,082

Total Illinois		121,325

Indiana [1.8%]
Allen County, Storypoint Fort Wayne Project, RB
Callable 01/15/24 @ 104
6.875%, 01/15/52(B)	1,265	1,327
Carmel, Barrington Carmel Project, Ser A, RB
Callable 11/15/22 @ 100
7.125%, 11/15/47	3,000	2,687

Description	Face Amount (000)	Value (000)

Carmel, Barrington Carmel Project, Ser A, RB
Callable 11/15/22 @ 100
7.000%, 11/15/32	$1,650	$1,562
ChestertonTown, Storypoint Chesterton Project, Ser A-1, RB
Callable 01/15/24 @ 104
6.375%, 01/15/51(B)	2,100	2,139
Indiana State, Finance Authority, Republic Services Project, RB, AMT
2.350%, 05/01/34(A)	5,000	4,999
Indianapolis, Ritter Affordable Assisted Living Project, RB
Callable 12/01/22 @ 102
6.900%, 12/01/33	4,000	3,959
Lafayette City, Finance Authority, Glasswater Creek Project, RB
Callable 07/01/26 @ 101
5.800%, 01/01/37	3,310	3,368
Terre Haute, Westminster Village Project, RB
Callable 08/01/22 @ 100
6.000%, 08/01/39	2,355	2,360

Total Indiana		22,401

Iowa [0.6%]
Iowa Finance Authority, Ser A, RB
Callable 05/15/27 @ 100
5.000%, 05/15/43	2,000	2,066
Iowa State, Finance Authority, Child Serve Project, Ser B, RB
Callable 06/01/25 @ 100
5.000%, 06/01/36	2,000	2,091
Iowa State, Tobacco Settlement Authority, Ser C, RB
Callable 02/01/19 @ 100
5.625%, 06/01/46	1,665	1,665
Iowa State, Tobacco Settlement Authority, Ser C, RB
Callable 02/01/19 @ 100
5.500%, 06/01/42	1,180	1,180

Total Iowa		7,002

Kansas [1.4%]
Arkansas City, Public Building Commission, South Central Regional Medical Center, RB
Callable 09/01/19 @ 100
7.000%, 09/01/29	2,550	2,596

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Kansas State, Development Finance Authority, Village Shalom Project, Ser A, RB
Callable 11/15/23 @ 104
5.500%, 11/15/38	$500	$517
Kansas State, Development Finance Authority, Village Shalom Project, Ser A, RB
Callable 11/15/23 @ 104
5.250%, 11/15/53	4,050	4,011
University of Kansas Hospital Authority, Ser A, RB
Callable 03/01/27 @ 100
4.000%, 03/01/42	5,000	5,101
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.375%, 12/01/46	2,500	2,580
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.250%, 12/01/36	500	514
Wyandotte County-Kansas City Unified Government, RB
Callable 09/01/25 @ 100
5.750%, 09/01/32	1,880	1,981

Total Kansas		17,300

Kentucky [1.9%]
Kentucky State, Economic Development Finance Authority, Masonic Home Independent Living, RB
Callable 05/15/26 @ 100
5.000%, 05/15/36	1,250	1,291
Kentucky State, Economic Development Finance Authority, Masonic Home Independent Living, RB
Callable 05/15/26 @ 100
5.000%, 05/15/46	4,500	4,594
Kentucky State, Economic Development Finance Authority, Masonic Home Independent Living, RB
Callable 05/15/26 @ 100
5.000%, 05/15/51	4,000	4,071
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health System Project, Ser A, RB
Pre-Refunded @ 100
6.500%, 06/01/20(C)	2,960	3,149

Description	Face Amount (000)	Value (000)

Kentucky State, Economic Development Finance Authority, Owensboro Medical Health System Project, Ser A, RB
Pre-Refunded @ 100
6.375%, 06/01/20(C)	$1,000	$1,062
Kentucky State, Public Transportation Infrastructure Authority, Downtown Crossing Project, Ser A, RB
Callable 07/01/23 @ 100
5.750%, 07/01/49	5,650	6,063
Louisville, Louisville Gas and Electric Company Project, RB
1.500%, 10/01/33(A)	3,000	2,995

Total Kentucky		23,225

Louisiana [1.0%]
Juban Crossing, Economic Development District, General Infrastructure Project, Ser C, RB
Callable 03/15/25 @ 100
7.000%, 09/15/44(B)	5,665	5,730
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Ser S, RB
Callable 06/01/25 @ 100
5.625%, 06/01/45	2,000	2,013
Louisiana State, Public Facilities Authority, Loyola University Project, RB
Callable 10/01/21 @ 100
5.000%, 10/01/41	5,000	5,108
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
Callable 07/01/23 @ 100
10.500%, 07/01/39(D)	1,435	—
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
7.000%, 07/01/24(B) (D)	1,319	—
Louisiana State, Public Facilities Authority, Pellets Project, Ser A, RB, AMT
Callable 07/01/24 @ 100
8.375%, 07/01/39(D)	3,474	—

Total Louisiana		12,851

Maine [0.1%]
Maine State, Financing Authority, Casella Waste Systems Project, RB, AMT
4.375%, 08/01/35(A) (B)	1,000	990

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Maryland [1.4%]
Baltimore, Harbor Point Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36	$1,000	$1,015
Prince George's County, Westphalia Town Center Project, RB
Callable 07/01/28 @ 100
5.250%, 07/01/48(B)	2,000	2,021
Prince George's County, Westphalia Town Center Project, RB
Callable 07/01/28 @ 100
5.125%, 07/01/39(B)	1,000	1,019
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
6.100%, 02/15/44	1,425	1,444
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
5.800%, 02/15/34	725	732
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.500%, 02/15/47(B)	1,250	1,238
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.375%, 02/15/39(B)	1,000	989
Maryland State, Economic Development, RB
Callable 09/01/20 @ 100
5.750%, 09/01/25	3,000	3,091
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.250%, 07/01/44	3,780	4,010
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.125%, 07/01/39	750	791
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.000%, 07/01/34	1,205	1,267

Total Maryland		17,617

Massachusetts [0.9%]
Massachusetts State, Development Finance Agency, Emmanuel College, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/36	2,305	2,490

Description	Face Amount (000)	Value (000)

Massachusetts State, Development Finance Agency, Emmanuel College, Ser A, RB
Callable 10/01/26 @ 100
4.000%, 10/01/46	$4,120	$3,820
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/43	2,000	2,116
Massachusetts State, Development Finance Agency, Western New England University, RB
Callable 09/01/28 @ 100
5.000%, 09/01/43	2,000	2,167

Total Massachusetts		10,593

Michigan [1.7%]
Detroit Michigan, GO
Callable 04/01/28 @ 100
5.000%, 04/01/38	625	646
Michigan State, Finance Authority, Hospital Presbyterian Village, RB
Callable 11/15/25 @ 100
5.250%, 11/15/35	2,340	2,367
Michigan State, Finance Authority, Old Redford School Project, Ser A, RB
Callable 12/01/20 @ 100
6.500%, 12/01/40	3,745	3,765
Michigan State, Finance Authority, Public School Academy - Cesar Chavez Project, RB
Callable 02/01/20 @ 101
5.750%, 02/01/33	4,000	4,024
Michigan State, Public Educational Facilities Authority, Old Redford Project, Ser A, RB
Callable 02/01/19 @ 100
5.875%, 12/01/30	2,000	2,000
Michigan State, Tobacco Settlement Finance Authority, Ser A, RB
Callable 01/17/19 @ 100
6.000%, 06/01/34	4,000	3,988
Michigan State, Tobacco Settlement Finance Authority, Ser A, RB
Callable 01/17/19 @ 100
5.125%, 06/01/22	2,620	2,601

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Michigan State, Tobacco Settlement Finance Authority, Turbo Project, Ser A, RB
Callable 01/17/19 @ 100
6.875%, 06/01/42	$2,000	$2,004

Total Michigan		21,395

Minnesota [1.3%]
Anoka, Housing Revenue Authority, Homestead Project, RB
Callable 11/01/24 @ 103
4.750%, 11/01/35	4,320	4,372
Bethel, Senior Housing Revenue, Lodge at Lakes at Stillwater Project, RB
Callable 06/01/23 @ 102
5.250%, 06/01/58	2,840	2,924
Bethel, Senior Housing Revenue, Lodge at Lakes at Stillwater Project, RB
Callable 06/01/23 @ 102
5.000%, 06/01/48	1,000	1,027
Dakota County, Community Development Agency, RB
Callable 08/01/22 @ 100
5.000%, 08/01/51(B)	1,250	1,234
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/01/24 @ 102
5.000%, 08/01/53(B)	500	508
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/01/24 @ 102
4.750%, 08/01/43(B)	1,600	1,615
Rochester, RB
Callable 05/15/28 @ 100
4.000%, 11/15/48	2,000	2,049
Saint Paul Park, Presbyterian Homes Bloomington Project, RB
Callable 09/01/24 @ 100
5.000%, 09/01/42	1,000	1,065
West Saint Paul, Walker Westwood Ridge Camp, RB
Callable 11/01/25 @ 100
5.000%, 11/01/49	1,150	1,161

Total Minnesota		15,955

Missouri [3.7%]
Blue Springs, Improvement Adams Farm Project, Ser A, TA
Callable 06/01/24 @ 100
5.250%, 06/01/39	3,400	3,331

Description	Face Amount (000)	Value (000)

Branson, Industrial Development Authority, Branson Shoppes Redevelopment, RB
Callable 11/01/25 @ 100
3.900%, 11/01/29	$950	$927
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 03/01/21 @ 100
4.000%, 03/01/42	1,000	918
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 03/01/21 @ 100
3.625%, 03/01/33	500	459
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 03/01/21 @ 100
3.000%, 03/01/26	500	473
Kansas City, Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/36(B)	1,000	1,000
Kansas City, Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/46(B)	1,150	1,109
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, Ser A, RB
Pre-Refunded @ 100
8.250%, 05/15/20(C)	3,000	3,250
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, Ser A, RB
Callable 05/15/27 @ 100
5.250%, 05/15/37	1,000	1,043
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, Ser A, RB
Callable 05/15/27 @ 100
5.250%, 05/15/42	1,000	1,039
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, Ser A, RB
Callable 05/15/27 @ 100
5.250%, 05/15/50	3,000	3,100

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/46	$500	$491
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/51	9,000	8,760
Poplar Bluff, Ser A, TA
Callable 11/01/23 @ 100
5.125%, 11/01/35(B)	5,000	4,785
St. Joseph, Industrial Development Authority, Living Community Saint Joseph Project, RB
Callable 02/01/19 @ 100
7.000%, 08/15/32	940	940
St. Louis County, Industrial Development Authority, Friendship Village, RB
Callable 09/01/25 @ 103
5.125%, 09/01/48	2,000	2,002
St. Louis County, Industrial Development Authority, Manchester Ballas Community, RB
Callable 09/01/24 @ 100
5.250%, 09/01/45(B)	3,000	2,847
St. Louis County, Industrial Development Authority, Manchester Ballas Community, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(B)	2,000	1,916
St. Louis County, Industrial Development Authority, Ranken Jordan Project, RB
Callable 11/15/25 @ 100
4.000%, 11/15/36	1,250	1,181
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
4.375%, 11/15/35	2,250	2,267
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
3.875%, 11/15/29	1,405	1,430

Description	Face Amount (000)	Value (000)

St. Louis, Industrial Development Authority, Innovation District Project, TA
Callable 05/15/24 @ 100
4.375%, 05/15/36	$2,500	$2,419

Total Missouri		45,687

Nebraska [0.6%]
Central Plains Energy Project, Project No. 3, RB
Callable 09/01/22 @ 100
5.250%, 09/01/37	1,000	1,077
Central Plains Energy Project, Project No. 3, RB
Callable 09/01/22 @ 100
5.000%, 09/01/42	5,500	5,877

Total Nebraska		6,954

Nevada [0.8%]
Clark County, Department of Aviation, Sub-Ser A-2, RB
Callable 07/01/24 @ 100
5.000%, 07/01/35	3,000	3,315
Las Vegas, Finance Authority, RB
Callable 06/15/21 @ 100
4.375%, 06/15/35(B)	3,500	3,140
Las Vegas, Special Improvement District No. 812, SAB
Callable 12/01/25 @ 100
5.000%, 12/01/35	1,000	1,005
Nevada State, Department of Business & Industry, Green-Fulcrum Sierra Biofuels, RB, AMT
Callable 12/15/27 @ 100
6.250%, 12/15/37(B)	100	106
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/35(B)	1,595	1,616
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/48(B)	1,000	1,000

Total Nevada		10,182

New Jersey [1.2%]
New Jersey State, Economic Development Authority, Continental Airlines Project, RB, AMT
Callable 08/20/22 @ 101
5.250%, 09/15/29	1,000	1,081

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

New Jersey State, Economic Development Authority, Port Newark Container, RB, AMT
Callable 10/01/27 @ 100
5.000%, 10/01/47	$6,000	$6,307
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/42	1,155	1,214
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/47	1,230	1,283
Tobacco Settlement Financing, Sub-Ser B, RB
Callable 06/01/28 @ 100
5.000%, 06/01/46	5,000	5,039

Total New Jersey		14,924

New Mexico [0.5%]
Lower Petroglyphs Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/33	500	513
Lower Petroglyphs Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/38	500	503
Lower Petroglyphs Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/48	1,750	1,745
New Mexico State, Hospital Equipment Loan Council, RB
Callable 07/01/22 @ 100
5.500%, 07/01/42	3,110	3,320

Total New Mexico		6,081

New York [5.8%]
Nassau County, Industrial Development Agency, Amsterdam at Harborside, Ser A, RB
Callable 01/01/25 @ 101
6.700%, 01/01/49	4,789	4,953
Nassau County, Industrial Development Agency, Amsterdam at Harborside, Ser C, RB
Callable 02/01/19 @ 100
2.000%, 01/01/49	1,728	294
Nassau County, Tobacco Settlement, RB
Callable 01/17/19 @ 100
5.125%, 06/01/46	6,620	6,324

Description	Face Amount (000)	Value (000)

New York Counties, Tobacco Trust IV, Ser A, RB
Callable 01/17/19 @ 100
5.000%, 06/01/45	$5,800	$5,437
New York State, Liberty Development, World Trade Center, RB
Callable 11/15/24 @ 100
5.375%, 11/15/40(B)	2,500	2,622
New York State, Liberty Development, World Trade Center, RB
Callable 11/15/24 @ 100
5.000%, 11/15/44(B)	10,000	10,260
New York State, Transportation Development, American Airlines, RB, AMT
Callable 08/01/21 @ 100
5.000%, 08/01/26	3,000	3,130
New York State, Transportation Development, LaGuardia Airport Terminal B, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/41	1,500	1,581
Niagara, Area Development, Ser A, RB, AMT
Callable 07/01/23 @ 100
4.750%, 11/01/42(B)	4,750	4,585
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/34	1,000	1,053
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/40	1,000	1,046
Suffolk, Tobacco Asset Securitization, Ser C, RB
Callable 06/01/22 @ 100
6.625%, 06/01/44	6,000	6,195
TSASC, Sub-Ser, RB
Callable 06/01/27 @ 100
5.000%, 06/01/45	12,000	11,592
Westchester, Tobacco Asset Securitization, Sub-Ser C, RB
Callable 06/01/27 @ 100
5.125%, 06/01/51	7,000	7,093

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Westchester, Tobacco Asset Securitization, Sub-Ser C, RB
Callable 06/01/23 @ 100
5.000%, 06/01/45	$5,000	$5,027

Total New York		71,192

North Carolina [0.2%]
North Carolina State, Department of Transportation, I-77 Hot Lanes Project, RB, AMT
Callable 06/30/25 @ 100
5.000%, 12/31/37	1,405	1,484
North Carolina State, Medical Care Commission, United Church Homes and Services, RB
Callable 09/01/24 @ 100
5.000%, 09/01/37	1,155	1,200

Total North Carolina		2,684

North Dakota [0.7%]
Burleigh County, Education Facilities, University of Mary Project, RB
Callable 04/15/26 @ 100
5.200%, 04/15/46	2,000	1,918
Ward County North Dakota, Ser C, RB
Callable 06/01/28 @ 100
5.000%, 06/01/48	2,500	2,613
Grand Forks County, Red River Biorefinery Project, RB
Callable 09/15/28 @ 100
5.375%, 09/15/38(B)	2,000	1,858
Mandan, Public Facilities Authority, Park Facilities, Ser A, RB
Callable 09/01/24 @ 100
3.250%, 09/01/41	2,450	2,184

Total North Dakota		8,573

Ohio [5.4%]
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 01/17/19 @ 100
6.500%, 06/01/47	3,000	2,993
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 01/17/19 @ 100
5.875%, 06/01/30	9,500	9,048
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 01/17/19 @ 100
5.875%, 06/01/47	6,000	5,692

Description	Face Amount (000)	Value (000)

Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 01/17/19 @ 100
5.750%, 06/01/34	$11,340	$10,785
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 01/17/19 @ 100
5.125%, 06/01/24	2,870	2,678
Butler County, Port Authority, Storypoint Fairfield Project, RB
Callable 01/15/24 @ 104
6.375%, 01/15/43(B)	500	512
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/27 @ 100
5.250%, 02/15/47	3,800	4,021
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/27 @ 100
5.000%, 02/15/52	5,000	5,151
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/33	1,000	1,036
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/44	1,000	1,021
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/48	4,390	4,468
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.500%, 01/15/48(B)	4,250	4,275
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.250%, 01/15/38(B)	1,800	1,786
Ohio State, Housing Finance Agency, Sanctuary at Springboro Project, RB
Callable 10/01/25 @ 101
5.450%, 01/01/38(B)	2,500	2,462

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Southeastern Ohio, Port Authority, Memorial Health System Project, RB
Callable 12/01/22 @ 100
6.000%, 12/01/42	$7,000	$7,370
Toledo-Lucas County, Port Authority, Storypoint Waterville Project, RB
Callable 01/15/24 @ 104
6.375%, 01/15/51(B)	2,500	2,546

Total Ohio		65,844

Oklahoma [0.7%]
Oklahoma County, Finance Authority, Epworth Village Project, Ser A, RB
Callable 04/01/22 @ 100
5.125%, 04/01/42	4,000	3,434
Oklahoma State, Development Finance Authority, Inverness Village Community, RB
Callable 01/01/22 @ 100
6.000%, 01/01/32	3,030	2,021
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.875%, 11/01/46(D)	5,775	2,599
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.625%, 11/01/36(D)	2,500	1,125

Total Oklahoma		9,179

Oregon [0.2%]
Clackamas County, Hospital Facility Authority, RB
Callable 11/15/25 @ 102
5.000%, 11/15/47	1,300	1,373
Clackamas County, Hospital Facility Authority, RB
Callable 11/15/25 @ 102
5.000%, 11/15/52	900	948

Total Oregon		2,321

Pennsylvania [3.1%]
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/28 @ 100
5.000%, 05/01/33(B)	500	530

Description	Face Amount (000)	Value (000)

Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/28 @ 100
5.000%, 05/01/42(B)	$1,000	$1,044
Allentown, Neighborhood Improvement Zone Development Authority, Sub-Ser, RB
Callable 05/01/28 @ 100
5.375%, 05/01/42(B)	3,000	3,005
Allentown, Neighborhood Improvement Zone Development Authority, Sub-Ser, RB
Callable 05/01/28 @ 100
5.125%, 05/01/32(B)	1,000	999
Chester County, Industrial Development Authority, Woodlands at Graystone Project, RB
Callable 03/01/28 @ 100
5.125%, 03/01/48(B)	1,000	1,002
Chester County, Industrial Development Authority, Woodlands at Graystone Project, RB
Callable 03/01/28 @ 100
5.000%, 03/01/38(B)	525	525
Dauphin County, General Authority, Harrisburg University of Science and Technology Project, RB
Callable 10/15/27 @ 100
5.125%, 10/15/41(B)	4,185	4,056
Dauphin County, General Authority, RB
Callable 10/15/27 @ 100
5.000%, 10/15/34(B)	2,320	2,300
Delaware County, Industrial Development Authority, Covanta Project, Ser A, RB
Callable 07/01/20 @ 100
5.000%, 07/01/43	2,500	2,513
Franklin County, Industrial Development Authority, Menno Haven Project, RB
Callable 12/01/25 @ 103
5.000%, 12/01/48	1,000	1,005
Montgomery County, Higher Education & Health Authority, Philadelphia Presbyterian Hospital, RB
Callable 12/01/24 @ 103
4.000%, 12/01/48	2,000	1,750

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Pennsylvania State, Economic Development Financing Authority, PPL Energy Supply, Ser A-RE, RB
Callable 09/01/25 @ 100
6.400%, 12/01/38	$3,000	$3,013
Pennsylvania State, Turnpike Commission, Convertible Capital Appreciation Project, Sub-Ser E, RB
Callable 12/01/27 @ 100
6.375%, 12/01/38	2,000	2,461
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/24 @ 100
5.000%, 12/01/33	1,500	1,655
Philadelphia, Authority for Industrial Development, Mariana Bracetti Academy, RB
Callable 12/15/21 @ 100
7.625%, 12/15/41	1,000	1,094
Philadelphia, Authority for Industrial Development, Mariana Bracetti Academy, RB
Callable 12/15/21 @ 100
7.150%, 12/15/36	2,280	2,471
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/22 @ 100
5.625%, 07/01/42	3,000	3,185
Pottsville, Hospital Authority, Schuykill Health System Project, RB
Pre-Refunded @ 100
6.500%, 07/01/24(B) (C)	3,000	3,683
Washington County, Redevelopment Authority, TA
Callable 01/01/28 @ 100
5.000%, 07/01/35	1,235	1,241

Total Pennsylvania		37,532

Rhode Island [0.3%]
Rhode Island State, Health & Educational Building, RB
Callable 05/15/26 @ 100
5.000%, 05/15/39	1,000	1,077

Description	Face Amount (000)	Value (000)

Tobacco Settlement Financing, Ser B, RB
Callable 01/17/19 @ 13
9.342%, 06/01/52(E)	$26,270	$2,409

Total Rhode Island		3,486

South Carolina [1.5%]
South Carolina State, Jobs-Economic Development Authority, Episcopal at Still Hopes, RB
Callable 04/01/25 @ 102
5.000%, 04/01/47	2,000	1,997
South Carolina State, Jobs-Economic Development Authority, Episcopal at Still Hopes, RB
Callable 04/01/25 @ 102
5.000%, 04/01/52	2,550	2,509
South Carolina State, Jobs-Economic Development Authority, The Woodlands at Furman, RB
Callable 11/15/24 @ 103
5.250%, 11/15/47	8,375	8,749
South Carolina State, Jobs-Economic Development Authority, The Woodlands at Furman, RB
Callable 11/15/24 @ 103
5.250%, 11/15/52	5,405	5,626

Total South Carolina		18,881

Tennessee [0.8%]
Chattanooga, Health Educational & Housing Facility Board, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	1,000	1,071
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, RB
Pre-Refunded @ 100
6.000%, 07/01/20(C)	2,000	2,120
Nashville Metropolitan Development & Housing Agency, RB
Callable 06/01/28 @ 100
5.125%, 06/01/36(B)	900	930
Nashville Metropolitan Development & Housing Agency, RB
4.500%, 06/01/28(B)	650	666
Shelby County, Health Educational & Housing Facilities Board, Trezevant Manor Project, Ser A, RB
Callable 09/01/23 @ 100
5.500%, 09/01/47	1,000	938

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Shelby County, Health Educational & Housing Facilities Board, Trezevant Manor Project, Ser A, RB
Callable 09/01/26 @ 100
5.000%, 09/01/31(B)	$2,750	$2,628
Shelby County, Health Educational & Housing Facilities Board, Trezevant Manor Project, Ser A, RB
Callable 09/01/26 @ 100
5.000%, 09/01/37(B)	1,145	1,043

Total Tennessee		9,396

Texas [10.6%]
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.125%, 03/01/44	2,300	2,337
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.000%, 03/01/34	400	408
Bexar County, Health Facilities Development, Army Retirement Residence Project, RB
Pre-Refunded @ 100
6.200%, 07/01/20(C)	3,250	3,450
Celina, Cambridge Crossing Public Improvement Project, SAB
Callable 09/01/28 @ 100
5.250%, 09/01/47(B)	500	482
Celina, Cambridge Crossing Public Improvement Project, SAB
Callable 09/01/28 @ 100
5.125%, 09/01/38(B)	1,500	1,463
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.875%, 09/01/40	600	603
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.500%, 09/01/32	250	252
Celina, Lakes at Mustang Ranch Public Improvement District Phase 1 Project, SAB
Callable 09/01/20 @ 103
5.375%, 09/01/28	375	379

Description	Face Amount (000)	Value (000)

Celina, Sutton Fields II Public Improvement Project, SAB
Callable 03/01/23 @ 103
7.250%, 09/01/45	$500	$488
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Callable 01/01/23 @ 100
5.000%, 01/01/33	1,000	1,075
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Callable 01/01/23 @ 100
5.000%, 01/01/42	1,000	1,060
Clifton Higher Education Finance, Ser D, RB
Callable 08/15/25 @ 100
6.125%, 08/15/48	4,245	4,289
Grand Parkway, Transportation, Toll Revenue, Sub-Ser B, RB
Callable 10/01/23 @ 100
5.000%, 04/01/53	2,000	2,146
Hackberry, Public Improvement District No. 3, SAB
Pre-Refunded @ 100
7.000%, 09/01/19(C)	475	505
Hackberry, Public Improvement District No. 3, SAB
Pre-Refunded @ 100
6.750%, 09/01/19(C)	500	531
Hackberry, Public Improvement District No. 3, SAB
Pre-Refunded @ 100
6.750%, 09/01/19(C)	525	557
Hackberry, Public Improvement District No. 3, SAB
Pre-Refunded @ 100
6.625%, 09/01/19(C)	450	477
Houston, Airport System Revenue, United Airlines Project, RB, AMT
5.000%, 07/15/28	3,000	3,396
Houston, Airport System Revenue, United Airlines Project, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/29	3,000	3,250
Houston, Higher Education Finance, Cosmos Foundation Project, Ser A, RB
Pre-Refunded @ 100
6.875%, 05/15/21(C)	5,300	5,884

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Leander, Oak Creek Public Improvement District, SAB
Callable 09/01/19 @ 103
5.875%, 09/01/44	$475	$459
Leander, Oak Creek Public Improvement District, SAB
Callable 09/01/19 @ 103
5.750%, 09/01/38	500	484
McLendon-Chisholm, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.500%, 09/15/40	375	365
McLendon-Chisholm, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.375%, 09/15/35	400	393
McLendon-Chisholm, Sonoma Public Improvement District Project, SAB
Callable 09/15/20 @ 103
5.125%, 09/15/28	500	496
Mission Economic Development, RB, AMT
Callable 10/01/21 @ 105
4.625%, 10/01/31(B)	3,250	3,306
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 07/01/24 @ 102
5.000%, 07/01/36	1,250	1,266
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 07/01/24 @ 102
5.000%, 07/01/46	6,610	6,626
New Hope, Cultural Education Facilities Finance, E Grand Preparatory Academy, RB
Callable 08/15/21 @ 100
5.500%, 08/15/46	1,000	1,008
New Hope, Cultural Education Facilities Finance, E Grand Preparatory Academy, RB
Callable 08/15/21 @ 100
5.500%, 08/15/51	2,500	2,514
New Hope, Cultural Education Facilities Finance, Jubilee Academic Center Project, Ser A, RB
Callable 08/15/21 @ 100
5.000%, 08/15/36(B)	4,000	4,004

Description	Face Amount (000)	Value (000)

New Hope, Cultural Education Facilities Finance, Jubilee Academic Center Project, Ser S, RB
Callable 08/15/21 @ 100
5.125%, 08/15/47(B)	$1,500	$1,479
New Hope, Cultural Education Facilities Finance, MRC Senior Living - Langford Project, RB
Callable 11/15/26 @ 100
5.500%, 11/15/46	1,000	989
New Hope, Cultural Education Facilities Finance, MRC Senior Living - Langford Project, RB
Callable 11/15/26 @ 100
5.500%, 11/15/52	1,200	1,176
New Hope, Cultural Education Facilities Finance, MRC Senior Living - Langford Project, RB
Callable 11/15/26 @ 100
5.375%, 11/15/36	500	495
New Hope, Cultural Education Facilities Finance, MRC Senior Living - Langford Project, RB
5.000%, 11/15/26	400	400
New Hope, Cultural Education Facilities Finance, RB
5.000%, 08/15/46	3,000	2,908
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.750%, 08/15/45(B)	1,700	1,776
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.500%, 08/15/35(B)	900	938
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C, RB
Pre-Refunded @ 100
0.553%, 09/01/31 (C)	5,000	5,631
Sanger, Industrial Development Authority, Texas Pellets Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
8.000%, 07/01/38(D)	4,950	1,584
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, RB
Callable 11/15/25 @ 100
5.500%, 11/15/45	5,315	4,199

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, RB
Callable 02/01/19 @ 100
4.500%, 11/15/21	$2,840	$2,244
Tarrant County, Cultural Education Facilities Finance, Buckingham Senior Living Community Project, Ser Senior, RB
Callable 02/01/19 @ 100
5.750%, 11/15/37	6,000	4,740
Tarrant County, Cultural Education Facilities Finance, Buckner Retirement Services, RB
Callable 11/15/27 @ 100
5.000%, 11/15/46	3,660	3,894
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, Ser Senior, RB
Callable 05/15/27 @ 100
6.750%, 11/15/47	2,000	2,174
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, Ser Senior, RB
Callable 05/15/27 @ 100
6.750%, 11/15/52	2,200	2,384
Tarrant County, Cultural Education Facilities Finance, Buckner Senior Living Ventana Project, Ser Senior, RB
Callable 05/15/27 @ 100
6.625%, 11/15/37	3,500	3,830
Tarrant County, Cultural Education Facilities Finance, C.C. Young Memorial Home Project, RB
Callable 02/15/27 @ 100
6.375%, 02/15/48	10,000	10,674
Tarrant County, Cultural Education Facilities Finance, Edgemere Project, Ser A-REF, RB
Callable 11/15/25 @ 100
5.000%, 11/15/45	5,000	5,003
Tarrant County, Cultural Education Facilities Finance, Northwest Senior Housing Edgemere Project, RB
Callable 05/15/27 @ 100
5.250%, 11/15/47	6,720	6,829

Description	Face Amount (000)	Value (000)

Tarrant County, Cultural Education Facilities Finance, Trinity Basin Preparatory Project, Ser A, RB
Pre-Refunded @ 100
7.300%, 06/01/19(C)	$555	$568
Temple, Ser A, RB
Callable 08/01/25 @ 100
5.000%, 08/01/38(B)	2,000	2,092
Texas State, Private Activity Bond Surface Transportation, LBJ Infrastructure Project, Ser Senior, RB
Callable 06/30/20 @ 100
7.000%, 06/30/40	1,000	1,062
Texas State, Private Activity Bond Surface Transportation, NTE Mobility Project, Ser Senior, RB
Callable 12/31/19 @ 100
6.875%, 12/31/39	5,350	5,566
Texas State, Private Activity Bond Surface Transportation, SH 288 Toll Lanes Project, RB, AMT
Callable 12/31/25 @ 100
5.000%, 12/31/40	1,745	1,848
Texas State, Private Activity Bond Surface Transportation, SH 288 Toll Lanes Project, RB, AMT
Callable 12/31/25 @ 100
5.000%, 12/31/45	1,000	1,055

Total Texas		129,491

Vermont [0.1%]
Vermont State, Economic Development Authority, Casella Waste Systems Project, RB, AMT
4.625%, 04/01/36(A) (B)	1,000	977

Virgin Islands [0.4%]
Virgin Islands, Public Finance Authority, Ser Senior, RB
Callable 10/01/20 @ 100
5.000%, 10/01/25	3,155	3,189
Virgin Islands, Public Finance Authority, Sub-Ser, RB
Callable 10/01/19 @ 100
5.000%, 10/01/22	2,000	2,014

Total Virgin Islands		5,203

Virginia [1.9%]
Cherry Hill, Community Development Authority, Potomac Shores Project, SAB
Callable 03/01/25 @ 100
5.400%, 03/01/45(B)	2,000	2,032

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Cherry Hill, Community Development Authority, Potomac Shores Project, SAB
Callable 03/01/25 @ 100
5.150%, 03/01/35(B)	$1,000	$1,016
Farmville, Industrial Development Authority, RB
Callable 01/01/29 @ 100
5.000%, 01/01/48	2,000	2,091
Lower Magnolia Green, Community Development Authority, SAB
Callable 03/01/25 @ 100
5.000%, 03/01/45(B)	4,020	3,956
Peninsula Town Center, Community Development Authority, RB
Callable 09/01/27 @ 100
5.000%, 09/01/37(B)	2,750	2,860
Peninsula Town Center, Community Development Authority, RB
Callable 09/01/27 @ 100
5.000%, 09/01/45(B)	3,700	3,812
Virginia State, Small Business Financing Authority, Covanta Project, RB, AMT
Callable 07/01/23 @ 100
5.000%, 01/01/48(A) (B)	500	508
Virginia State, Small Business Financing Authority, Elizabeth River Project, RB, AMT
Callable 07/01/22 @ 100
6.000%, 01/01/37	820	887
Virginia State, Small Business Financing Authority, Pinnacle Living, Ser C, RB
Callable 06/01/23 @ 103
5.000%, 06/01/47	1,500	1,547
Virginia State, Small Business Financing Authority, Pinnacle Living, Ser C, RB
Callable 06/01/23 @ 103
5.000%, 06/01/52	3,880	3,989

Total Virginia		22,698

Washington [1.0%]
Kalispel Tribe of Indians, Ser A, RB
Callable 01/01/28 @ 100
5.250%, 01/01/38(B)	400	420
Washington State, Health Care Facilities Authority, RB
Callable 01/01/28 @ 100
4.000%, 07/01/42	3,500	3,442

Description	Face Amount (000)	Value (000)

Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/38(B)	$325	$332
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/48(B)	750	761
Washington State, Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, RB
Callable 01/01/25 @ 102
5.000%, 01/01/46(B)	4,830	5,004
Washington State, Housing Finance Commission, Rockwood Retirement Community Project, RB
Callable 01/01/24 @ 100
7.500%, 01/01/49(B)	2,000	2,263

Total Washington		12,222

West Virginia [0.1%]
West Virginia State, Economic Development Authority, Morgantown Energy, RB, AMT
2.875%, 12/15/26	1,560	1,503

Wisconsin [5.9%]
Hartford, Public Finance Authority, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(B)	1,580	1,601
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.500%, 03/01/45(B)	3,460	3,534
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.250%, 03/01/35(B)	1,250	1,280
Public Finance Authority, RB
Callable 01/01/28 @ 100
6.375%, 01/01/48(B)	1,000	1,030
Public Finance Authority, RB
Callable 01/01/28 @ 100
6.250%, 01/01/38(B)	1,000	1,034
Public Finance Authority, RB
Callable 01/01/28 @ 100
6.125%, 01/01/33(B)	1,525	1,593
Wisconsin State, Health & Educational Facilities Authority, Benevolent Cedar Community, RB
Callable 06/01/25 @ 103
5.000%, 06/01/37	1,110	1,131

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)

Wisconsin State, Health & Educational Facilities Authority, Benevolent Cedar Community, RB
Callable 06/01/25 @ 103
5.000%, 06/01/41	$955	$969
Wisconsin State, Health & Educational Facilities Authority, Dickson Hollow Project, RB
Callable 10/01/22 @ 102
5.500%, 10/01/49	2,500	2,655
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 04/01/27 @ 100
4.000%, 04/01/39	2,500	2,523
Wisconsin State, Health & Educational Facilities Authority, St. Johns Communities, Ser A, RB
Callable 09/15/23 @ 100
5.000%, 09/15/40	1,000	1,020
Wisconsin State, Health & Educational Facilities Authority, St. Johns Communities, Ser A, RB
Callable 09/15/23 @ 100
5.000%, 09/15/45	1,000	1,017
Wisconsin State, Health & Educational Facilities Authority, Woodland Hill Senior Housing Project, RB
Callable 12/01/22 @ 102
5.250%, 12/01/49	5,000	5,187
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
5.125%, 06/01/48(B)	4,000	3,979
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36(B)	1,500	1,500
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
4.625%, 06/01/36(B)	3,100	2,931
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.625%, 07/01/44	3,500	3,732
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.375%, 07/01/34	2,000	2,122

Description	Face Amount (000)	Value (000)

Wisconsin State, Public Finance Authority, Cornerstone Christian Project, RB
Callable 02/01/26 @ 100
5.000%, 02/01/36(B)	$3,000	$2,890
Wisconsin State, Public Finance Authority, Denver International Airport, RB, AMT
Callable 09/30/27 @ 100
5.000%, 09/30/49	2,000	2,149
Wisconsin State, Public Finance Authority, Las Ventanas Retirement Community Project, RB
Callable 10/01/20 @ 102
7.000%, 10/01/42	5,400	5,200
Wisconsin State, Public Finance Authority, National Gypsum, RB, AMT
Callable 08/01/26 @ 100
4.000%, 08/01/35	3,000	2,813
Wisconsin State, Public Finance Authority, Roseman University Health Sciences, RB
Callable 04/01/25 @ 100
5.875%, 04/01/45	6,000	6,337
Wisconsin State, Public Finance Authority, Senior Trips Obligation Group Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/42	1,000	1,050
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/35(B)	3,000	3,018
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/45(B)	4,280	4,198
Wisconsin State, Public Finance Authority, Ser C, RB, AMT
5.000%, 07/01/22	1,160	1,232

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)/Shares	Value (000)

Wisconsin State, Public Finance Authority, Ser E, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/23	$4,655	$4,953

Total Wisconsin		72,678

Puerto Rico [0.5%]
Puerto Rico, Commonwealth, Aqueduct & Sewer Authority, Ser A, RB
Callable 07/01/22 @ 100
5.250%, 07/01/42	6,000	5,520

Guam [0.8%]
Territory of Guam, Government Waterworks Authority, RB
Pre-Refunded @ 100
5.625%, 07/01/20(C)	2,000	2,110
Territory of Guam, Ser A, GO
Pre-Refunded @ 100
7.000%, 11/15/19(C)	5,000	5,225
Territory of Guam, Ser A, RB
Callable 12/01/26 @ 100
5.000%, 12/01/34	2,500	2,650

Total Guam		9,985

American Samoa [0.2%]
American Samoa, Economic Development Authority, Ser A, RB
Callable 09/01/25 @ 100
6.625%, 09/01/35	3,000	2,916

Total Municipal Bonds
(Cost $1,192,531)		1,186,512

Short-Term Investment** [2.1%]
SEI Daily Income Trust Government Fund, Cl F, 2.200%	25,478,317	25,478

Total Short-Term Investment
(Cost $25,478)		25,478

Total Investments [98.9%]
(Cost $1,218,009)		$1,211,990

Percentages are based on Net Assets of $1,225,184 (000).

**	The rate reported is the 7-day effective yield as of December 31, 2018.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2018, the value of these securities amounted to $232,172 (000), representing 18.9% of the net assets of the Fund.
(C)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.
(D)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(E)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(F)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on December 31, 2018.

AMT — Alternative Minimum Tax (subject to)
BAM — Build America Mutual
Cl — Class
COP — Certificate of Participation
GO — General Obligation
RB — Revenue Bond
SAB — Special Assessment Board
Ser — Series
SPL Tax — Special Tax
TA — Tax Allocation

The following is a list of the inputs used as of December 31, 2018 is valuing the Fund's investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,186,512	$—	$1,186,512
Short-Term Investment	25,478	—	—	25,478
Total Investments in Securities	$25,478	$1,186,512	$—	$1,211,990

For the period ended December 31, 2018, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

Amounts designated as “—“ are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

Schedule of Investments

December 31, 2018 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [96.4%]
Aerospace & Defense [1.0%]
TransDigm
6.500%, 05/15/25	$275	$263
TransDigm UK Holdings
6.875%, 05/15/26(A)	275	262

Total Aerospace & Defense		525

Apparel/Textiles [0.3%]
Hanesbrands
4.625%, 05/15/24(A)	150	141

Applications Software [0.4%]
Nuance Communications
5.625%, 12/15/26	225	214

Auto Rent & Lease [0.7%]
United Rentals North America
6.500%, 12/15/26	400	394

Automotive [0.3%]
JB Poindexter
7.125%, 04/15/26(A)	200	187

Autoparts [1.6%]
Adient Global Holdings
4.875%, 08/15/26(A)	225	172
American Axle & Manufacturing
6.500%, 04/01/27	225	201
6.250%, 03/15/26	25	23
Dana Financing Luxembourg Sarl
5.750%, 04/15/25(A)	250	233
IHO Verwaltungs GmbH
4.750% cash/0% PIK, 09/15/26(A)	275	239

Total Autoparts		868

Batteries/Battery Sys [0.3%]
Energizer Gamma Acquisition
6.375%, 07/15/26(A)	125	115
Energizer Holdings
5.500%, 06/15/25(A)	75	67

Total Batteries/Battery Sys		182

Beauty Products [0.2%]
First Quality Finance
5.000%, 07/01/25(A)	150	134

Broadcasting & Cable [12.1%]
Altice France
8.125%, 02/01/27(A)	100	94
7.375%, 05/01/26(A)	850	780
AMC Networks
5.000%, 04/01/24	200	189
4.750%, 08/01/25	100	91
CCO Holdings
5.750%, 02/15/26(A)	75	73
5.125%, 05/01/27(A)	750	699
5.000%, 02/01/28(A)	350	322

Description	Face Amount (000)	Value (000)

CSC Holdings
7.500%, 04/01/28(A)	$200	$200
5.500%, 05/15/26(A)	200	189
5.500%, 04/15/27(A)	350	325
5.250%, 06/01/24	200	183
5.125%, 12/15/21(A)	200	196
DISH DBS
7.750%, 07/01/26	500	414
5.875%, 11/15/24	300	241
Gray Escrow
7.000%, 05/15/27(A)	250	244
Nexstar Broadcasting
5.625%, 08/01/24(A)	375	351
Sinclair Television Group
5.125%, 02/15/27(A)	375	331
TEGNA
6.375%, 10/15/23	225	226
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28(A)	200	181
Tribune Media
5.875%, 07/15/22	225	226
Unitymedia GmbH
6.125%, 01/15/25(A)	250	251
Virgin Media Finance
6.000%, 10/15/24(A)	225	216
Virgin Media Secured Finance
5.250%, 01/15/26(A)	250	229
Ziggo BV
5.500%, 01/15/27(A)	350	313

Total Broadcasting & Cable		6,564

Building & Construction [1.4%]
Masonite International
5.750%, 09/15/26(A)	200	188
NCI Building Systems
8.000%, 04/15/26(A)	150	137
Standard Industries
5.000%, 02/15/27(A)	100	88
4.750%, 01/15/28(A)	400	336

Total Building & Construction		749

Chemicals [2.4%]
Alpha 3
6.250%, 02/01/25(A)	275	258
Hexion
6.625%, 04/15/20	225	179
Platform Specialty Products
6.500%, 02/01/22(A)	400	400
5.875%, 12/01/25(A)	100	94
PQ
6.750%, 11/15/22(A)	200	206
Starfruit Finco BV
8.000%, 10/01/26(A)	150	139

Total Chemicals		1,276

Circuit Boards [0.2%]
TTM Technologies
5.625%, 10/01/25(A)	125	116

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2018 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Commercial Serv-Finance [0.3%]
Refinitiv US Holdings
8.250%, 11/15/26(A)	$175	$160

Commercial Services [0.4%]
Nielsen Luxembourg SARL
5.000%, 02/01/25(A)	225	210

Computer Software [0.4%]
Rackspace Hosting
8.625%, 11/15/24(A)	275	215

Computer System Design & Services [1.1%]
Banff Merger Sub
9.750%, 09/01/26(A)	200	183
Dell International
7.125%, 06/15/24(A)	200	203
NCR
5.000%, 07/15/22	200	189

Total Computer System Design & Services		575

Computers-Memory Devices [0.2%]
Western Digital
4.750%, 02/15/26	125	108

Consumer Products & Services [0.9%]
Prestige Brands
6.375%, 03/01/24(A)	275	265
5.375%, 12/15/21(A)	250	245

Total Consumer Products & Services		510

Containers & Packaging [6.0%]
ARD Finance
7.125% cash/7.875% PIK, 09/15/23	325	292
Ardagh Packaging Finance
6.000%, 02/15/25(A)	325	300
Berry Global
5.500%, 05/15/22	250	249
5.125%, 07/15/23	50	49
BWAY Holding
7.250%, 04/15/25(A)	425	382
5.500%, 04/15/24(A)	150	141
Crown Americas
4.250%, 09/30/26	125	112
Flex Acquisition
7.875%, 07/15/26(A)	275	248
6.875%, 01/15/25(A)	300	267
Multi-Color
6.125%, 12/01/22(A)	50	50
4.875%, 11/01/25(A)	275	236
Owens-Brockway Glass Container
6.375%, 08/15/25(A)	275	272
Reynolds Group Issuer
7.000%, 07/15/24(A)	225	214
6.875%, 02/15/21	69	69
5.750%, 10/15/20	200	200

Description	Face Amount (000)	Value (000)

Sealed Air
5.500%, 09/15/25(A)	$150	$148

Total Containers & Packaging		3,229

Data Processing/Mgmt [1.0%]
First Data
5.750%, 01/15/24(A)	550	536

Diagnostic Equipment [1.5%]
Avantor
9.000%, 10/01/25(A)	225	225
6.000%, 10/01/24(A)	75	74
Ortho-Clinical Diagnostics
6.625%, 05/15/22(A)	575	517

Total Diagnostic Equipment		816

Disposable Medical Prod [0.6%]
Sotera Health Holdings
6.500%, 05/15/23(A)	325	311

Distribution/Wholesale [0.7%]
American Builders & Contractors Supply
5.750%, 12/15/23(A)	250	247
Core & Main
6.125%, 08/15/25(A)	150	132

Total Distribution/Wholesale		379

Diversified Minerals [0.4%]
Teck Resources
6.000%, 08/15/40	25	23
5.200%, 03/01/42	250	210

Total Diversified Minerals		233

Diversified Operations [0.3%]
Koppers
6.000%, 02/15/25(A)	200	176

Drugs [2.6%]
Bausch Health
6.500%, 03/15/22(A)	100	101
6.125%, 04/15/25(A)	500	436
5.500%, 11/01/25(A)	100	93
Endo Dac
6.000%, 02/01/25(A)	200	143
Endo Finance
7.250%, 01/15/22(A)	75	65
5.375%, 01/15/23(A)	125	95
Valeant Pharmaceuticals International
8.500%, 01/31/27(A)	475	461

Total Drugs		1,394

E-Commerce/Services [0.3%]
Match Group
5.000%, 12/15/27(A)	150	138

Electric Utilities [0.9%]
NRG Energy
7.250%, 05/15/26	350	363

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

December 31, 2018 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Vistra Operations
5.500%, 09/01/26(A)	$125	$120

Total Electric Utilities		483

Electrical Products [0.5%]
WESCO Distribution
5.375%, 06/15/24	300	283

Energy & Power [1.0%]
Enviva Partners
8.500%, 11/01/21	225	231
TerraForm Power Operating
6.625%, 06/15/25(A)	150	151
5.000%, 01/31/28(A)	175	154

Total Energy & Power		536

Enterprise Software/Serv [1.7%]
Infor US
6.500%, 05/15/22	600	580
Informatica
7.125%, 07/15/23(A)	250	244
Riverbed Technology
8.875%, 03/01/23(A)	150	110

Total Enterprise Software/Serv		934

Entertainment & Gaming [3.3%]
Boyd Gaming
6.000%, 08/15/26	150	140
Eldorado Resorts
6.000%, 09/15/26(A)	200	189
MGM Resorts International
5.750%, 06/15/25	200	193
Mohegan Gaming & Entertainment
7.875%, 10/15/24(A)	125	117
Rivers Pittsburgh Borrower
6.125%, 08/15/21(A)	200	194
Seminole Hard Rock Entertainment
5.875%, 05/15/21(A)	475	474
Stars Group Holdings BV
7.000%, 07/15/26(A)	200	194
Station Casinos
5.000%, 10/01/25(A)	200	181
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/25(A)	125	117

Total Entertainment & Gaming		1,799

Financial Services [4.2%]
Icahn Enterprises
5.875%, 02/01/22	650	637
Navient
6.750%, 06/15/26	175	145
5.875%, 10/25/24	175	146
Navient, MTN
5.500%, 01/25/23	175	153
Quicken Loans
5.750%, 05/01/25(A)	50	47
5.250%, 01/15/28(A)	575	509

Description	Face Amount (000)	Value (000)

Resideo Funding
6.125%, 11/01/26(A)	$125	$123
Tempo Acquisition
6.750%, 06/01/25(A)	375	347
Vantiv
4.375%, 11/15/25(A)	200	183

Total Financial Services		2,290

Food, Beverage & Tobacco [1.6%]
B&G Foods
5.250%, 04/01/25	275	256
Post Holdings
5.625%, 01/15/28(A)	450	414
5.500%, 03/01/25(A)	200	192

Total Food, Beverage & Tobacco		862

Food-Catering [0.5%]
Aramark Services
5.125%, 01/15/24	250	247

Food-Wholesale/Distrib [0.4%]
US Foods
5.875%, 06/15/24(A)	250	243

Gas-Distribution [0.6%]
AmeriGas Partners
5.750%, 05/20/27	275	243
5.500%, 05/20/25	100	92

Total Gas-Distribution		335

Hazardous Waste Disposal [0.4%]
Tervita Escrow
7.625%, 12/01/21(A)	200	191

Hotels and Motels [0.2%]
Wyndham Hotels & Resorts
5.375%, 04/15/26(A)	125	120

Human Resources [0.6%]
Team Health Holdings
6.375%, 02/01/25(A)	425	347

Insurance [1.6%]
Ardonagh Midco 3
8.625%, 07/15/23(A)	200	171
HUB International
7.000%, 05/01/26(A)	450	406
USIS Merger Sub
6.875%, 05/01/25(A)	300	276

Total Insurance		853

Investment Banker/Broker Dealer [0.5%]
NFP
6.875%, 07/15/25(A)	275	246

Machinery-Pumps [0.2%]
Titan Acquisition
7.750%, 04/15/26(A)	150	128

Medical Information Sys [0.4%]
IQVIA
5.000%, 10/15/26(A)	200	191

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

December 31, 2018 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Medical Labs and Testing Srv [1.0%]
Envision Healthcare
8.750%, 10/15/26(A)	$175	$152
MEDNAX
6.250%, 01/15/27(A)	200	193
West Street Merger Sub
6.375%, 09/01/25(A)	250	221

Total Medical Labs and Testing Srv		566

Medical Products & Services [5.2%]
Acadia Healthcare
6.500%, 03/01/24	275	265
HCA
5.625%, 09/01/28	200	193
5.375%, 02/01/25	425	414
5.250%, 06/15/26	550	546
Mallinckrodt International Finance
5.500%, 04/15/25(A)	500	345
RegionalCare Hospital Partners Holdings
9.750%, 12/01/26(A)	150	142
Sotera Health Topco
8.125% cash/8.875% PIK, 11/01/21(A)	225	212
Surgery Center Holdings
6.750%, 07/01/25(A)	225	191
Tenet Healthcare
7.000%, 08/01/25	225	208
5.125%, 05/01/25	150	140
4.625%, 07/15/24	200	186

Total Medical Products & Services		2,842

Medical-HMO [1.2%]
Centene
4.750%, 01/15/25	125	119
MPH Acquisition Holdings
7.125%, 06/01/24(A) (B)	400	373
Polaris Intermediate
8.500% cash/9.25% PIK, 12/01/22(A)	175	160

Total Medical-HMO		652

Medical-Outptnt/Home Med [0.4%]
Air Medical Group Holdings
6.375%, 05/15/23(A)	250	211

Medical-Whsle Drug Dist [0.4%]
Vizient
10.375%, 03/01/24(A)	200	212

Metal-Copper [0.7%]
Freeport-McMoRan
5.400%, 11/14/34	125	98
3.875%, 03/15/23	325	301

Total Metal-Copper		399

Metals & Mining [0.3%]
Hudbay Minerals
7.625%, 01/15/25(A)	175	171

Description	Face Amount (000)	Value (000)

Miscellaneous Business Services [0.3%]
Garda World Security
8.750%, 05/15/25(A)	$200	$182

Multi-line Insurance [0.3%]
Acrisure
7.000%, 11/15/25(A)	200	170

Office Automation and Equip [0.2%]
CDW
5.500%, 12/01/24	100	99

Oil-Field Services [1.2%]
Nine Energy Service
8.750%, 11/01/23(A)	150	143
SESI
7.750%, 09/15/24	150	119
7.125%, 12/15/21	175	149
USA Compression Partners
6.875%, 04/01/26(A)	225	216

Total Oil-Field Services		627

Paper & Related Products [0.7%]
Clearwater Paper
5.375%, 02/01/25(A)	137	124
4.500%, 02/01/23	140	126
Trident Merger Sub
6.625%, 11/01/25(A)	175	156

Total Paper & Related Products		406

Petroleum & Fuel Products [10.6%]
Antero Midstream Partners
5.375%, 09/15/24	225	210
Antero Resources
5.125%, 12/01/22	200	188
Berry Petroleum
7.000%, 02/15/26(A)	100	90
Callon Petroleum
6.125%, 10/01/24	175	163
Carrizo Oil & Gas
6.250%, 04/15/23	175	162
Cheniere Corpus Christi Holdings
5.875%, 03/31/25	225	224
Cheniere Energy Partners
5.625%, 10/01/26(A)	250	234
Chesapeake Energy
8.000%, 06/15/27	175	147
7.000%, 10/01/24	175	151
CNX Midstream Partners
6.500%, 03/15/26(A)	200	190
CrownRock
5.625%, 10/15/25(A)	225	202
CVR Refining
6.500%, 11/01/22	250	246
EP Energy
8.000%, 11/29/24(A)	150	112
Gulfport Energy
6.000%, 10/15/24	200	177
Holly Energy Partners
6.000%, 08/01/24(A)	275	269

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments

December 31, 2018 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Jagged Peak Energy
5.875%, 05/01/26(A)	$150	$139
Laredo Petroleum
5.625%, 01/15/22	125	112
NuStar Logistics
5.625%, 04/28/27	200	186
Oasis Petroleum
6.875%, 01/15/23	150	139
6.250%, 05/01/26(A)	50	42
PDC Energy
5.750%, 05/15/26	375	334
Precision Drilling
7.125%, 01/15/26(A)	175	150
QEP Resources
5.375%, 10/01/22	200	182
Range Resources
5.000%, 03/15/23	200	176
Shelf Drilling Holdings
8.250%, 02/15/25(A)	125	107
SM Energy
6.750%, 09/15/26	175	157
SRC Energy
6.250%, 12/01/25	150	125
Summit Midstream Holdings
5.750%, 04/15/25	350	322
Sunoco
5.500%, 02/15/26	150	142
Targa Resources Partners
5.875%, 04/15/26(A)	350	340
5.125%, 02/01/25	50	47
Trinidad Drilling
6.625%, 02/15/25(A)	125	126
Whiting Petroleum
6.625%, 01/15/26	200	172

Total Petroleum & Fuel Products		5,763

Precious Metals [0.2%]
Coeur Mining
5.875%, 06/01/24	125	110

Property/Casualty Ins [0.8%]
AmWINS Group
7.750%, 07/01/26(A)	275	260
AssuredPartners
7.000%, 08/15/25(A)	200	180

Total Property/Casualty Ins		440

Quarrying [0.3%]
Compass Minerals International
4.875%, 07/15/24(A) (B) (C)	150	136

Radio [1.2%]
CBS Radio
7.250%, 11/01/24(A)	150	140
Sirius XM Radio
5.375%, 07/15/26(A)	350	327
3.875%, 08/01/22(A)	200	190

Total Radio		657

Description	Face Amount (000)	Value (000)

Real Estate Investment Trusts [0.2%]
MGM Growth Properties Operating Partnership
5.625%, 05/01/24	$125	$124

Research and Development [1.1%]
Jaguar Holding II
6.375%, 08/01/23(A)	600	574

Resorts/Theme Parks [0.5%]
Six Flags Entertainment
4.875%, 07/31/24(A)	275	259

Retail [3.5%]
1011778 BC ULC
4.250%, 05/15/24(A)	425	391
Albertsons
5.750%, 03/15/25	425	372
Beacon Roofing Supply
4.875%, 11/01/25(A)	90	79
Ferrellgas
6.750%, 01/15/22	250	204
6.750%, 06/15/23	200	161
KFC Holding
5.250%, 06/01/26(A)	200	194
Michaels Stores
5.875%, 12/15/20(A)	250	249
Party City Holdings
6.625%, 08/01/26(A)	300	273

Total Retail		1,923

Rubber/Plastic Products [0.7%]
Gates Global
6.000%, 07/15/22(A)	250	245
Goodyear Tire & Rubber
5.000%, 05/31/26	175	158

Total Rubber/Plastic Products		403

Software Tools [0.5%]
RP Crown Parent
7.375%, 10/15/24(A)	250	252

Telecommunication Equip [0.5%]
Anixter
6.000%, 12/01/25(A)	125	124
CommScope Technologies
5.000%, 03/15/27(A)	150	122

Total Telecommunication Equip		246

Telephones & Telecommunications [5.6%]
Inmarsat Finance
4.875%, 05/15/22(A)	600	566
Intelsat Jackson Holdings
8.500%, 10/15/24(A)	275	267
5.500%, 08/01/23	150	130
Sprint
7.625%, 02/15/25	375	375
7.125%, 06/15/24	275	272
Sprint Capital
6.875%, 11/15/28	300	283
Sprint Communications
7.000%, 03/01/20(A)	600	615

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments

December 31, 2018 (unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)/Shares	Value (000)

T-Mobile USA
6.500%, 01/15/24	$425	$435
6.375%, 03/01/25	100	101

Total Telephones & Telecommunications		3,044

Transportation Services [0.5%]
VOC Escrow
5.000%, 02/15/28(A)	300	277

Transport-Equip and Leasing [1.1%]
Park Aerospace Holdings
5.500%, 02/15/24(A)	600	579

Utility [0.8%]
Suburban Propane Partners
5.875%, 03/01/27	250	221
5.750%, 03/01/25	250	229

Total Utility		450

Web Hosting/Design [0.2%]
VeriSign
4.750%, 07/15/27	100	94

Total Corporate Bonds
(Cost $55,460)		52,296

Convertible Bond [0.4%]
Metals & Mining [0.4%]
Mirabela Nickel
9.500%, 06/24/19(A) (B) (C) (D)	653	209

Total Convertible Bond
(Cost $653)		209

Special Stock [0.0%]
Broadcasting & Cable [0.0%]
Adelphia Recovery Trust * (B) (C) (E)	8,500	—

Total Special Stock
(Cost $9)		—

Common Stock [0.0%]
Miscellaneous Manufacturing [0.0%]
CEVA Group * (B) (C) (E)	710	22

Total Common Stock
(Cost $22)		22

Short-Term Investment** [1.4%]
SEI Daily Income Trust Government Fund, Cl F, 2.200%	731,412	$731

Total Short-Term Investment
(Cost $731)		731

Total Investments [98.2%]
(Cost $56,876)		$53,258

Percentages are based on Net Assets of $54,232 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2018.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2018, the value of these securities amounted to $34,457 (000), representing 63.5% of the net assets of the Fund.
(B)	Security is considered illiquid. The total market value of such security as of December 31, 2018 was $718 (000) and represented 1.3% of net assets of the Fund.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(E)	Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of December 31, 2018 was $345 (000) and represented 0.6% of net assets of the Fund.

Cl — Class
PIK — Payment-in-Kind
Ser — Series

The following is a list of the inputs used as of December 31, 2018 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$52,160	$136	$52,296
Convertible Bond	—	—	209	209
Special Stock	—	—	—	—
Common Stock	—	—	—	—
Preferred Stock	—	—	—	—
Short-Term Investment	731	—	—	731
Total Investments in Securities	$731	$52,160	$345	$53,236

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended December 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2018, there have been transfers between Level 2 and Level 3 assets and liabilities.

The transfers between fair values hierarchy levels were due to changes in the availability of observable inputs to determine fair value. Transfers between Levels are recognized at period end.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [65.0%]
Communication Services [6.4%]
America Movil
3.125%, 07/16/22	$4,000	$3,920
AT&T
3.600%, 02/17/23	5,000	4,969
Verizon Communications
4.600%, 04/01/21	1,600	1,652

Total Communication Services		10,541

Consumer Discretionary [5.9%]
AutoZone
3.700%, 04/15/22	250	252
2.500%, 04/15/21	1,000	978
Daimler Finance North America
3.048%, VAR ICE LIBOR USD 3 Month+0.430%, 02/12/21(A)	4,000	3,958
ERAC USA Finance
3.300%, 10/15/22(A)	250	245
Gap
5.950%, 04/12/21	495	505
General Motors Financial
4.350%, 01/17/27	2,500	2,301
Hyundai Capital America
2.600%, 03/19/20(A)	1,000	987
Tupperware Brands
4.750%, 06/01/21	500	512

Total Consumer Discretionary		9,738

Consumer Staples [0.2%]
Campbell Soup
8.875%, 05/01/21	350	387

Financials [33.0%]
American Express
3.341%, VAR ICE LIBOR USD 3 Month+0.650%, 02/27/23	3,805	3,726
Axis Specialty Finance
5.875%, 06/01/20	250	257
Bank of Montreal, MTN
3.401%, VAR ICE LIBOR USD 3 Month+0.630%, 09/11/22	4,070	4,042
Bank of Nova Scotia
2.450%, 03/22/21	5,330	5,239
Barclays
4.375%, 01/12/26	1,500	1,425
Capital One Financial
4.200%, 10/29/25	1,000	962
Citigroup
4.500%, 01/14/22	2,000	2,043
Commonwealth Bank of Australia NY
2.550%, 03/15/21	5,000	4,924
Credit Suisse Group Funding Guernsey
4.550%, 04/17/26	2,500	2,475

Description	Face Amount (000)	Value (000)

Deutsche Bank, MTN
2.850%, 05/10/19	$2,485	$2,470
Goldman Sachs Group, MTN
3.977%, VAR ICE LIBOR USD 3 Month+1.300%, 11/23/24	4,500	4,488
Jefferies Group
5.125%, 01/20/23	2,700	2,761
JPMorgan Chase
3.125%, 01/23/25	4,700	4,478
Lehman Brothers Holdings, MTN
7.000%, 09/28/37(B) (C)	400	7
Metropolitan Life Global Funding I
3.875%, 04/11/22(A)	125	127
Morgan Stanley, MTN
3.750%, 02/25/23	5,000	4,991
NASDAQ OMX Group
5.550%, 01/15/20	749	765
Principal Financial Group
3.300%, 09/15/22	200	199
Sumitomo Mitsui Financial Group
2.846%, 01/11/22	3,910	3,838
Toronto-Dominion Bank, MTN
3.142%, VAR ICE LIBOR USD 3 Month+0.560%, 11/05/19	2,100	2,101
Wells Fargo Bank, MTN
2.940%, VAR United States Secured Overnight Financing Rate+0.480%, 03/25/20	3,500	3,484

Total Financials		54,802

Health Care [3.4%]
Abbott Laboratories
3.400%, 11/30/23	2,152	2,146
AbbVie
2.850%, 05/14/23	2,500	2,409
Gilead Sciences
2.950%, 03/01/27	1,240	1,154

Total Health Care		5,709

Industrials [2.2%]
Carlisle
3.750%, 11/15/22	250	246
IDEX
4.200%, 12/15/21	250	254
John Deere Capital, MTN
2.800%, 09/08/27	2,500	2,363
Penske Truck Leasing
4.875%, 07/11/22(A)	200	207
4.250%, 01/17/23(A)	300	304
Roper Technologies
3.125%, 11/15/22	200	196

Total Industrials		3,570

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

Information Technology [5.9%]
Fiserv
3.500%, 10/01/22	$250	$248
KLA-Tencor
4.650%, 11/01/24	2,500	2,562
Oracle
2.500%, 05/15/22	5,000	4,893
Western Union
5.253%, 04/01/20	2,000	2,037

Total Information Technology		9,740

Materials [0.4%]
Airgas
2.900%, 11/15/22	250	245
Avery Dennison
5.375%, 04/15/20	405	414

Total Materials		659

Real Estate [5.0%]
American Tower
4.000%, 06/01/25	1,800	1,766
HCP
4.000%, 06/01/25	2,770	2,711
Highwoods Realty
3.625%, 01/15/23	200	198
National Retail Properties
3.800%, 10/15/22	350	352
Regency Centers
3.750%, 11/15/22	250	250
SITE Centers
4.625%, 07/15/22	79	81
Washington
3.950%, 10/15/22	250	253
Welltower
4.950%, 01/15/21	155	159
3.750%, 03/15/23	2,500	2,495

Total Real Estate		8,265

Utilities [2.6%]
Exelon Generation
3.400%, 03/15/22	2,500	2,461
Korea Electric Power
6.750%, 08/01/27	75	92
National Fuel Gas
4.900%, 12/01/21	500	509
Puget Energy
6.000%, 09/01/21	500	529
5.625%, 07/15/22	250	265
Southwestern Electric Power
3.550%, 02/15/22	500	501

Total Utilities		4,357

Total Corporate Bonds
(Cost $109,682)		107,768

Municipal Bonds [12.5%]
California [7.2%]
California State, Various Purpose, GO
3.500%, 04/01/28	6,000	5,990

Description	Face Amount (000)	Value (000)

San Jose, Redevelopment Agency Successor Agency, Ser A-T, TA
2.958%, 08/01/24	$6,000	$5,938

Total California		11,928

New York [5.3%]
New York City, Build America Bonds, GO
5.424%, 03/01/25	3,500	3,910
New York State, Urban Development, Ser D-2, RB
Callable 09/15/27 @ 100
3.270%, 03/15/28	5,000	4,883

Total New York		8,793

Total Municipal Bonds
(Cost $20,574)		20,721

U.S. Government Mortgage-Backed Obligations [7.3%]
FHLMC, Pool 1B2677
3.842%, VAR ICE LIBOR USD 12 Month+1.900%, 01/01/35	3	3
FHLMC, Pool 1B2683
4.287%, VAR ICE LIBOR USD 12 Month+1.900%, 01/01/35	1	1
FHLMC, Pool 1B2692
4.587%, VAR ICE LIBOR USD 12 Month+1.767%, 12/01/34	5	5
FHLMC, Pool A93505
4.500%, 08/01/40	18	19
FHLMC, Pool A93996
4.500%, 09/01/40	27	28
FHLMC, Pool C03490
4.500%, 08/01/40	147	154
FHLMC, Pool C09015
3.000%, 10/01/42	149	146
FHLMC, Pool G02940
5.500%, 05/01/37	3	4
FHLMC, Pool G04222
5.500%, 04/01/38	7	8
FHLMC, Pool G04913
5.000%, 03/01/38	29	31
FHLMC, Pool G08003
6.000%, 07/01/34	9	10
FHLMC, Pool G11880
5.000%, 12/01/20	2	2
FHLMC, Pool G18124
6.000%, 06/01/21	2	2
FHLMC, Pool J19197
3.000%, 05/01/27	74	74
FHLMC, Pool Q08998
3.500%, 06/01/42	107	107
FHLMC, Pool Q10378
3.000%, 08/01/42	137	135
FHLMC, Ser 2011-3958, Cl VA, Pool FHR 3958 VA
4.000%, 06/15/26	122	122

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)

FHLMC, Ser K708, Cl A2
2.130%, 01/25/19	$75	$75
FNMA
2.625%, 09/06/24	5,700	5,680
FNMA, Pool 252570
6.500%, 07/01/29	3	3
FNMA, Pool 253183
7.500%, 04/01/30	—	—
FNMA, Pool 253398
8.000%, 08/01/30	1	1
FNMA, Pool 254949
5.000%, 11/01/33	6	7
FNMA, Pool 255814
5.500%, 08/01/35	10	11
FNMA, Pool 303168
9.500%, 02/01/25	1	1
FNMA, Pool 725424
5.500%, 04/01/34	10	11
FNMA, Pool 735060
6.000%, 11/01/34	6	7
FNMA, Pool 735228
5.500%, 02/01/35	5	5
FNMA, Pool 735230
5.500%, 02/01/35	13	14
FNMA, Pool 745275
5.000%, 02/01/36	47	50
FNMA, Pool 745418
5.500%, 04/01/36	53	57
FNMA, Pool 827223
3.840%, VAR ICE LIBOR USD 12 Month+1.465%, 04/01/35	17	18
FNMA, Pool 844809
5.000%, 11/01/35	19	20
FNMA, Pool AD0454
5.000%, 11/01/21	1	1
FNMA, Pool AD8522
4.000%, 08/01/40	21	22
FNMA, Pool AE0828
3.500%, 02/01/41	196	197
FNMA, Pool AH0621
3.500%, 01/01/41	46	46
FNMA, Pool AJ1407
4.000%, 09/01/41	33	34
FNMA, Pool AJ7689
4.000%, 12/01/41	118	122
FNMA, Pool AK0971
3.000%, 02/01/27	67	67
FNMA, Pool AL5866
2.746%, 08/01/22	4,181	4,168
FNMA, Pool AO2970
3.000%, 05/01/42	132	129
FNMA, Pool AO4137
3.500%, 06/01/42	108	109
FNMA, Pool MA1277
2.500%, 12/01/27	68	67
GNMA, Pool G2 4696
4.500%, 05/20/40	61	64
GNMA, Pool G2 4747
5.000%, 07/20/40	23	25

Description	Face Amount (000)/Shares	Value (000)

GNMA, Pool G2 4923
4.500%, 01/20/41	$37	$39
GNMA, Pool G2 MA0155
4.000%, 06/20/42	90	93
GNMA, Pool G2 MA0392
3.500%, 09/20/42	114	116

Total U.S. Government Mortgage-Backed Obligations
(Cost $12,272)		12,110

Asset-Backed Securities [4.8%]
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A2
6.205%, 05/28/37	23	23
Cityscape Home Equity Loan Trust, Ser 1997-C, Cl A4
7.500%, 07/25/28(B)	5	5
Ford Credit Floorplan Master Owner Trust A, Ser 2016-3, Cl A1
1.550%, 07/15/19	4,000	3,969
GMACM Mortgage Loan Trust, Ser 2004-GH1, Cl A6
4.810%, 07/25/35	—	—
Nissan Auto Lease Trust, Ser 2017-B, Cl A3
2.050%, 09/15/20	4,000	3,971

Total Asset-Backed Securities
(Cost $8,027)		7,968

Commercial Paper [4.2%]
BP Capital Markets (A)(E)
2.661%, 02/05/19	3,500	3,491
National Rural Utilities Cooperative Finance (E)
2.475%, 01/11/19	3,550	3,548

Total Commercial Paper
(Cost $7,039)		7,039

Closed-End Fund [2.5%]
Stone Ridge Reinsurance Risk Premium Interval Fund(B)	510,180	4,204

Total Closed-End Fund
(Cost $5,161)		4,204

Preferred Stock [1.4%]
Communication Services [0.4%]
Telephone & Data Systems, 5.875%	30,000	589

REITs [1.0%]
Kimco Realty, 5.500%	10,000	211
Senior Housing Properties Trust, 5.625%	52,500	1,060
Vornado Realty Trust, 5.700%	20,000	450

Total REITs		1,721

Total Preferred Stock
(Cost $2,792)		2,310

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)/Shares	Value (000)

Foreign Government Bond [0.6%]
Hashemite Kingdom of Jordan Government AID Bond
2.578%, 06/30/22	$1,000	$996

Total Foreign Government Bond
(Cost $1,000)		996

Commercial Mortgage-Backed Obligations [0.5%]
Commercial Mortgage Trust, Ser 2012-CR2, Cl A4
3.147%, 08/15/45	125	124
GS Mortgage Securities II, Ser GCJ9, Cl A3
2.773%, 11/10/45	274	271
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl A5
2.960%, 04/15/46	150	148
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C6, Cl A4
2.858%, 11/15/45	245	241

Total Commercial Mortgage-Backed Obligations
(Cost $804)		784

Residential Mortgage-Backed Securities [0.0%]
RAAC, Ser 2004-SP1, Cl AI4
5.285%, 08/25/27(D)	—	—
Residential Accredit Loans, Ser 2004-QS6, Cl A1
5.000%, 05/25/19	1	1
Residential Asset Mortgage Products, Ser 2002-RS3, Cl AI5
5.572%, 06/25/32(D)	16	16
WaMu Mortgage Pass-Through Certificates Trust, Ser 2004-CB2, Cl 5A
5.000%, 07/25/19	1	1

Total Residential Mortgage-Backed Securities
(Cost $18)		18

Short-Term Investment** [0.2%]
SEI Daily Income Trust Government Fund, Cl F, 2.200%	291,633	292

Total Short-Term Investment
(Cost $292)		292

Total Investments [99.0%]
(Cost $167,661)		$164,210

Percentages are based on Net Assets of $165,830 (000).

**	The rate reported is the 7-day effective yield as of December 31, 2018.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2018, the value of these securities amounted to $9,319 (000), representing 5.6% of the net assets of the Fund.
(B)	Security is considered illiquid. The total market value of such security as of December 31, 2018 was $4,216 (000) and represented 2.5% of net assets of the Fund.
(C)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	Zero coupon security. The rate reported is the effective yield at time of purchase.

AID — Agency for International Development
Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
MTN — Medium Term Note
NY — New York
RB — Revenue Bond
Ser — Series
TA — Tax Allocation
USD — United States Dollar
VAR — Variable

The following is a list of the inputs used as of December 31, 2018 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$107,768	$—	$107,768
Municipal Bonds	—	20,721	—	20,721
U.S. Government Mortgage-Backed Obligations	—	12,110	—	12,110
Asset-Backed Securities	—	7,968	—	7,968
Commercial Paper	—	7,039	—	7,039
Closed-End Fund	4,204	—	—	4,204
Preferred Stock	2,310	—	—	2,310
Foreign Government Bond	—	996	—	996
Commercial Mortgage-Backed Obligations	—	784	—	784
Residential Mortgage-Backed Securities	—	18	—	18
Short-Term Investment	292	—	—	292
Total Investments in Securities	$6,806	$157,404	$—	$164,210

For the period ended December 31, 2018, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

Amounts designated as “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)

Corporate Bonds [40.0%]
Advertising Sales [0.0%]
Outfront Media Capital
5.875%, 03/15/25	$400	$393
5.625%, 02/15/24	350	345

Total Advertising Sales		738

Aerospace & Defense [0.1%]
TransDigm
6.500%, 07/15/24	250	243
6.500%, 05/15/25	1,825	1,743
6.375%, 06/15/26	425	395
6.000%, 07/15/22	950	936
5.500%, 10/15/20	350	347

Total Aerospace & Defense		3,664

Agricultural [0.0%]
Mriya Agro Holding
10.950%, 03/30/16(A)	383	28
9.450%, 04/19/18(A)	2,700	193

Total Agricultural		221

Airlines [0.7%]
EA Partners I
6.875%, 09/28/20	6,960	3,956
EA Partners II
6.750%, 06/01/21	7,545	4,139
Gol Finance
8.875%, 01/24/22	3,869	3,869
7.000%, 01/31/25	2,400	2,139
Guanay Finance
6.000%, 12/15/20	13	13
SriLankan Airlines
5.300%, 06/27/19	8,366	8,134

Total Airlines		22,250

Description	Face Amount (000)(1)	Value (000)

Apparel/Textiles [0.0%]
Hanesbrands
4.875%, 05/15/26(B)	$250	$225

Applications Software [0.1%]
Nuance Communications
6.000%, 07/01/24	750	746
5.625%, 12/15/26	875	831
5.375%, 08/15/20(B)	255	255

Total Applications Software		1,832

Auto Rent & Lease [0.1%]
United Rentals North America
6.500%, 12/15/26	175	172
5.875%, 09/15/26	575	542
5.750%, 11/15/24	175	168
5.500%, 05/15/27	900	835
4.875%, 01/15/28	600	527

Total Auto Rent & Lease		2,244

Automotive [0.0%]
BCD Acquisition
9.625%, 09/15/23(B)	525	540
JB Poindexter
7.125%, 04/15/26(B)	550	514

Total Automotive		1,054

Autoparts [0.2%]
Adient Global Holdings
4.875%, 08/15/26(B)	1,600	1,224
American Axle & Manufacturing
6.500%, 04/01/27	1,400	1,253
Dana Financing Luxembourg Sarl
6.500%, 06/01/26(B)	1,250	1,198
5.750%, 04/15/25(B)	300	280

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)

IHO Verwaltungs GmbH
4.750% cash/0% PIK, 09/15/26(B)	$1,875	$1,626
4.500% cash/0% PIK, 09/15/23(B)	275	252

Total Autoparts		5,833

Banks [4.1%]
African Bank, MTN
8.125%, 10/19/20	7,972	7,623
Agromercantil Senior Trust
6.250%, 04/10/19	200	200
Akbank T.A.S.
5.000%, 10/24/22	1,903	1,788
Banco Daycoval
5.750%, 03/19/19	200	200
Banco do Brasil
9.000%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+6.362%, 06/29/49	2,345	2,392
6.250%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr+4.398%, 12/12/49	8,625	7,429
Banco Regional SAECA
8.125%, 01/24/19	4,275	4,264
Bank Nadra Via NDR Finance
8.250%, 06/22/17(A)	721	4
BBVA Bancomer
5.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.650%, 01/18/33	1,900	1,655
CBQ Finance
7.500%, 11/18/19	2,900	2,961

Description	Face Amount (000)(1)	Value (000)

Credit Bank of Moscow Via CBOM Finance
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+5.416%, 10/05/27	$2,580	$1,960
5.875%, 11/07/21	2,050	2,026
Fidelity Bank
10.500%, 10/16/22	82	82
First Bank of Nigeria Via FBN Finance
8.000%, VAR USD Swap Semi 30/360 2 Year Curr+6.488%, 07/23/21	8,473	8,468
ForteBank JSC
11.750%, 12/15/24	2,998	3,318
Global Bank
5.125%, 10/30/19	9,230	9,235
Halyk Savings Bank of Kazakhstan JSC
5.500%, 12/21/22	16,723	16,493
ICBC Standard Bank, MTN
8.125%, 12/02/19	11,800	12,174
QNB Finansbank, MTN
6.250%, 04/30/19	1,500	1,501
4.875%, 05/19/22	1,300	1,222
State Savings Bank of Ukraine Via SSB #1
9.375%, 03/10/23	8,200	8,071
TC Ziraat Bankasi
4.250%, 07/03/19	1,800	1,778
Tinkoff Bank JSC Via TCS Finance
9.250%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.592%, 12/31/49	3,485	3,441
Turkiye Garanti Bankasi
5.875%, 03/16/23	1,370	1,297
Turkiye Is Bankasi
5.500%, 04/21/22	2,430	2,205

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)

Turkiye Is Bankasi, MTN
5.375%, 10/06/21	$2,408	$2,207
5.000%, 06/25/21	2,420	2,216
Yapi ve Kredi Bankasi, MTN
5.850%, 06/21/24	2,410	2,094
Yes Bank Ifsc Banking Unit Branch, MTN
3.750%, 02/06/23	2,764	2,395
Zenith Bank, MTN
6.250%, 04/22/19	13,215	13,180

Total Banks		123,879

Batteries/Battery Sys [0.0%]
Energizer Gamma Acquisition
6.375%, 07/15/26(B)	300	275
Energizer Holdings
5.500%, 06/15/25(B)	175	158

Total Batteries/Battery Sys		433

Beauty Products [0.0%]
First Quality Finance
5.000%, 07/01/25(B)	300	268
4.625%, 05/15/21(B)	800	774

Total Beauty Products		1,042

Broadcasting & Cable [2.0%]
Altice
7.750%, 05/15/22(B)	850	774
7.625%, 02/15/25(B)	1,350	1,009
Altice Financing
7.500%, 05/15/26	13,980	12,792
Altice France
8.125%, 02/01/27(B)	375	353
7.375%, 05/01/26(B)	2,850	2,615
6.250%, 05/15/24(B)	200	187

Description	Face Amount (000)(1)	Value (000)

AMC Networks
5.000%, 04/01/24	$1,400	$1,326
4.750%, 08/01/25	175	159
Cablevision
6.500%, 06/15/21	1,130	1,095
Cablevision Systems
5.875%, 09/15/22	950	933
CCO Holdings
5.875%, 04/01/24(B)	325	323
5.875%, 05/01/27(B)	600	582
5.750%, 09/01/23	525	522
5.750%, 01/15/24	425	421
5.500%, 05/01/26(B)	875	841
5.375%, 05/01/25(B)	250	240
5.250%, 09/30/22	925	917
5.125%, 02/15/23	1,275	1,243
5.125%, 05/01/27(B)	1,100	1,025
5.000%, 02/01/28(B)	1,300	1,196
Clear Channel Worldwide Holdings
6.500%, 11/15/22	1,000	1,000
CSC Holdings
7.750%, 07/15/25(B)	1,000	1,015
7.500%, 04/01/28(B)	675	673
6.625%, 10/15/25(B)	625	633
5.500%, 05/15/26(B)	775	730
5.500%, 04/15/27(B)	1,550	1,442
5.375%, 07/15/23(B)	450	439
5.250%, 06/01/24	875	802
5.125%, 12/15/21(B)	1,100	1,078
DISH DBS
7.750%, 07/01/26	1,025	848
5.875%, 07/15/22	100	92
5.875%, 11/15/24	1,525	1,228
5.000%, 03/15/23	675	562
Gray Television
5.875%, 07/15/26(B)	1,275	1,188
5.125%, 10/15/24(B)	450	415

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)

iHeartCommunications
9.000%, 03/01/21(A)		$1,150	$770
Nexstar Broadcasting
6.125%, 02/15/22(B)		875	871
5.875%, 11/15/22		400	399
5.625%, 08/01/24(B)		1,600	1,496
Sinclair Television Group
5.875%, 03/15/26(B)		1,050	979
5.625%, 08/01/24(B)		1,075	1,008
5.125%, 02/15/27(B)		500	441
TEGNA
6.375%, 10/15/23		1,125	1,128
5.500%, 09/15/24(B)		100	97
Telegraph Columbus
3.875%, 05/02/25	EUR	1,000	1,035
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28(B)		1,800	1,629
Tribune Media
5.875%, 07/15/22		1,575	1,583
Unitymedia KabelBW GmbH
6.125%, 01/15/25(B)		1,850	1,859
Virgin Media Finance
6.000%, 10/15/24(B)		200	192
5.750%, 01/15/25(B)		500	470
Virgin Media Secured Finance
5.500%, 08/15/26(B)		400	370
5.250%, 01/15/26(B)		2,025	1,855
Ziggo Bond Finance
6.000%, 01/15/27(B)		925	809
5.875%, 01/15/25(B)		275	248
Ziggo BV
5.500%, 01/15/27(B)		1,325	1,186

Total Broadcasting & Cable			59,123

Description	Face Amount (000)(1)	Value (000)

Building & Construction [0.5%]
Cemex
7.750%, 04/16/26	$930	$980
Hillman Group
6.375%, 07/15/22(B)	1,450	1,175
Masonite International
5.750%, 09/15/26(B)	175	165
5.625%, 03/15/23(B)	500	485
NCI Building Systems
8.000%, 04/15/26(B)	1,050	961
Standard Industries
6.000%, 10/15/25(B)	950	911
5.000%, 02/15/27(B)	1,475	1,291
Tecnoglass
8.200%, 01/31/22	4,850	5,044
USG
4.875%, 06/01/27(B)	175	176
Votorantim Cimentos International
7.250%, 04/05/41	4,450	4,567
Yuksel Insaat
9.500%, 12/31/49(A)	11,609	647

Total Building & Construction		16,402

Building & Construction Supplies [0.7%]
CSN Islands XI
6.875%, 09/21/19	17,220	17,150
CSN Islands XII
7.000%, 12/23/66	5,278	3,932

Total Building & Construction Supplies		21,082

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)

Building-Heavy Construct [0.7%]
Andrade Gutierrez International
11.000%, 08/20/21		$18,762	$15,573
11.000%, 08/20/21(B)		6,743	5,647

Total Building-Heavy Construct			21,220

Cable Satellite [0.1%]
United Group
4.375%, 07/01/22	EUR	1,700	1,928

Chemicals [0.4%]
Alpha 2 BV
8.750% cash/0% PIK, 06/01/23(B)		325	311
Alpha 3
6.250%, 02/01/25(B)		1,475	1,386
Fire BC
4.750%, VAR Euribor 3 Month+4.750%, 09/30/24	EUR	505	547
Hexion
6.625%, 04/15/20		1,600	1,276
Petkim Petrokimya Holding
5.875%, 01/26/23		5,094	4,623
Platform Specialty Products
6.500%, 02/01/22(B)		2,600	2,600
5.875%, 12/01/25(B)		450	421
PQ
5.750%, 12/15/25(B)		100	92
Starfruit Finco BV
8.000%, 10/01/26(B)		750	694

Total Chemicals			11,950

Circuit Boards [0.0%]
TTM Technologies
5.625%, 10/01/25(B)		900	837

Description		Face Amount (000)(1)	Value (000)

Coal Mining [1.6%]
DTEK Finance
10.750% cash/0% PIK, 12/31/24		$36,423	$33,546
Energy Resources
8.000%, 09/30/22		8,927	8,351
Mongolian Mining
2.838%, 12/31/49		7,787	3,886
New World Resources
8.000%, 04/07/20(A)	EUR	1,101	25
4.000% cash/0% PIK, 10/07/20(A)	EUR	380	7
Zhongrong International Resources
7.250%, 10/26/20		4,065	2,338

Total Coal Mining			48,153

Commercial Serv-Finance [0.1%]
Nexi Capital
4.125%, 11/01/23	EUR	980	1,109
3.625%, VAR Euribor 3 Month+3.625%, 05/01/23	EUR	800	905
Refinitiv US Holdings
8.250%, 11/15/26(B)		625	571
6.250%, 05/15/26(B)		300	290

Total Commercial Serv-Finance			2,875

Commercial Services [0.1%]
Nielsen Finance
5.000%, 04/15/22(B)		1,700	1,623
Nielsen Luxembourg SARL
5.000%, 02/01/25(B)		525	491
ServiceMaster
7.450%, 08/15/27		225	230

Total Commercial Services			2,344

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)

Computer Software [0.1%]
Rackspace Hosting
8.625%, 11/15/24(B)	$2,050	$1,599

Computer System Design & Services [0.1%]
Banff Merger Sub
9.750%, 09/01/26(B)	1,325	1,212
Dell International
7.125%, 06/15/24(B)	1,700	1,730
NCR
6.375%, 12/15/23	500	484
5.000%, 07/15/22	650	613

Total Computer System Design & Services		4,039

Consumer Products & Services [0.2%]
EMI Music Publishing Group North America Holdings
7.625%, 06/15/24(B)	825	868
Prestige Brands
6.375%, 03/01/24(B)	1,675	1,617
5.375%, 12/15/21(B)	1,675	1,637
Spectrum Brands
6.125%, 12/15/24	250	241
5.750%, 07/15/25	375	356
WMG Acquisition
5.500%, 04/15/26(B)	225	215

Total Consumer Products & Services		4,934

Containers & Packaging [0.7%]
ARD Finance
7.125% cash/0% PIK, 09/15/23	1,600	1,436
Ardagh Packaging Finance
7.250%, 05/15/24(B)	2,000	1,995
6.000%, 02/15/25(B)	650	600

Description		Face Amount (000)(1)	Value (000)

Berry Global
6.000%, 10/15/22		$200	$202
5.500%, 05/15/22		1,900	1,890
BWAY Holding
7.250%, 04/15/25(B)		2,850	2,558
5.500%, 04/15/24(B)		1,050	987
Crown Americas
4.750%, 02/01/26(B)		650	613
4.250%, 09/30/26		75	67
Flex Acquisition
7.875%, 07/15/26(B)		675	608
6.875%, 01/15/25(B)		2,825	2,514
Guala Closures
3.500%, VAR Euribor 3 Month+3.500%, 04/15/24	EUR	250	283
Multi-Color
6.125%, 12/01/22(B)		1,550	1,538
4.875%, 11/01/25(B)		375	323
Owens-Brockway Glass Container
6.375%, 08/15/25(B)		550	544
5.375%, 01/15/25(B)		950	903
5.000%, 01/15/22(B)		125	124
Pactiv
7.950%, 12/15/25		75	73
Reynolds Group Issuer
7.000%, 07/15/24(B)		1,600	1,524
5.750%, 10/15/20		1,599	1,595
Sealed Air
5.125%, 12/01/24(B)		425	417
4.875%, 12/01/22(B)		125	124

Total Containers & Packaging			20,918

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)

Data Processing/Mgmt [0.1%]
First Data
5.750%, 01/15/24(B)		$2,725	$2,657
5.375%, 08/15/23(B)		375	368

Total Data Processing/Mgmt			3,025

Dental Supplies and Equip [0.1%]
IDH Finance
6.887%, VAR ICE LIBOR GBP 3 Month+6.000%, 08/15/22	GBP	1,500	1,574

Diagnostic Equipment [0.2%]
Avantor
9.000%, 10/01/25(B)		1,200	1,200
6.000%, 10/01/24(B)		525	516
Ortho-Clinical Diagnostics
6.625%, 05/15/22(B)		4,175	3,757

Total Diagnostic Equipment			5,473

Disposable Medical Prod [0.1%]
Sotera Health Holdings
6.500%, 05/15/23(B)		2,300	2,202

Distribution/Wholesale [0.1%]
American Builders & Contractors Supply
5.875%, 05/15/26(B)		1,025	971
5.750%, 12/15/23(B)		200	198
Core & Main
6.125%, 08/15/25(B)		875	770
KAR Auction Services
5.125%, 06/01/25(B)		700	632

Total Distribution/Wholesale			2,571

Diversified Minerals [0.1%]
China Hongqiao Group
6.850%, 04/22/19		1,100	1,097

Description		Face Amount (000)(1)	Value (000)

Teck Resources
6.125%, 10/01/35		$1,100	$1,050
6.000%, 08/15/40		350	326

Total Diversified Minerals			2,473

Diversified Operations [0.0%]
Koppers
6.000%, 02/15/25(B)		975	858

Drugs [1.0%]
Bausch Health
9.000%, 12/15/25(B)		875	871
7.000%, 03/15/24(B)		425	429
6.125%, 04/15/25(B)		2,825	2,465
5.875%, 05/15/23(B)		1,850	1,711
5.500%, 03/01/23(B)		325	298
5.500%, 11/01/25(B)		425	396
Endo Dac
6.000%, 07/15/23(B)		500	381
6.000%, 02/01/25(B)		2,200	1,579
Hikma Pharmaceuticals
4.250%, 04/10/20		1,600	1,588
Teva Pharmaceutical Finance
6.150%, 02/01/36		4,580	4,111
Teva Pharmaceutical Finance Netherlands II BV
4.500%, 03/01/25	EUR	2,925	3,405
Teva Pharmaceutical Finance Netherlands III BV
6.750%, 03/01/28		1,000	971
6.000%, 04/15/24		3,160	3,052
4.100%, 10/01/46		10,095	6,695
2.800%, 07/21/23		2,480	2,138

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)

Valeant Pharmaceuticals International
9.250%, 04/01/26(B)	$300	$300
8.500%, 01/31/27(B)	175	170

Total Drugs		30,560

E-Commerce/Services [0.0%]
Match Group
5.000%, 12/15/27(B)	575	528

Electric Utilities [0.7%]
AES Argentina Generacion
7.750%, 02/02/24	879	717
Calpine
5.875%, 01/15/24(B)	375	367
5.750%, 01/15/25	1,650	1,510
5.250%, 06/01/26(B)	175	160
Centrais Eletricas Brasileiras
6.875%, 07/30/19	2,100	2,128
La Electricidad de Caracas
8.500%, 04/10/18(A)	1,084	138
NRG Energy
7.250%, 05/15/26	650	674
6.625%, 01/15/27	625	630
6.250%, 05/01/24	1,325	1,345
5.750%, 01/15/28	200	192
Pampa Energia
7.500%, 01/24/27	2,240	1,888
7.375%, 07/21/23	1,240	1,120
Stoneway Capital
10.000%, 03/01/27	9,631	8,656
Vistra Operations
5.500%, 09/01/26(B)	400	385

Total Electric Utilities		19,910

Description		Face Amount (000)(1)	Value (000)

Electrical Products [0.1%]
WESCO Distribution
5.375%, 12/15/21		$1,500	$1,482
5.375%, 06/15/24		500	471

Total Electrical Products			1,953

Electric-Distribution [0.0%]
Comision Federal de Electricidad
8.180%, 12/23/27	MXN	8,240	358
Viridian Group FinanceCo
4.000%, 09/15/25	EUR	500	526

Total Electric-Distribution			884

Energy & Power [0.3%]
Enviva Partners
8.500%, 11/01/21		1,650	1,691
Rio Energy
6.875%, 02/01/25		6,668	4,934
6.875%, 02/01/25(B)		2,080	1,550
TerraForm Power Operating
6.625%, 06/15/25(B)		700	707
5.000%, 01/31/28(B)		875	770
4.250%, 01/31/23(B)		100	93

Total Energy & Power			9,745

Engineering/R and D Services [0.0%]
Engility
8.875%, 09/01/24		650	694

Enterprise Software/Serv [0.3%]
HNA Ecotech Panorama Cayman
8.000%, 04/15/21		105	99
Infor Software Parent
7.125% cash/0% PIK, 05/01/21(B)		1,425	1,386

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)

Infor US
6.500%, 05/15/22		$2,925	$2,829
Informatica
7.125%, 07/15/23(B)		1,600	1,558
Riverbed Technology
8.875%, 03/01/23(B)		1,475	1,086
Sophia
9.000%, 09/30/23(B)		925	925

Total Enterprise Software/Serv			7,883

Entertainment & Gaming [0.5%]
Boyd Gaming
6.875%, 05/15/23		1,125	1,136
6.375%, 04/01/26		300	290
Caesars Resort Collection
5.250%, 10/15/25(B)		2,250	1,935
Eldorado Resorts
6.000%, 04/01/25		1,175	1,133
Gamenet Group
5.125%, VAR Euribor 3 Month+5.125%, 04/27/23	EUR	265	299
MGM Resorts International
7.750%, 03/15/22		75	80
6.750%, 10/01/20		250	257
6.000%, 03/15/23		600	603
5.750%, 06/15/25		975	941
4.625%, 09/01/26		250	224
Mohegan Gaming & Entertainment
7.875%, 10/15/24(B)		1,025	957
Penn National Gaming
5.625%, 01/15/27(B)		675	604
Rivers Pittsburgh Borrower
6.125%, 08/15/21(B)		1,250	1,213
Seminole Hard Rock Entertainment
5.875%, 05/15/21(B)		2,000	1,995

Description		Face Amount (000)(1)	Value (000)

Stars Group Holdings BV
7.000%, 07/15/26(B)		$1,100	$1,070
Station Casinos
5.000%, 10/01/25(B)		1,025	928
Sugarhouse HSP Gaming Prop Mezz
5.875%, 05/15/25(B)		850	795
Wynn Las Vegas
5.250%, 05/15/27(B)		400	352

Total Entertainment & Gaming			14,812

Export/Import Bank [0.2%]
Ukreximbank Via Biz Finance
9.625%, 04/27/22		6,435	6,295

Financial Services [0.8%]
Ally Financial
5.750%, 11/20/25		1,625	1,617
Amigo Luxembourg
7.625%, 01/15/24	GBP	350	436
Arrow Global Finance
3.750%, VAR Euribor 3 Month+3.750%, 03/01/26	EUR	500	538
Astana-Finance JSC
0.000%, 12/22/24(C)		147	—
Cabot Financial Luxembourg II
5.875%, VAR Euribor 3 Month+5.875%, 11/15/21	EUR	1,000	1,108
CFLD Cayman Investment
6.500%, 12/21/20		1,570	1,395
Credito Real SOFOM ER
7.500%, 03/13/19		7,142	7,115
Fondo MIVIVIENDA
7.000%, 02/14/24	PEN	1,406	447
Louvre Bidco SAS
4.250%, 09/30/24	EUR	2,200	2,378

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)

LSF10 Wolverine Investments SCA
5.000%, 03/15/24	EUR	500	$538
Navient
7.250%, 09/25/23		400	367
6.750%, 06/25/25		225	192
6.750%, 06/15/26		200	166
5.875%, 10/25/24		1,800	1,503
Navient, MTN
6.125%, 03/25/24		975	836
Oilflow SPV 1 DAC
12.000%, 01/13/22		64	63
Oro Negro Drilling Pte
7.500%, 01/24/19(A) (B)		3,177	1,430
Quicken Loans
5.750%, 05/01/25(B)		2,300	2,150
5.250%, 01/15/28(B)		300	266
Resideo Funding
6.125%, 11/01/26(B)		300	296
Tempo Acquisition
6.750%, 06/01/25(B)		2,575	2,382
Vantiv
4.375%, 11/15/25(B)		200	183

Total Financial Services			25,406

Food, Beverage & Tobacco [1.2%]
Ajecorp BV
6.500%, 05/14/22		6,215	3,978
B&G Foods
5.250%, 04/01/25		1,375	1,279
CEDC Finance International
10.000%, 12/31/22(B)		7,230	5,097
MARB BondCo
7.000%, 03/15/24		500	474
Marfrig Holdings Europe
8.000%, 06/08/23		7,845	7,877

Description	Face Amount (000)(1)	Value (000)

Marfrig Holdings Europe BV
8.000%, 06/08/23(B)	$400	$401
6.875%, 06/24/19	3,950	3,976
MHP
8.250%, 04/02/20	1,500	1,526
7.750%, 05/10/24	5,000	4,633
Minerva Luxembourg
6.500%, 09/20/26	1,025	959
5.875%, 01/19/28	1,550	1,354
Post Holdings
5.750%, 03/01/27(B)	900	844
5.625%, 01/15/28(B)	575	529
5.500%, 03/01/25(B)	275	264
5.000%, 08/15/26(B)	2,125	1,933
TBLA International Pte
7.000%, 01/24/23	1,240	1,063

Total Food, Beverage & Tobacco		36,187

Food-Catering [0.1%]
Aramark Services
5.125%, 01/15/24	1,075	1,064
5.000%, 04/01/25(B)	625	611
5.000%, 02/01/28(B)	725	676

Total Food-Catering		2,351

Food-Wholesale/Distrib [0.0%]
US Foods
5.875%, 06/15/24(B)	1,450	1,410

Foreign Governments [0.0%]
Republic of Angola Via Northern Lights III BV
7.000%, 08/17/19	159	160

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)

Gas-Distribution [0.1%]
AmeriGas Partners
5.875%, 08/20/26	$725	$661
5.750%, 05/20/27	925	819
5.500%, 05/20/25	375	343

Total Gas-Distribution		1,823

Hazardous Waste Disposal [0.0%]
Tervita Escrow
7.625%, 12/01/21(B)	1,300	1,238

Hotels and Motels [0.2%]
Grupo Posadas
7.875%, 06/30/22	3,750	3,611
Hilton Domestic Operating
5.125%, 05/01/26(B)	900	864
Wyndham Hotels & Resorts
5.375%, 04/15/26(B)	475	456

Total Hotels and Motels		4,931

Human Resources [0.1%]
Team Health Holdings
6.375%, 02/01/25(B)	3,050	2,490

Industrial [0.1%]
Reward International Investment
7.250%, 01/25/20(A)	6,150	1,614

Insurance [0.2%]
Ardonagh Midco 3
8.625%, 07/15/23(B)	1,375	1,170
HUB International
7.000%, 05/01/26(B)	2,900	2,617
USIS Merger Sub
6.875%, 05/01/25(B)	1,725	1,584

Total Insurance		5,371

Description		Face Amount (000)(1)	Value (000)

Internet Connectiv Svcs [0.0%]
United Group
4.875%, 07/01/24	EUR	1,150	$1,291

Internet Security [0.0%]
Symantec
5.000%, 04/15/25(B)		250	233

Investment Banker/Broker Dealer [0.2%]
Banco BTG Pactual
4.000%, 01/16/20		3,600	3,562
NFP
6.875%, 07/15/25(B)		1,625	1,454

Total Investment Banker/Broker Dealer			5,016

Investment Companies [0.1%]
Unigel Luxembourg
10.500%, 01/22/24		3,200	3,344

Machinery-General Indust [0.0%]
Stevens Holding
6.125%, 10/01/26(B)		225	222

Machinery-Pumps [0.0%]
Titan Acquisition
7.750%, 04/15/26(B)		900	770

Medical Information Sys [0.0%]
IQVIA
5.000%, 10/15/26(B)		975	931

Medical Labs and Testing Srv [0.1%]
Charles River Laboratories International
5.500%, 04/01/26(B)		325	320
Eagle Holding II
7.625% cash/0% PIK, 05/15/22(B)		650	621

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)

Envision Healthcare
8.750%, 10/15/26(B)		$1,000	$865
MEDNAX
6.250%, 01/15/27(B)		875	844
West Street Merger Sub
6.375%, 09/01/25(B)		1,425	1,261

Total Medical Labs and Testing Srv			3,911

Medical Products & Services [0.8%]
3AB Optique Developpement SAS
4.125%, VAR Euribor 3 Month+4.125%, 10/01/23	EUR	450	482
4.000%, 10/01/23	EUR	450	480
Acadia Healthcare
6.500%, 03/01/24		2,325	2,244
Bio City Development
8.000%, 07/06/18(A)		1,000	150
CHS
8.625%, 01/15/24(B)		225	222
6.875%, 02/01/22		1,225	557
6.250%, 03/31/23		1,025	932
HCA
5.875%, 05/01/23		825	835
5.875%, 02/15/26		1,175	1,169
5.375%, 02/01/25		1,975	1,926
5.375%, 09/01/26		150	146
5.250%, 04/15/25		1,475	1,468
5.000%, 03/15/24		1,875	1,856
HCA Healthcare
6.250%, 02/15/21		550	562
Mallinckrodt International Finance
5.625%, 10/15/23(B)		900	684
5.500%, 04/15/25(B)		2,575	1,777
RegionalCare Hospital Partners Holdings
9.750%, 12/01/26(B)		800	758

Description	Face Amount (000)(1)	Value (000)

Sotera Health Topco
8.125% cash/0% PIK, 11/01/21(B)	$1,700	$1,598
Surgery Center Holdings
6.750%, 07/01/25(B)	1,700	1,445
Teleflex
5.250%, 06/15/24	275	273
4.875%, 06/01/26	675	645
4.625%, 11/15/27	125	116
Tenet Healthcare
7.500%, 01/01/22(B)	250	253
7.000%, 08/01/25	200	185
6.750%, 06/15/23	1,600	1,502
5.125%, 05/01/25	1,025	956
4.625%, 07/15/24	375	349
4.375%, 10/01/21	300	290

Total Medical Products & Services		23,860

Medical-HMO [0.2%]
Centene
5.375%, 06/01/26(B)	650	632
MPH Acquisition Holdings
7.125%, 06/01/24(B) (D)	3,375	3,147
Polaris Intermediate
8.500% cash/0% PIK, 12/01/22(B)	675	616
WellCare Health Plans
5.375%, 08/15/26(B)	325	314

Total Medical-HMO		4,709

Medical-Outptnt/Home Med [0.1%]
Air Medical Group Holdings
6.375%, 05/15/23(B)	1,800	1,521

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)

Medical-Whsle Drug Dist [0.1%]
Vizient
10.375%, 03/01/24(B)	$1,525	$1,617

Metal-Copper [0.1%]
Freeport-McMoRan
5.400%, 11/14/34	1,450	1,142
3.875%, 03/15/23	1,425	1,318

Total Metal-Copper		2,460

Metal-Iron [1.4%]
Koks OAO Via Koks Finance DAC
7.500%, 05/04/22	2,230	2,238
Samarco Mineracao
5.750%, 10/24/23(A)	41,552	32,652
5.375%, 09/26/24(A)	1,160	914
4.125%, 11/01/22(A)	8,809	6,689

Total Metal-Iron		42,493

Metals & Mining [0.8%]
Hudbay Minerals
7.625%, 01/15/25(B)	750	733
7.250%, 01/15/23(B)	325	321
TiZir
9.500%, 07/19/22(B)	15,092	15,710
Vedanta Resources
8.250%, 06/07/21	1,000	991
6.125%, 08/09/24	1,000	829
6.000%, 01/31/19	5,383	5,356

Total Metals & Mining		23,940

Miscellaneous Business Services [0.0%]
Acosta
7.750%, 10/01/22(B)	1,550	287

Description	Face Amount (000)(1)	Value (000)

Garda World Security
8.750%, 05/15/25(B)	$1,200	$1,092

Total Miscellaneous Business Services		1,379

Multi-line Insurance [0.0%]
Acrisure
7.000%, 11/15/25(B)	1,275	1,087

Office Automation and Equip [0.0%]
CDW
5.500%, 12/01/24	575	568
5.000%, 09/01/25	225	215

Total Office Automation and Equip		783

Oil-Field Services [0.1%]
Apergy
6.375%, 05/01/26	175	170
Nine Energy Service
8.750%, 11/01/23(B)	550	522
SESI
7.750%, 09/15/24	1,375	1,093
7.125%, 12/15/21	625	531
USA Compression Partners
6.875%, 04/01/26(B)	1,025	984
Weatherford International
8.250%, 06/15/23	750	450
7.000%, 03/15/38	775	401
6.800%, 06/15/37	125	66

Total Oil-Field Services		4,217

Oil-US Royalty Trusts [0.0%]
Rio Oil Finance Trust, Ser 2014-1
9.250%, 07/06/24(B)	65	69

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)

Paper & Related Products [0.1%]
Clearwater Paper
5.375%, 02/01/25(B)	$2,075	$1,873
Trident Merger Sub
6.625%, 11/01/25(B)	1,075	962

Total Paper & Related Products		2,835

Petroleum & Fuel Products [7.8%]
AI Candelaria Spain SLU
7.500%, 12/15/28	10,100	9,710
Andeavor Logistics
6.250%, 10/15/22	362	369
Antero Midstream Partners
5.375%, 09/15/24	1,300	1,212
Antero Resources
5.625%, 06/01/23	325	309
5.000%, 03/01/25	350	317
Ascent Resources Utica Holdings
10.000%, 04/01/22(B)	375	384
Berry Petroleum
7.000%, 02/15/26(B)	550	495
Callon Petroleum
6.375%, 07/01/26	175	163
6.125%, 10/01/24	1,155	1,074
Carrizo Oil & Gas
8.250%, 07/15/25	325	319
6.250%, 04/15/23	675	624
Cheniere Corpus Christi Holdings
7.000%, 06/30/24	275	290
5.875%, 03/31/25	875	871
5.125%, 06/30/27	275	259
Cheniere Energy Partners
5.625%, 10/01/26(B)	100	94
5.250%, 10/01/25	1,700	1,585

Description	Face Amount (000)(1)	Value (000)

Chesapeake Energy
8.000%, 01/15/25	$325	$287
8.000%, 06/15/27	925	777
7.000%, 10/01/24	675	584
5.750%, 03/15/23	500	431
CNX Midstream Partners
6.500%, 03/15/26(B)	875	831
Constellation Oil Services Holding
9.500%, 11/09/24	14,025	5,680
CrownRock
5.625%, 10/15/25(B)	1,600	1,440
CVR Refining
6.500%, 11/01/22	1,725	1,699
DNO
8.750%, 06/18/20(B)	14,300	14,336
8.750%, 05/31/23(B)	15,700	15,198
Endeavor Energy Resources
5.750%, 01/30/28(B)	450	459
5.500%, 01/30/26(B)	75	77
Energy Transfer
5.875%, 01/15/24	475	483
EP Energy
8.000%, 11/29/24(B)	925	689
EP PetroEcuador via Noble Sovereign Funding I
8.443%, VAR ICE LIBOR USD 3 Month+5.630%, 09/24/19	14,565	14,575
Frontera Energy
9.700%, 06/25/23	8,341	8,247
Georgian Oil and Gas JSC
6.750%, 04/26/21	475	475
6.750%, 04/26/21(B)	1,000	1,001
Gulfport Energy
6.625%, 05/01/23	250	236
6.375%, 05/15/25	675	597
6.375%, 01/15/26	225	195
6.000%, 10/15/24	300	266

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)

Holly Energy Partners
6.000%, 08/01/24(B)	$1,625	$1,593
Jagged Peak Energy
5.875%, 05/01/26(B)	500	465
Kuwait Energy
9.500%, 08/04/19	27,132	25,906
Laredo Petroleum
6.250%, 03/15/23	200	180
5.625%, 01/15/22	175	157
Latina Offshore
8.875%, 10/03/19(A) (B) (E)	3,000	2,280
Nile Delta Sukuk
4.000%, 10/31/20(B) (E)	430	396
Nostrum Oil & Gas Finance
8.000%, 07/25/22	1,050	716
Nostrum Oil & Gas Finance BV
7.000%, 02/16/25	1,300	807
NuStar Logistics
5.625%, 04/28/27	1,200	1,119
Oasis Petroleum
6.875%, 03/15/22	615	579
6.875%, 01/15/23	175	162
6.250%, 05/01/26(B)	325	273
Odebrecht Drilling Norbe VIII
7.350% cash/0% PIK, 12/01/26	3,516	1,973
Odebrecht Offshore Drilling Finance
7.720% cash/0% PIK, 12/01/26	182	47
Offshore Drilling Holding
8.375%, 09/20/20	22,045	11,161
Oilflow SPV 1 DAC
12.000%, 01/13/22(B)	7,005	6,960

Description		Face Amount (000)(1)	Value (000)

Parsley Energy
5.625%, 10/15/27(B)		$500	$454
5.375%, 01/15/25(B)		275	253
5.250%, 08/15/25(B)		275	249
PDC Energy
6.125%, 09/15/24		450	416
5.750%, 05/15/26		500	445
Petroamazonas EP
4.625%, 02/16/20		5,510	5,336
4.625%, 11/06/20		3,361	3,139
Petrobras Global Finance
6.875%, 01/20/40		4,265	4,074
6.850%, 06/05/15		12,958	11,627
Petroleos de Venezuela
9.750%, 05/17/35(A)		8,689	1,651
8.500%, 10/27/20		11,420	10,706
Petroleos Mexicanos
7.190%, 09/12/24	MXN	13,000	514
Petroleum of Trinidad & Tobago
9.750%, 08/14/19		9,175	8,751
6.000%, 05/08/22		2,635	2,404
Precision Drilling
7.750%, 12/15/23		775	714
7.125%, 01/15/26(B)		200	172
6.500%, 12/15/21		99	92
Puma International Financing
5.125%, 10/06/24		4,305	3,437
5.000%, 01/24/26		4,600	3,565
QEP Resources
5.625%, 03/01/26		350	290
5.250%, 05/01/23		550	487
Range Resources
5.000%, 03/15/23		250	220
4.875%, 05/15/25		772	633
SEPLAT Petroleum Development
9.250%, 04/01/23		1,943	1,924

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)

ShaMaran Petroleum
12.000%, 07/05/23(B)	$10,000	$9,925
Shelf Drilling Holdings
8.250%, 02/15/25(B)	850	727
SM Energy
6.750%, 09/15/26	350	313
6.625%, 01/15/27	125	111
5.625%, 06/01/25	375	326
5.000%, 01/15/24	175	152
Southwestern Energy
7.750%, 10/01/27	825	784
SRC Energy
6.250%, 12/01/25	925	768
Summit Midstream Holdings
5.750%, 04/15/25	1,275	1,173
5.500%, 08/15/22	1,200	1,140
Sunoco
5.875%, 03/15/28	325	304
5.500%, 02/15/26	325	308
4.875%, 01/15/23	75	73
Targa Resources Partners
5.875%, 04/15/26(B)	300	292
5.375%, 02/01/27	1,075	1,008
5.250%, 05/01/23	500	490
5.125%, 02/01/25	225	211
5.000%, 01/15/28	600	543
TransMontaigne Partners
6.125%, 02/15/26	175	157
Ultra Resources
7.125%, 04/15/25(B)	750	225
6.875%, 04/15/22(B)	225	79
Whiting Petroleum
6.625%, 01/15/26	450	386
6.250%, 04/01/23	800	728
WPX Energy
5.250%, 09/15/24	200	181

Description	Face Amount (000)(1)	Value (000)

YPF
8.750%, 04/04/24	$4,700	$4,430
8.500%, 07/28/25	3,130	2,821
6.950%, 07/21/27	3,930	3,217
YPF, MTN
47.833%, VAR 30-35d Argentina BADLAR Private Banks+4.000%, 07/07/20	1,000	401

Total Petroleum & Fuel Products		234,238

Platinum [0.2%]
Stillwater Mining
7.125%, 06/27/25	500	460
6.125%, 06/27/22	6,921	6,397

Total Platinum		6,857

Precious Metals [0.0%]
Coeur Mining
5.875%, 06/01/24	975	858

Property/Casualty Ins [0.1%]
AmWINS Group
7.750%, 07/01/26(B)	1,000	945
AssuredPartners
7.000%, 08/15/25(B)	1,500	1,353

Total Property/Casualty Ins		2,298

Public Thoroughfares [0.1%]
Autopistas del Sol
7.375%, 12/30/30	2,895	2,635

Quarrying [0.0%]
Compass Minerals International
4.875%, 07/15/24(B) (D)	1,200	1,086

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)

Radio [0.2%]
CBS Radio
7.250%, 11/01/24(B)		$900	$837
Sirius XM Radio
6.000%, 07/15/24(B)		975	978
5.375%, 04/15/25(B)		1,100	1,042
5.375%, 07/15/26(B)		525	491
4.625%, 05/15/23(B)		400	383
Urban One
7.375%, 04/15/22(B)		775	732

Total Radio			4,463

Real Estate Investment Trusts [0.0%]
MGM Growth Properties Operating Partnership
5.625%, 05/01/24		425	421

Real Estate Oper/Develop [1.1%]
Central China Real Estate
8.750%, 01/23/21		970	975
6.500%, 03/05/21		2,230	2,136
China Evergrande Group
7.500%, 06/28/23		4,375	3,872
Ezdan Sukuk
4.875%, 04/05/22		2,170	1,800
4.375%, 05/18/21		3,545	2,961
Global Prime Capital Pte
6.750%, 04/27/20		1,050	1,050
Haya Finance 2017
5.250%, 11/15/22	EUR	3,410	3,605
5.125%, VAR Euribor 3 Month+5.125%, 11/15/22	EUR	450	478
IRSA Propiedades Comerciales
8.750%, 03/23/23		1,115	1,078
Jababeka International BV
6.500%, 10/05/23		1,305	1,082

Description	Face Amount (000)(1)	Value (000)

Kaisa Group Holdings
8.500%, 06/30/22	$3,165	$2,348
7.250%, 06/30/20	1,185	1,018
KWG Group Holdings
7.875%, 08/09/21	2,075	2,062
New Metro Global
5.000%, 08/08/22	1,205	1,067
Scenery Journey
11.000%, 11/06/20	2,200	2,210
Sunac China Holdings
7.950%, 08/08/22	4,400	4,144

Total Real Estate Oper/Develop		31,886

Research and Development [0.1%]
Jaguar Holding II
6.375%, 08/01/23(B)	3,575	3,421

Resorts/Theme Parks [0.1%]
Six Flags Entertainment
5.500%, 04/15/27(B)	2,150	2,026

Retail [0.7%]
1011778 BC ULC
5.000%, 10/15/25(B)	2,300	2,116
4.250%, 05/15/24(B)	375	345
Albertsons
6.625%, 06/15/24	825	765
5.750%, 03/15/25	1,750	1,532
Eurotorg Via Bonitron DAC
8.750%, 10/30/22	4,485	4,510
Ferrellgas
6.750%, 01/15/22	1,175	958
6.750%, 06/15/23	850	684
6.500%, 05/01/21	675	553
IRSA Inversiones y Representaciones
7.000%, 09/09/19	100	99

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)

KFC Holding
5.250%, 06/01/26(B)		$625	$605
5.000%, 06/01/24(B)		325	314
4.750%, 06/01/27(B)		350	325
Michaels Stores
5.875%, 12/15/20(B)		1,200	1,197
New Look Secured Issuer
4.500%, VAR Euribor 3 Month+4.500%, 07/01/22	EUR	2,000	995
Party City Holdings
6.625%, 08/01/26(B)		300	273
6.125%, 08/15/23(B)		1,650	1,621
PetSmart
7.125%, 03/15/23(B)		750	437
Rite Aid
6.125%, 04/01/23(B)		1,050	830
Sally Holdings
5.625%, 12/01/25		1,050	966
Suburban Propane Partners
5.875%, 03/01/27		425	376
5.750%, 03/01/25		850	778
5.500%, 06/01/24		825	767

Total Retail			21,046

Rubber/Plastic Products [0.1%]
Gates Global
6.000%, 07/15/22(B)		1,249	1,224
Goodyear Tire & Rubber
5.000%, 05/31/26		675	608

Total Rubber/Plastic Products			1,832

Semi-Conductors [0.3%]
Entegris
4.625%, 02/10/26(B)		575	529
Sensata Technologies
5.000%, 10/01/25(B)		75	71

Description	Face Amount (000)(1)	Value (000)

Sensata Technologies UK Financing
6.250%, 02/15/26(B)	$225	$226
STATS ChipPAC Pte
8.500%, 11/24/20	6,015	6,168
Tunghsu Venus Holdings
7.000%, 06/12/20	4,275	3,250

Total Semi-Conductors		10,244

Software Tools [0.1%]
RP Crown Parent
7.375%, 10/15/24(B)	1,850	1,864

Steel & Steel Works [1.6%]
CSN Resources
7.625%, 02/13/23	8,500	7,916
6.500%, 07/21/20	8,995	8,704
Ferrexpo Finance
10.375%, 04/07/19	10,860	10,916
JSW Steel
5.250%, 04/13/22	5,451	5,282
4.750%, 11/12/19	4,106	4,086
Metinvest BV
8.500%, 04/23/26	4,518	4,084
7.750%, 04/23/23	7,538	6,885
Steel Dynamics
5.500%, 10/01/24	200	198

Total Steel & Steel Works		48,071

Telecommunication Equip [0.1%]
Anixter
6.000%, 12/01/25(B)	225	223
CommScope
5.500%, 06/15/24(B)	25	23
CommScope Technologies
6.000%, 06/15/25(B)	950	864

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)

HTA Group
9.125%, 03/08/22		$2,735	$2,788

Total Telecommunication Equip			3,898

Telephones & Telecommunications [3.1%]
Banglalink Digital Communications
8.625%, 05/06/19		18,315	18,408
Digicel
6.000%, 04/15/21		19,845	17,910
Digicel Group
8.250%, 09/30/20		11,345	7,715
8.250%, 09/30/20(B)		200	135
7.125%, 04/01/22		7,480	3,534
GTH Finance
7.250%, 04/26/23		3,800	3,904
Intelsat Jackson Holdings
9.750%, 07/15/25(B)		525	527
8.500%, 10/15/24(B)		975	946
8.000%, 02/15/24(B)		375	386
5.500%, 08/01/23		900	783
Liquid Telecommunications Financing
8.500%, 07/13/22		2,660	2,688
Matterhorn Telecom
4.000%, 11/15/27	EUR	385	400
3.250%, VAR Euribor 3 Month+3.250%, 02/01/23	EUR	143	162
Maxcom Telecomunicaciones
7.000%, 06/15/20		9,000	6,795
Oi
10.000% cash/0% PIK, 07/27/25		11,990	11,864
Sable International Finance
6.875%, 08/01/22		5,724	5,856

Description	Face Amount (000)(1)	Value (000)

Sprint
7.875%, 09/15/23	$2,850	$2,925
7.625%, 02/15/25	1,250	1,250
7.625%, 03/01/26	300	296
7.125%, 06/15/24	425	421
Sprint Capital
6.875%, 11/15/28	1,200	1,134
Sprint Communications
6.000%, 11/15/22	125	123
T-Mobile USA
6.500%, 01/15/24	700	716
6.500%, 01/15/26	400	408
6.375%, 03/01/25	575	581
6.000%, 04/15/24	550	550
4.750%, 02/01/28	650	588
4.500%, 02/01/26	700	642

Total Telephones & Telecommunications		91,647

Textile-Products [0.2%]
Golden Legacy Pte. Ltd.
8.250%, 06/07/21	3,525	3,592
Grupo Kaltex
8.875%, 04/11/22	140	97
Prime Bloom Holdings
7.500%, 12/19/19	1,800	1,712

Total Textile-Products		5,401

Transactional Software [0.0%]
Solera
10.500%, 03/01/24(B)	750	799

Transportation Services [0.6%]
Global Liman Isletmeleri
8.125%, 11/14/21	11,140	10,559
Sabre GLBL
5.375%, 04/15/23(B)	375	373

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)

Ukraine Railways via Shortline
9.875%, 09/15/21	$6,500	$6,336
VOC Escrow
5.000%, 02/15/28(B)	500	462

Total Transportation Services		17,730

Transport-Equip and Leasing [0.1%]
Avolon Holdings Funding
5.125%, 10/01/23(B)	150	143
Park Aerospace Holdings
5.500%, 02/15/24(B)	2,975	2,871
5.250%, 08/15/22(B)	250	242
4.500%, 03/15/23(B)	250	234

Total Transport-Equip and Leasing		3,490

Total Corporate Bonds
(Cost $1,284,436)		1,202,612

Loan Participations [25.3%]
Aerospace [0.6%]
Air Canada, Term Loan B (2018)
4.522%, VAR LIBOR+2.000%, 10/06/23	944	928
American Airlines Inc, 2017 Class B Term Loan
4.455%, VAR LIBOR+2.000%, 12/14/23	774	734
American Airlines Inc, Term Loan B
4.522%, VAR LIBOR+2.000%, 04/28/23	1,725	1,637
American Airlines Inc, Term Loan B (2017)
4.387%, VAR LIBOR+2.000%, 10/10/21	554	537

Description	Face Amount (000)(1)	Value (000)

American Airlines Inc, Term Loan B (2018)
4.256%, VAR LIBOR+1.750%, 01/05/24	$535	$500
Autokiniton US Holdings (L&W), Term Loan B
6.506%, VAR LIBOR+4.000%, 10/17/25	438	425
Ducommun Inc, Term Loan B
6.522%, 11/21/25	646	629
Engility Corp, Term Loan B-1
4.772%, VAR LIBOR+2.250%, 08/04/20	731	724
Engility Corp, Term Loan B-2
5.272%, VAR LIBOR+2.750%, 08/14/23	3,960	3,929
MB Aerospace, Term Loan
6.006%, VAR LIBOR+3.500%, 12/01/23	188	179
Science Applications International Corp (SAIC), Term Loan B (2018)
4.272%, VAR LIBOR+1.750%, 11/05/25	960	914
StandardAero (Dae), Term Loan B
6.270%, VAR LIBOR+3.750%, 07/07/22	2,500	2,466
Transdigm Inc., New Tranche E Term Loan (2018)
5.022%, VAR LIBOR+2.500%, 05/30/25	2,016	1,898

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)

Transdigm Inc., New Tranche F Term Loan (2018)
5.022%, VAR LIBOR+2.500%, 06/09/23		$1,565	$1,473
WP CPP Holdings, Second Lien (2018)
10.280%, VAR LIBOR+7.750%, 04/24/26		405	396
WP CPP Holdings, Term B Loan
6.280%, VAR LIBOR+3.750%, 04/25/25		948	913

Total Aerospace			18,282

Aerospace and Defense [0.1%]
A6 Audio Bidco Limited, Facility B2
7.003%, VAR LIBOR+4.500%, 08/18/24		1,223	1,217
CAB, Facility B, 1st Lien
4.000%, VAR Euribor+4.000%, 04/01/22	EUR	1,000	1,141

Total Aerospace and Defense			2,358

Automotive [0.0%]
Dana, Term Loan B
0.000%, 11/14/25(F)		810	776
Holley Purchaser, Term Loan B
7.508%, VAR LIBOR+5.000%, 04/29/23		355	346

Total Automotive			1,122

Description		Face Amount (000)(1)	Value (000)

Beverage, Food and Tobacco [0.1%]
Everest Bidco SAS, Facility B
4.000%, VAR Euribor+4.000%, 08/16/24	EUR	1,000	$1,137
Refresco, Term Loan B, 1st Lien
4.887%, VAR LIBOR+4.000%, 12/13/24	EUR	1,000	1,252

Total Beverage, Food and Tobacco			2,389

Broadcast Radio and Television [0.2%]
Technicolor S.A., Euro Term Loan, 1st Lien
3.500%, VAR Euribor+3.500%, 12/06/23	EUR	4,500	4,879

Broadcasting [0.4%]
CBS Radio Inc., Term Loan B (2017)
5.256%, VAR LIBOR+2.750%, 07/12/23		1,227	1,153
Gray Television, Inc., Term Loan C
0.000%, 11/02/25(F)		1,280	1,234
Nexstar Broadcasting Inc, Term Loan A4 - Nexstar
4.256%, VAR LIBOR+1.750%, 07/09/25		817	788
Nexstar Broadcasting Inc, Term Loan A4 - Shield
4.256%, 10/20/23		23	22
Nexstar Broadcasting Inc, Term Loan B3 (2018) Mission
4.756%, VAR LIBOR+2.250%, 10/01/25		181	171

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)

Nexstar Broadcasting Inc, Term Loan B3 (2018) Nexstar
4.756%, VAR LIBOR+2.250%, 09/18/23		$1,046	$988
Quincy Newspapers, Term Loan B
7.500%, VAR LIBOR+3.000%, 10/19/22		373	366
Tribune Media Company, Term Loan B
5.522%, VAR LIBOR+3.000%, 12/27/20		875	868
Tribune Media Company, Term Loan C
5.522%, VAR LIBOR+3.000%, 01/26/24		3,294	3,227
Univision Comm (fka Umbrella), 2017 Replacement Term Loan
5.272%, VAR LIBOR+2.750%, 03/15/24		2,400	2,167

Total Broadcasting			10,984

Broadcasting and Entertainment [0.0%]
Auris Luxembourg III S.a.r.L., Incremental Facility B6, 1st Lien
3.500%, VAR Euribor+3.500%, 01/03/25	EUR	965	1,104

Building and Development [0.1%]
Flamingo LUX II, Senior Facility B3
3.250%, VAR Euribor+3.250%, 07/28/23	EUR	1,482	1,668

Description		Face Amount (000)(1)	Value (000)

Buildings and Real Estate [0.3%]
Canary Finco Limited, Facility B
7.113%, VAR LIBOR+4.250%, 07/02/25		$2,000	$1,950
Elsan SAS (fka Vedici Investissements), Facility B2, 1st Lien
3.750%, VAR Euribor+3.750%, 02/16/22	EUR	2,000	2,284
HomeVi, Senior Facility B, 1st Lien
3.250%, VAR Euribor+3.250%, 09/18/22	EUR	3,000	3,402

Total Buildings and Real Estate			7,636

Business Equipment and Services [0.9%]
Blitz F18-675 GmbH, Facility B1
3.750%, VAR Euribor+3.750%, 07/16/25	EUR	1,500	1,707
Blitz F18-675 GmbH, Facility B2
3.750%, VAR Euribor+3.750%, 07/31/25	EUR	1,500	1,707
Civica, Cov-Lite, 1st Lien
5.550%, 10/10/24(E)	GBP	2,000	2,530
Indigocyan Holdco 3 Limited, Facility B, 1st Lien
5.643%, VAR LIBOR+4.750%, 07/26/24	GBP	3,000	3,766
IVC Acquisition Midco Ltd, Facility B, 2nd Lien
5.237%, VAR LIBOR+4.500%, 04/13/19	GBP	1,000	1,268

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)

IVC Acquisition Midco Ltd, Facility C1, 2nd Lien
3.750%, VAR Euribor+3.750%, 05/04/23	EUR	1,500	$1,701
Phoenix BidCo 2 GmbH, Facility B
3.750%, VAR Euribor+3.750%, 09/13/24	EUR	1,000	1,120
PHS Bidco Limited, Facility A1
6.250%, VAR LIBOR+5.250%, 11/15/21	GBP	1,500	1,911
Saphilux S.a.r.l., Euro Facility B
3.750%, VAR Euribor+3.750%, 03/07/25	EUR	2,000	2,273
Trescal, Term Loan B, 1st Lien
3.250%, VAR Euribor+3.250%, 03/14/25	EUR	1,000	1,129
Unit4, 1st Lien
4.500%, VAR Euribor+4.500%, 09/17/21	EUR	1,000	1,143
Webhelp, 1st Lien
3.500%, VAR Euribor+3.500%, 03/16/23	EUR	1,000	1,132
Webhelp, Term Loan B3, 1st Lien
5.102%, VAR LIBOR+4.250%, 12/31/49	GBP	1,500	1,901

Description		Face Amount (000)(1)	Value (000)

ZPG, Term Loan B, 1st Lien
4.750%, VAR LIBOR+4.750%, 06/06/25	EUR	2,000	$2,520
3.750%, VAR Euribor+3.750%, 06/06/25	EUR	1,000	1,130

Total Business Equipment and Services			26,938

Cable & Satellite Television [0.2%]
Orion Cable, Cov-Lite
3.000%, VAR Euribor+3.000%, 10/15/24	EUR	1,248	1,306
Ziggo Secured Finance B.V., Term Loan F, 1st Lien
3.000%, VAR Euribor+3.000%, 04/15/25	EUR	3,000	3,363

Total Cable & Satellite Television			4,669

Cable/Wireless Video [1.5%]
Altice Financing, Term Loan
5.220%, VAR LIBOR+2.750%, 06/01/24		1,569	1,446
Altice Financing, Term Loan B (2017)
5.220%, VAR LIBOR+2.750%, 07/15/25		1,152	1,087
Atlantic Broadband, Term Loan
4.897%, VAR LIBOR+2.375%, 09/12/24(F)		2,075	1,959
Charter Comm Operating, LLC, Term Loan B
4.530%, VAR LIBOR+2.000%, 01/08/23		6,866	6,566

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)

CSC Holdings Inc., Term Loan B (2017)
4.705%, VAR LIBOR+2.250%, 08/18/21	$1,453	$1,375
CSC Holdings Inc., Term Loan B (2018)
4.955%, VAR LIBOR+2.500%, 08/22/25	527	505
Intelsat Jackson Holdings, Term Loan B3
6.256%, VAR LIBOR+3.750%, 03/01/23	1,830	1,768
Intelsat Jackson Holdings, Term Loan B4
7.006%, VAR LIBOR+4.500%, 03/01/23	325	322
Intelsat Jackson Holdings, Term Loan B5
6.625%, VAR FIXED+6.625%, 04/30/21	2,760	2,712
Liberty Cablevision of Puerto Rico, First Lien Term Loan
5.936%, VAR LIBOR+3.500%, 10/10/25	2,610	2,494
Liberty Cablevision of Puerto Rico, Second Lien - 2014
9.186%, VAR LIBOR+6.750%, 08/14/23	112	104
Mediacom LLC, Term Loan N
4.170%, VAR LIBOR+1.750%, 05/12/23	1,123	1,069
Quebecor Media, Term Loan B
4.866%, VAR LIBOR+2.250%, 08/17/20	2,554	2,511

Description	Face Amount (000)(1)	Value (000)

Radiate Holdco, Term Loan B
5.522%, VAR LIBOR+3.000%, 02/01/24	$1,219	$1,147
Telenet Financing, Term Loan AN
4.705%, VAR LIBOR+2.250%, 08/15/26	1,450	1,376
Unitymedia, Term Loan B (2017)
4.705%, VAR LIBOR+2.250%, 09/30/25	2,285	2,203
Unitymedia, Term Loan D
4.705%, VAR LIBOR+2.250%, 01/15/26	640	617
Unitymedia, Term Loan E
4.455%, VAR LIBOR+2.000%, 05/24/23	730	707
UPC Financing Partnership, Facility AR, 1st Lien
4.955%, VAR LIBOR+2.500%, 01/15/26	1,770	1,680
Virgin Media Invst Hlds Ltd, Term Loan K
4.955%, VAR LIBOR+2.500%, 01/15/26	3,320	3,137
WideOpenWest Finance LLC, Term Loan B (2017)
5.720%, VAR LIBOR+3.250%, 08/18/23	2,504	2,313
Ziggo B.V., Term Loan E
4.955%, VAR LIBOR+2.500%, 04/15/25	7,800	7,332

Total Cable/Wireless Video		44,430

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)

Cargo Transport [0.0%]
Baring Private Equity Asia VI Holding (2) Limited, Initial Euro Term Loan
3.250%, VAR Euribor+3.250%, 04/18/23	EUR	970	$1,092

Chemical/Plastics [0.3%]
AkzoNobel (Starfruit), Term Loan B, 1st Lien
3.750%, VAR Euribor+3.750%, 10/01/25	EUR	1,000	1,126
Allnex (Luxembourg) & Cy S.C.A. (f/k/a AI Chem & Cy S.C.A.), Tranche B-1 Term Loan, 1st Lien
3.250%, VAR Euribor+3.250%, 06/02/23	EUR	1,456	1,638
Novacap Group Bidco, Additional Facility B3, 1st Lien
3.500%, VAR Euribor+3.500%, 06/22/23(F)	EUR	319	354
Novacap Group Bidco, Facility B, 1st Lien
3.500%, VAR Euribor+3.500%, 04/28/23	EUR	2,180	2,420
Oxea Holding Vier GMBH, Tranche B-1 Term Loan
3.750%, VAR Euribor+3.750%, 09/27/24	EUR	1,500	1,693
Solenis Holdings LLC, Initial Euro Term Loan
4.750%, VAR Euribor+4.250%, 12/18/23	EUR	1,000	1,116

Total Chemical/Plastics			8,347

Description	Face Amount (000)(1)	Value (000)

Chemicals [1.4%]
AkzoNobel (Starfruit), Term Loan B
5.599%, VAR LIBOR+3.250%, 09/19/25	$3,970	$3,791
Albaugh, LLC, Term Loan B (2017)
6.022%, VAR LIBOR+3.500%, 12/23/24	1,767	1,734
Alpha 3 (Atotech), Term Loan B-1
5.803%, VAR LIBOR+3.000%, 07/31/19	600	569
ASP Chromaflo Intermediate Holdings, Second Lien
10.522%, VAR LIBOR+8.000%, 11/18/24	139	136
ASP Chromaflo Intermediate Holdings, Term Loan B-1
6.022%, VAR LIBOR+3.500%, 11/20/23	437	424
ASP Chromaflo Intermediate Holdings, Term Loan B-2
6.022%, VAR LIBOR+3.500%, 10/07/24	568	552
Chemours Co LLC, Term Loan B (2018)
4.280%, VAR LIBOR+1.750%, 02/01/21	743	712
Consolidated Energy Limited, Term Loan B
4.932%, VAR LIBOR+2.500%, 05/07/25	881	852
Cyanco Intermediate 2 Corp., Term Loan
6.022%, VAR LIBOR+3.500%, 03/07/25	308	297

CITY NATIONAL ROCHDALE FUNDS | PAGE 25

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)

Element Solutions, Term Loan B
0.000%, 11/14/25(F)	$645	$625
Element Solutions, Term Loan B-6
5.522%, VAR LIBOR+3.000%, 02/02/24	531	527
Element Solutions, Term Loan B-7
5.022%, VAR LIBOR+2.500%, 06/07/20	666	663
Emerald Performance Materials, LLC, Initial Term Loan (First Lien)
6.022%, VAR LIBOR+3.500%, 07/30/21	117	113
Emerald Performance Materials, LLC, Second Lien
10.272%, VAR LIBOR+7.750%, 08/01/22	1,655	1,643
Ferro Corp, Term Loan B-1
5.053%, VAR LIBOR+2.250%, 01/31/23	776	745
Ferro Corp, Term Loan B-2
5.053%, VAR LIBOR+2.250%, 01/31/23	316	303
Ferro Corp, Term Loan B-3
5.053%, VAR LIBOR+2.250%, 02/14/24	309	297
Gemini HDPE LLC, Term Loan B
5.027%, VAR LIBOR+2.500%, 05/27/24	1,825	1,753
HB Fuller, Term Loan B
4.470%, VAR LIBOR+2.000%, 10/20/24	2,138	2,006

Description		Face Amount (000)(1)	Value (000)

Ineos Group Holdings PLC, Term Loan B
4.522%, VAR LIBOR+2.000%, 12/01/22		$5,084	$4,791
INEOS Styrolution Group GmbH, Term Loan B (2024)
4.803%, VAR LIBOR+2.000%, 12/01/22		664	631
Invictus (LUX Holdco III), Second Lien
9.245%, VAR LIBOR+6.750%, 07/08/22		75	75
Invictus (LUX Holdco III), Term Loan B
5.495%, VAR LIBOR+3.000%, 07/08/22		223	217
Kraton Polymers, Term Loan B (2018)
5.022%, VAR LIBOR+2.500%, 12/31/21		1,406	1,361
MacDermid, Incorporated (Platform Specialty Products Corporation), Euro Tranche C-6 Term Loan, None
3.250%, VAR Euribor+2.500%, 09/21/21	EUR	2,077	2,371
Messer Industries, Term Loan B
0.000%, 10/01/25(F)		1,155	1,093
Minerals Technologies Inc., Term Loan B (2017)
4.720%, VAR LIBOR+2.250%, 02/14/24		2,086	2,019
Minerals Technologies Inc., Term Loan B-2 - Fixed TL
4.750%, VAR FIXED+4.750%, 01/05/22		3,958	3,790

CITY NATIONAL ROCHDALE FUNDS | PAGE 26

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)

Natgasoline, Term Loan B
6.250%, VAR LIBOR+3.500%, 08/31/24		$250	$244
New Arclin US Holdings, Term Loan B (2018)
6.022%, VAR LIBOR+3.500%, 04/15/25		714	684
OXEA Corp, Term B Loan
5.938%, VAR LIBOR+3.500%, 09/27/24	EUR	497	478
Polyone Corporation, Term Loan B-5
4.137%, VAR LIBOR+1.750%, 01/11/26		214	207
PQ Corporation, Term Loan B
5.027%, VAR LIBOR+2.500%, 02/08/25		2,121	2,005
Trinseo Materials Operating S.C.A (fka Styron), 2018 Refinancing Term Loans
4.522%, VAR LIBOR+2.000%, 09/06/24		775	737
Tronox, Blocked Dollar Term Loan
5.522%, VAR LIBOR+3.000%, 09/23/24		724	701
Tronox, Initial Dollar Term Loan
5.522%, VAR LIBOR+3.000%, 09/23/24		1,671	1,618
Univar, Term Loan B-3
4.772%, VAR LIBOR+2.250%, 07/01/24		485	463

Description		Face Amount (000)(1)	Value (000)

Vantage Specialty Chemicals, Second Lien
10.777%, VAR LIBOR+8.250%, 10/20/25		$790	$769
Vantage Specialty Chemicals, Term Loan B
6.022%, VAR LIBOR+3.500%, 10/28/24		628	604
Venator, Term Loan B
5.522%, VAR LIBOR+3.000%, 08/08/24		504	480

Total Chemicals			43,080

Chemicals, Plastics and Rubber [0.1%]
Apcoa Parking Holdings GmbH (fka Perpetuum Beteiligungsgesellschaft mbH), Facility B, 1st Lien
3.750%, VAR Euribor+3.750%, 11/01/24	EUR	2,000	2,286
Financiere Dry Mix Solutions S.A.S., Facility B, 1st Lien
3.500%, VAR Euribor+3.500%, 10/15/25	EUR	1,500	1,703

Total Chemicals, Plastics and Rubber			3,989

Conglomerates [0.1%]
Holding Socotec, Facility B1
3.250%, VAR Euribor+3.500%, 07/20/24	EUR	1,000	1,136
Holding Socotec, Facility B2
4.800%, VAR LIBOR+4.250%, 07/20/24	EUR	1,000	1,270

Total Conglomerates			2,406

CITY NATIONAL ROCHDALE FUNDS | PAGE 27

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)

Consumer Discretionary [0.0%]
Biogroup, Term Loan B
4.000%, 06/14/24		$500	$571

Consumer NonDurables [0.1%]
ABG Intermediate, Term Loan B
6.022%, VAR LIBOR+3.500%, 05/18/22		284	269
American Greetings, Term Loan B
7.006%, VAR LIBOR+4.500%, 02/08/20		577	566
Eastman Kodak Company, Exit Term Loan
8.777%, VAR LIBOR+6.250%, 08/05/22		807	758
Herbalife (HLF), Term Loan B
5.772%, VAR LIBOR+3.250%, 10/17/23		319	310
Varsity Brands (Hercules Achievement), Term Loan B (2017)
6.022%, VAR LIBOR+3.500%, 10/17/23		463	447

Total Consumer NonDurables			2,350

Containers, Packaging and Glass [0.3%]
EG Group Limited, Facility B (GBP), 1st Lien
5.550%, VAR LIBOR+4.750%, 02/22/23		2,000	2,474
Roy Bidco ApS, Facility B1
3.250%, VAR Euribor+3.250%, 07/24/24	EUR	2,500	2,815

Description		Face Amount (000)(1)	Value (000)

Verallia, Facility B4, 1st Lien
2.750%, VAR Euribor+2.750%, 10/22/22	EUR	1,855	$2,067
Weener, Term Loan B, 1st Lien
3.750%, VAR Euribor+3.750%, 06/20/25(F)	EUR	1,500	1,701

Total Containers, Packaging and Glass			9,057

Diversified Insurance [0.1%]
Financiere Holding CEP, Facility B, 1st Lien
4.250%, VAR Euribor+4.250%, 12/13/24(F)	EUR	2,500	2,788

Diversified Media [1.0%]
ALM Media, LLC, Term Loan B
7.303%, VAR LIBOR+4.500%, 07/31/19		91	80
Cineworld (Crown Finance), Term Loan B
5.022%, VAR LIBOR+2.500%, 02/28/25		2,268	2,139
Creative Artist Agency LLC, Term Loan B (2018)
5.470%, VAR LIBOR+3.000%, 02/15/24		1,267	1,220
Deluxe Entertainment Services Group, Term Loan
8.027%, VAR LIBOR+5.500%, 02/28/20		1,750	1,520

CITY NATIONAL ROCHDALE FUNDS | PAGE 28

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)

Donnelley Financial Solutions, Term Loan B (2017)
5.420%, VAR LIBOR+3.000%, 12/15/22	$92	$90
Formula One (Alpha Topco), Term Loan B (2018)
5.022%, VAR LIBOR+2.500%, 10/06/22	280	264
Harland Clarke Holdings, Term Loan B7
7.553%, VAR LIBOR+4.750%, 11/03/23	11,994	10,797
Internet Brands (Micro Holdings Corp.), Second Lien
10.004%, VAR LIBOR+7.500%, 10/20/22	145	132
Internet Brands (Micro Holdings Corp.), Term Loan (2017)
6.254%, VAR LIBOR+3.750%, 10/20/22	1,326	1,255
Lamar Media Corp, Term Loan B
4.313%, VAR LIBOR+1.750%, 02/14/25	670	650
Lions Gate Entertainment, Term Loan B (2018)
4.772%, VAR LIBOR+2.250%, 09/07/23	2,824	2,713
MediArena Acquisition (Endemol), First Lien Term Loan
8.148%, VAR LIBOR+5.750%, 05/12/23	2,133	2,040

Description		Face Amount (000)(1)	Value (000)

Meredith Corp, Term Loan B - new
5.272%, VAR LIBOR+2.750%, 01/31/25		$870	$843
Merrill Communications LLC, Term Loan - 2022
7.777%, VAR LIBOR+5.250%, 11/15/21		435	433
Nielsen Finance LLC, Term Loan B-4
4.387%, VAR LIBOR+2.000%, 10/04/23		1,356	1,314
Rovi Solutions Corporation, Term Loan B
5.030%, VAR LIBOR+2.500%, 07/02/21		388	369
RR Donnelley & Sons Co, Term Loan B
7.506%, VAR LIBOR+5.000%, 01/04/24		540	528
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien
5.280%, VAR LIBOR+2.750%, 05/16/25		4,606	4,220

Total Diversified Media			30,607

Diversified Natural Resources, Precious Metals and Minerals [0.1%]
Armonea Finance NV, Facility B
4.250%, VAR Euribor+4.250%, 03/14/22	EUR	1,500	1,693

CITY NATIONAL ROCHDALE FUNDS | PAGE 29

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)

Diversified/Conglomerate Service [0.2%]
AI Avocado B.V., Facility B1 (EUR), 1st Lien
4.250%, VAR Euribor+4.250%, 09/29/23	EUR	1,000	$1,141
Colour Bidco Limited, Facility B
6.038%, VAR LIBOR+5.250%, 05/23/25(F)	GBP	1,500	1,843
Emerald 2 Limited, Facility B1, 1st Lien
6.803%, VAR LIBOR+4.000%, 10/31/24		3,460	3,394
Emerald 3 Limited, Term Loan, 1st Lien
9.386%, VAR LIBOR+7.000%, 08/07/23		1,000	972

Total Diversified/Conglomerate Service			7,350

Drugs [0.3%]
Apollo 5 GmbH, Facility B (Aenova Holding)
5.000%, VAR Euribor+4.000%, 07/10/20	EUR	1,318	1,477
Apollo 5 GmbH, Facility B (Dragenopharm)
5.000%, VAR Euribor+4.000%, 09/29/20	EUR	316	354
Apollo 5 GmbH, Facility B (SwissCaps Holding)
5.000%, VAR Euribor+4.000%, 09/29/20	EUR	192	216
Apollo 5 GmbH, Facility B (Temmler), 1st Lien
5.000%, VAR Euribor+4.000%, 05/21/25	EUR	174	195

Description		Face Amount (000)(1)	Value (000)

Cheplapharm Arzneimittel GMBH, Facility B
4.500%, VAR Euribor+4.500%, 07/02/25	EUR	1,500	$1,714
Cheplapharm, Term Loan B, 1st Lien
4.000%, 07/20/25	EUR	1,000	1,141
Financiere Mendel, Facility B2, 1st Lien
3.000%, VAR Euribor+3.000%, 06/30/21	EUR	1,000	1,129
Unilabs, Term Loan B2, 1st Lien
2.750%, VAR Euribor+2.750%, 04/19/24	EUR	2,500	2,773

Total Drugs			8,999

Ecological services and equipment [0.1%]
Dummen Orange, Term Loan B, Cov-Lite, 1st Lien
3.500%, VAR Euribor+3.500%, 05/18/24	EUR	3,000	2,747

Electronics [0.4%]
CDS Holdco III B.V., Facility F, 1st Lien
3.750%, VAR Euribor+3.750%, 09/29/24	EUR	885	1,008
Coherent Holding GmbH, Euro Term Loan, 1st Lien
2.750%, VAR Euribor+2.000%, 09/12/24	EUR	1,109	1,266
Greeneden U.S. Holdings I, LLC, Tranche B-3 Euro Term Loan, 1st Lien
3.500%, VAR Euribor+3.500%, 12/01/23	EUR	1,965	2,223

CITY NATIONAL ROCHDALE FUNDS | PAGE 30

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)

Infor (US), Inc. (fka Lawson Software Inc.), Euro Tranche B-2 Loan, 1st Lien
3.250%, VAR Euribor+2.250%, 01/26/22	EUR	1,959	$2,207
LSF1 XL Bidco S.C.A., Facility B, 1st Lien
4.000%, VAR Euribor+4.000%, 12/15/21	EUR	889	996
Minerva Bidco Limited, Facility B, 1st Lien
5.817%, VAR LIBOR+5.000%, 03/01/22		1,500	1,902
Oberthur Technologies Holding S.A.S. (fka OT Frenchco 1 SAS), Facility B, 1st Lien
3.750%, VAR Euribor+3.750%, 01/10/24(F)	EUR	2,000	2,235

Total Electronics			11,837

Energy [0.8%]
Admiral Permian (APR Operating), Second Lien
8.960%, VAR LIBOR+7.000%, 08/14/23		735	724
Apergy Corp, Term Loan B
5.063%, VAR LIBOR+2.500%, 04/18/25		896	840
BlackBrush Oil & Gas, L.P., Term Loan
10.890%, VAR LIBOR+8.000%, 01/26/24		1,125	1,091
Blackhawk Mining, Term Loan B
12.530%, VAR LIBOR+10.000%, 02/17/22		1,653	1,257

Description	Face Amount (000)(1)	Value (000)

California Resources Corp, Term Loan
12.897%, VAR LIBOR+10.375%, 12/31/21	$1,485	$1,452
California Resources Corp, Term Loan B (2017)
7.256%, VAR LIBOR+4.750%, 12/31/22	520	503
Caprock Midstream (BCP Raptor II), Term Loan B
7.143%, VAR LIBOR+4.750%, 08/02/19	335	309
Crestwood, Term Loan B (2018)
9.820%, VAR LIBOR+7.500%, 11/18/21	1,786	1,710
Eagleclaw (BCP Raptor), Term Loan B
6.869%, VAR LIBOR+4.250%, 08/02/19	999	930
EMG Utica, Term Loan
6.633%, VAR LIBOR+3.750%, 03/27/20	1,659	1,630
Energy Transfer Equity LP, Term Loan B - new
4.522%, VAR LIBOR+2.000%, 02/02/24	2,616	2,546
Frac Tech International, Term Loan B - 2014
7.272%, VAR LIBOR+4.750%, 04/16/21	780	765
Gavilan Resources, Second Lien
8.504%, VAR LIBOR+6.000%, 05/19/22	565	428

CITY NATIONAL ROCHDALE FUNDS | PAGE 31

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)

Invenergy Thermal Operating I LLC, Term Loan B
0.000%, VAR LIBOR+3.500%, 06/30/23(F)		$428	$423
KCA Deutag, Term Loan B (2018)
9.553%, VAR LIBOR+6.750%, 02/28/23		1,443	1,157
Keane Group Holdings, LLC, Term Loan
6.313%, VAR LIBOR+3.750%, 05/19/25		811	742
Lotus Midstream (Centurion), Term Loan B
6.053%, VAR LIBOR+3.250%, 03/15/19		220	209
McDermott International Inc, Term Loan B
7.522%, VAR LIBOR+5.000%, 04/27/21		2,343	2,180
Midcoast Operating, Term Loan B
8.303%, VAR LIBOR+5.500%, 10/15/25(F)		289	280
NWR Holdings B.V., Super Senior Term Facility, 1st Lien
14.500%, VAR Euribor+16.500%, 12/31/49 (A)	EUR	286	—
Osum Production Corp., Term Loan B
8.303%, VAR LIBOR+5.500%, 07/31/20		579	504
Riverstone Utopia Member, Term Loan B
6.754%, VAR LIBOR+4.250%, 10/16/24		323	319

Description	Face Amount (000)(1)	Value (000)

Seadrill Operating LP, Term Loan B
4.000%, VAR LIBOR+6.000%, 02/21/21	$1,294	$1,010
Sheridan Production Partners, Term Loan II-A
6.210%, VAR LIBOR+3.500%, 12/16/20	75	63
Sheridan Production Partners, Term Loan II-M
6.210%, VAR LIBOR+3.500%, 12/16/20	28	24
Sheridan Production Partners, Term Loan II-SIP
6.210%, VAR LIBOR+3.500%, 12/16/20	537	456
Stetson Midsteam (GIP), Term Loan B
6.695%, VAR LIBOR+4.250%, 09/21/20	270	260
Traverse Midstream, Term Loan B
6.600%, VAR LIBOR+4.000%, 09/27/24	480	460
Woodford Express, Term Loan B
7.522%, VAR LIBOR+5.000%, 01/17/25	705	669

Total Energy		22,941

Finance (including structured products) [0.1%]
ASP MCS Acquisition Corp., Initial Term Loan, 1st Lien
7.272%, VAR LIBOR+4.750%, 10/03/24	254	207

CITY NATIONAL ROCHDALE FUNDS | PAGE 32

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)

IGT Holding IV AB, Facility B1, 1st Lien
3.500%, VAR Euribor+3.500%, 08/13/24	EUR	2,000	$2,267

Total Finance (including structured products)			2,474

Financial [1.9%]
Advisor Group, Term Loan B
6.272%, VAR LIBOR+3.750%, 03/20/25		768	753
Altisource, Term Loan B (2018)
6.803%, 03/29/24(E)		1,539	1,500
Aretec Group, Inc, Second Lien (2018)
10.595%, VAR LIBOR+8.250%, 10/03/23		580	573
Aretec Group, Inc, Term Loan B (2018)
6.772%, VAR LIBOR+4.250%, 10/03/23		1,430	1,388
Asurion, LLC (fka Asurion Corporation), Replacement B-4 Term Loans (2017)
5.522%, VAR LIBOR+3.000%, 11/03/24		1,085	1,035
5.522%, VAR LIBOR+3.000%, 08/04/22		792	759
Asurion, LLC (fka Asurion Corporation), Replacement B-6 Term Loans
5.522%, VAR LIBOR+3.000%, 05/24/23		3,820	3,653

Description		Face Amount (000)(1)	Value (000)

Asurion, LLC (fka Asurion Corporation), Second Lien (2017)
9.022%, VAR LIBOR+6.500%, 12/23/24		$5,735	$5,660
Ditech (Walter Investment), Term Loan B
8.522%, VAR LIBOR+6.000%, 06/30/22		2,269	1,947
Dubai World, 1st Lien
2.000%, 09/30/22		5,887	5,520
4.750%, 09/30/22		13,083	12,200
Edelman Financial Center, Term Loan B
5.686%, VAR LIBOR+3.250%, 06/26/25(F)		980	941
Evergood 4 APS, Facility B1E
3.000%, VAR Euribor+3.000%, 08/21/24	EUR	1,323	1,494
Evergood 4 ApS, Term Loan
0.000%, 02/06/25(F)		158	179
EVO Payments International, Term B Loan
5.760%, VAR LIBOR+3.250%, 10/20/22		444	428
First Eagle Holdings, Term Loan B
5.563%, VAR LIBOR+2.750%, 03/06/25		550	540
Fortress Investment, Term Loan B (2018)
4.522%, VAR LIBOR+2.000%, 12/21/23		741	717
Franklin Square Holdings, L.P., Term Loan
4.875%, VAR LIBOR+2.500%, 12/02/21		484	467

CITY NATIONAL ROCHDALE FUNDS | PAGE 33

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)

Freedom Mortgage Corporation, Term Loan B
7.272%, VAR LIBOR+4.750%, 08/22/25(F)	$805	$793
Genworth Financial Inc., Term Loan B
6.955%, VAR LIBOR+4.500%, 11/21/23	248	243
Greenhill & Co, Term Loan B
6.365%, VAR LIBOR+3.750%, 10/06/22	473	467
Inspired Finco, Term Loan B, 1st Lien
0.000%, 11/14/25(F)	1,000	1,139
Invitation Homes Operating Partnership LP, Initial Term Loan
4.204%, VAR LIBOR+1.700%, 02/06/22	2,700	2,579
iStar Financial Inc., Term Loan B
5.220%, VAR LIBOR+2.750%, 07/01/20	3,344	3,202
Jane Street Group, LLC, Term Loan B (2018)
5.527%, VAR LIBOR+3.000%, 08/25/22	504	489
Mitchell International, Inc., Second Lien
9.772%, VAR LIBOR+7.250%, 02/01/23	127	123
Mitchell International, Inc., Term Loan
5.772%, VAR LIBOR+3.250%, 02/01/23	1,184	1,139

Description		Face Amount (000)(1)	Value (000)

Navistar, Term Loan B
5.890%, VAR LIBOR+3.500%, 11/06/24		$829	$798
Navistar, Term Loan B (2018)
6.313%, VAR LIBOR+3.750%, 07/25/25		643	614
Ocwen Financial Corporation, Term Loan
7.504%, VAR LIBOR+5.000%, 12/07/20		939	921
Paysafe Group PLC, Term Loan
6.022%, VAR LIBOR+3.500%, 01/03/25		1,072	1,034
Refinitiv (Thomson Reuters / Financial & Risk), Term Loan B
6.272%, VAR LIBOR+3.750%, 05/04/22		2,980	2,831
Russell Investments, Term Loan B
5.772%, VAR LIBOR+3.250%, 05/10/23		951	926
Virtu Financial LLC (aka VFH), Term Loan B-2
5.554%, VAR LIBOR+2.750%, 12/30/21		345	339

Total Financial			57,391

Financial Intermediaries [0.2%]
ION Trading Technologies S.a.r.l., Initial Euro Term Loan (218), 1st Lien
3.500%, VAR Euribor+3.250%, 11/21/24	EUR	2,601	2,870

CITY NATIONAL ROCHDALE FUNDS | PAGE 34

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)

Nets, Incremental Cov-Lite, Term Loan B, 1st Lien
0.000%, 02/06/25(F)		$842	$954
PI UK Holdco II Limited, Facility B2
3.250%, VAR Euribor+3.250%, 12/02/24	EUR	2,000	2,202
PI UK Holdco II Limited, Second Lien Facility 2
7.000%, VAR Euribor+7.000%, 11/15/22	EUR	1,000	1,136

Total Financial Intermediaries			7,162

Food and Drug [0.1%]
Albertsons, LLC, 2017-1 Term B-6
5.691%, VAR LIBOR+3.000%, 04/01/24		2,638	2,500
Albertsons, LLC, 2018-1 Term B-7
5.522%, VAR LIBOR+3.000%, 04/01/24		815	771
United Natural Foods, Term Loan B
6.772%, VAR LIBOR+4.250%, 10/18/25		580	471

Total Food and Drug			3,742

Food Products [0.1%]
Continental Foods, Term Loan B, 1st Lien
4.000%, 12/08/23(E)	EUR	1,112	1,263
Continental Foods, Tranche 2, 1st Lien
4.000%, VAR LIBOR+0.040%, 12/31/23	EUR	216	245

Description		Face Amount (000)(1)	Value (000)

Continental Foods, Tranche 3, 1st Lien
4.000%, VAR LIBOR+0.040%, 12/31/23	EUR	191	$217
Continental Foods, Tranche 4, 1st Lien
4.000%, VAR LIBOR+0.040%, 12/31/23	EUR	481	546

Total Food Products			2,271

Food Service [0.1%]
Solina Corporate, Facility B2
3.750%, VAR Euribor+3.750%, 12/16/22	EUR	2,000	2,257

Food/Drug Retailers [0.1%]
Prosol, Term Loan B, Cov-Lite, 1st Lien
4.000%, VAR Euribor+4.000%, 04/21/24	EUR	2,000	2,263

Food/Tobacco [0.5%]
Aramark, Term Loan B-3
4.272%, VAR LIBOR+1.750%, 11/14/25		611	592
Burger King (1011778 B.C. / New Red), Term Loan B-3
4.772%, VAR LIBOR+2.250%, 02/16/24		5,431	5,164
CHG PPC Parent (CH Guenther), Term Loan B
5.272%, VAR LIBOR+2.750%, 12/16/24		527	505

CITY NATIONAL ROCHDALE FUNDS | PAGE 35

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)

JBS USA LLC, Term Loan B (2017)
5.301%, VAR LIBOR+2.500%, 10/30/22	$2,692	$2,585
K-MAC Holdings, Second Lien
9.254%, VAR LIBOR+6.750%, 03/09/26	150	142
NPC International, Inc., Second Lien
10.022%, VAR LIBOR+7.500%, 03/28/25	115	107
Panera Bread, Term Loan A
4.250%, VAR LIBOR+1.750%, 07/18/22	3,607	3,458
Post Holdings Inc, Term Loan B
4.510%, VAR LIBOR+2.000%, 05/24/24	920	884
US Foods Inc., Term Loan B
4.522%, VAR LIBOR+2.000%, 06/27/23	1,200	1,149

Total Food/Tobacco		14,586

Forest Prod/Containers [0.2%]
Berry Global, Inc. (fka Berry Plastics Corporation), Term Q Loan, 1st Lien
4.387%, VAR LIBOR+2.000%, 10/01/22	335	327
Berry Plastics Corp., Term Loan R
4.387%, VAR LIBOR+2.000%, 07/20/25	139	135

Description	Face Amount (000)(1)	Value (000)

Berry Plastics Corp., Term Loan S
4.137%, VAR LIBOR+1.750%, 07/20/25	$254	$250
Berry Plastics Corp., Term Loan T
0.000%, VAR LIBOR+1.750%, 07/20/25(F)	150	146
BWAY Holding Company, Term Loan B
5.658%, VAR LIBOR+3.250%, 04/03/24	2,033	1,908
Caraustar Industries, Inc., Term Loan B (2017)
8.303%, VAR LIBOR+5.500%, 03/09/22	1,077	1,066
Crown Americas, Term Loan B
4.479%, VAR LIBOR+2.000%, 04/03/25	378	376
Flex Acquisition Company, Inc. (Novolex), Initial Term Loan
5.349%, VAR LIBOR+3.000%, 03/30/22	647	608
ProAmpac, Term Loan B (Refinanced)
6.082%, VAR LIBOR+3.500%, 11/17/23	1,565	1,491
Reynolds Group Holdings, Incremental US Term Loans
5.272%, VAR LIBOR+2.750%, 02/05/23	1,093	1,039

Total Forest Prod/Containers		7,346

CITY NATIONAL ROCHDALE FUNDS | PAGE 36

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)

Gaming/Leisure [1.3%]
Aristocrat Leisure Limited, Term B-3 Loan, 1st Lien
4.219%, VAR LIBOR+1.750%, 10/19/24	$2,142	$2,051
Belmond Interfin Ltd., Term Loan B
5.272%, VAR LIBOR+2.750%, 07/03/24	754	745
Boyd Gaming Corp, Term Loan B (2017)
4.666%, VAR LIBOR+2.250%, 09/15/23	515	495
Caesars Entertainment Op Co Inc, Term Loan B
4.522%, VAR LIBOR+2.000%, 02/12/25	992	940
Caesars Resort Collection LLC, Term Loan
5.272%, VAR LIBOR+2.750%, 03/15/24	1,549	1,485
CityCenter Holdings, Term Loan B
4.595%, VAR LIBOR+2.250%, 04/18/24	1,091	1,030
Diamond Resorts Corp, Term B Loan
6.272%, VAR LIBOR+3.750%, 09/02/23	1	1
Eldorado Resorts, Inc., Term Loan B
4.750%, VAR LIBOR+2.000%, 03/07/25	967	922
ESH Hospitality, Inc., Term Loan B (2018)
4.522%, VAR LIBOR+2.000%, 08/30/23	963	923

Description	Face Amount (000)(1)	Value (000)

Four Seasons Holdings Inc., Term Loan (12/13)
4.522%, VAR LIBOR+2.000%, 09/30/22	$1,238	$1,185
Gateway Casinos & Entertainment, Term Loan B (2018)
5.803%, VAR LIBOR+3.000%, 06/30/22	547	524
Global Cash Access, Term Loan B (2017)
5.522%, VAR LIBOR+3.000%, 05/09/24	1,788	1,728
GLP Capital LP (Gaming & Leisure), Incremental Tranche A-1
4.004%, VAR LIBOR+1.500%, 08/14/24	2,921	2,873
Golden Entertainment Inc., Term Loan B
5.530%, VAR LIBOR+3.000%, 06/02/23	460	440
Greektown Holdings, Term Loan B
5.272%, VAR LIBOR+2.750%, 03/21/24	985	970
GVC Holdings PLC, Facility B2 (GBP), 1st Lien
4.300%, VAR LIBOR+3.500%, 07/01/24	2,000	2,536
GVC Holdings, Term Loan B-2
5.022%, VAR LIBOR+2.500%, 03/15/24	387	376
Hilton Worldwide Finance, LLC., Term Loan B-2
4.256%, VAR LIBOR+1.750%, 10/25/23	5,712	5,498

CITY NATIONAL ROCHDALE FUNDS | PAGE 37

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)

Las Vegas Sands, Term Loan B (2018)
4.272%, VAR LIBOR+1.750%, 03/27/25		$2,590	$2,468
Marriott Ownership Resorts, Term Loan B
4.772%, VAR LIBOR+2.250%, 08/01/25		285	278
MGM Growth Properties, Term Loan B
4.522%, VAR LIBOR+2.000%, 10/20/22		1,248	1,192
Penn National Gaming, Term Loan B (2018)
4.705%, VAR LIBOR+2.250%, 08/14/25		715	689
Playa Resorts Holding, Term Loan B (2017)
5.270%, VAR LIBOR+2.750%, 04/05/24		739	689
Scientific Games Inc., Term Loan B-5
5.245%, VAR LIBOR+2.750%, 08/14/24		678	635
Stars Group (Amaya), Term Loan B (Refinanced)
6.303%, VAR LIBOR+3.500%, 06/27/25		1,552	1,497
Stars Group Holdings
3.750%, VAR Euribor+3.750%, 07/10/25	EUR	2,000	2,270
Station Casinos, Term Loan B
5.030%, VAR LIBOR+2.500%, 06/08/23		797	763

Description		Face Amount (000)(1)	Value (000)

UFC Holdings (Buyer), Term Loan B - 2023
5.780%, VAR LIBOR+3.250%, 08/18/23		$672	$653
VICI Properties 1 LLC (Caesars), Term Loan
4.504%, VAR LIBOR+2.000%, 12/20/24		2,862	2,726
Wyndham Hotels & Resorts, Term Loan B
4.272%, VAR LIBOR+1.750%, 05/30/25		638	613
Wynn Resorts, Term Loan B (2018)
4.780%, VAR LIBOR+2.250%, 10/22/24		710	670

Total Gaming/Leisure			39,865

Healthcare [2.3%]
Agiliti Health, Delayed Draw Term Loan B
0.000%, 10/18/25(F)		215	207
AI Sirona (Luxembourg) Acquisition S.a.r.l., Facility B (EUR)
4.000%, VAR Euribor+4.000%, 05/29/25	EUR	1,000	1,140
Amneal Pharmaceuticals LLC, Term Loan B
6.063%, VAR LIBOR+3.500%, 05/04/25		673	636
Ardent Health Partners (AHP), Term Loan B
7.022%, VAR LIBOR+4.500%, 06/16/25		806	792

CITY NATIONAL ROCHDALE FUNDS | PAGE 38

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)

Change Healthcare Holdings Inc, Term Loan B
5.272%, VAR LIBOR+2.750%, 10/12/22		$4,750	$4,495
CHG Healthcare Services, Term Loan B
5.527%, VAR LIBOR+3.000%, 07/02/25		855	819
Cidron Atrium SE, Facility B
0.000%, VAR Euribor+3.500%, 02/26/25(F)	EUR	1,500	1,696
Cidron Gloria Group Services Gmbh, Initial Term Loan, 1st Lien
4.000%, VAR Euribor+3.000%, 08/01/24	EUR	1,000	1,129
Cidron Ollopa Holding B.V., Facility B, 2nd Lien
3.500%, VAR Euribor+3.500%, 07/19/23(F)	EUR	2,437	2,784
Concentra Operating Corp, Term Loan
5.130%, VAR LIBOR+2.750%, 04/01/22		480	458
Constantin Investissement 4 S.A.S., Facility B
3.000%, VAR Euribor+3.000%, 03/21/24	EUR	1,000	1,113
Constantin Investissement 4 S.A.S., Facility B2
3.500%, VAR Euribor+3.500%, 06/28/23	EUR	1,000	1,126
ConvaTec Healthcare, Term B Loan
5.053%, VAR LIBOR+2.250%, 10/13/23		575	554

Description		Face Amount (000)(1)	Value (000)

Diplomat Pharmacy, Inc., Term Loan B
7.030%, VAR LIBOR+4.500%, 12/07/20		$121	$119
Eagle Bidco Limited, Facility B
5.487%, VAR LIBOR+4.750%, 04/29/22	GBP	3,000	3,747
Endo Luxembourg Finance Company I S.à.r.l., Initial Term Loan, 1st Lien
6.772%, VAR LIBOR+4.250%, 04/29/24		1,706	1,612
Envision Healthcare Corporation (EMS), Term Loan B (2018)
6.272%, VAR LIBOR+3.750%, 12/31/22		3,190	2,966
Explorer Holdings, Term Loan B
6.553%, VAR LIBOR+3.750%, 07/03/22		459	442
Gentiva (Kindred at Home), Second Lien
9.563%, VAR LIBOR+7.000%, 07/02/26(F)		185	184
Gentiva (Kindred at Home), Term Loan
6.313%, VAR LIBOR+3.750%, 07/02/25		834	807
Greatbatch, Ltd., Term Loan A
5.010%, VAR LIBOR+2.500%, 01/26/24		342	339
Greatbatch, Ltd., Term Loan B (Refi)
5.390%, VAR LIBOR+3.000%, 12/27/20		1,097	1,067

CITY NATIONAL ROCHDALE FUNDS | PAGE 39

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)

Grifols, Inc, Term Loan B (2017)
4.669%, VAR LIBOR+2.250%, 08/07/24		$3,307	$3,167
HCA Inc, Term Loan B-10
4.522%, VAR LIBOR+2.000%, 03/13/25		2,324	2,271
Hera SAS (Laboratoire HRA-Pharma), Facility B
3.500%, VAR Euribor+3.500%, 07/31/24	EUR	2,000	2,223
Indivior Finance S.a.r.l., Term Loan
7.030%, VAR LIBOR+4.500%, 02/28/22		1,516	1,475
Innoviva Inc., Term Loan B
7.146%, VAR LIBOR+4.500%, 07/10/23		74	73
Kindred Healthcare Inc., Term B Loan
7.563%, VAR LIBOR+5.000%, 09/23/19		868	807
Lannett Company, Inc, Term Loan A
7.522%, VAR LIBOR+4.750%, 11/25/20		1,687	1,566
MultiPlan Inc, Term Loan B
5.553%, VAR LIBOR+2.750%, 09/21/20		800	756
Nidda Healthcare Holding GmbH (fka Nidda Healthcare Holding AG), Facility B1 (EUR), 1st Lien
3.500%, VAR Euribor+3.500%, 09/20/24	EUR	1,304	1,449

Description		Face Amount (000)(1)	Value (000)

Nidda Healthcare Holding GmbH (fka Nidda Healthcare Holding AG), Facility B2, 1st Lien
3.500%, VAR Euribor+3.500%, 08/21/24(F)	EUR	755	$840
Nidda Healthcare Holding GmbH (fka Nidda Healthcare Holding AG), Facility C (EUR), 1st Lien
3.500%, VAR Euribor+3.500%, 08/21/24	EUR	2,441	2,713
Nidda Healthcare Holding GmbH (fka Nidda Healthcare Holding AG), Facility C (GBP), 1st Lien
5.388%, VAR LIBOR+4.500%, 08/21/24		1,002	1,245
Obol France 3 SAS, Amended Facility B, 1st Lien
3.250%, VAR Euribor+3.250%, 04/11/23	EUR	1,500	1,701
Owens & Minor Distribution, Term Loan B
6.849%, 05/02/25(E)		983	752
PharMerica Corp, Second Lien
10.205%, VAR LIBOR+7.750%, 09/26/25		145	137
PharMerica Corp, Term Loan B
5.955%, VAR LIBOR+3.500%, 09/26/24		179	170
Prophylaxis Holdco B.V., Facility B
4.000%, VAR Euribor+4.000%, 05/23/25	EUR	1,000	1,106

CITY NATIONAL ROCHDALE FUNDS | PAGE 40

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)

Quintiles IMS Incorporated (IQVIA), Term Loan B-1
4.803%, VAR LIBOR+2.000%, 03/07/24		$175	$170
Quintiles IMS Incorporated (IQVIA), Term Loan B-2
4.522%, VAR LIBOR+2.000%, 07/15/21		628	608
Quintiles IMS Incorporated (IQVIA), Term Loan B-3
4.136%, VAR LIBOR+1.750%, 12/07/23		1,463	1,409
Royalty Pharma (aka RPI), Term A-4 Loan
4.022%, VAR LIBOR+1.500%, 05/04/22		203	198
Royalty Pharma (aka RPI), Term Loan B-6
4.522%, VAR LIBOR+2.000%, 03/27/23		4,118	3,974
Sante Cie, Facility B
4.000%, VAR Euribor+4.000%, 10/16/25	EUR	1,000	1,140
Sebia S.A., 1st Lien
8.500%, VAR LIBOR+0.078%, 09/22/25	EUR	1,000	1,123
Sivantos/Widex, Incremental Term Loan
0.000%, 07/24/25(F)		500	572
Sivantos/Widex, Term Loan B, 1st Lien
0.000%, 07/24/25(F)		2,500	2,856
Sound Inpatient Physicians, Second Lien
9.272%, VAR LIBOR+6.750%, 06/19/26(F)		75	72

Description	Face Amount (000)(1)	Value (000)

Sound Inpatient Physicians, Term Loan B
5.272%, VAR LIBOR+2.750%, 06/19/25	$289	$276
Surgery Center Holdings, Inc., Term Loan B
5.780%, VAR LIBOR+3.250%, 09/02/24	756	718
Syneos Health Inc, Term Loan A (2018)
4.022%, VAR LIBOR+1.500%, 08/01/22	1,053	1,021
Syneos Health Inc, Term Loan B (2018)
4.522%, VAR LIBOR+2.000%, 08/01/24	941	906
Team Health, Term Loan
5.272%, VAR LIBOR+2.750%, 02/06/24	1,299	1,158
Universal Health Services, Inc., Term Loan B
4.272%, VAR LIBOR+1.750%, 10/24/25	355	349
US Renal Care, First Lien Term Loan
0.000%, VAR LIBOR+4.250%, 12/30/22(F)	603	573
Valeant Pharmaceuticals International, First Incremental Term Loans
5.129%, VAR LIBOR+2.750%, 11/14/25	272	257
Valeant Pharmaceuticals International, Term Loan
5.379%, VAR LIBOR+3.000%, 11/08/23	1,576	1,502

CITY NATIONAL ROCHDALE FUNDS | PAGE 41

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)

Zotec Parters, Term Loan B
7.510%, VAR LIBOR+5.000%, 02/09/25		$763	$732

Total Healthcare			70,297

Holding Company [0.1%]
AI Alpine AT BidCo GmbH, Facility B (EUR)
3.500%, VAR Euribor+3.500%, 10/03/25	EUR	1,500	1,686

Housing [0.6%]
ABC Supply Company, Term B-2 Loan
4.522%, VAR LIBOR+2.000%, 10/31/23		1,161	1,102
Canam Construction, Term Loan B
7.506%, VAR LIBOR+5.000%, 11/21/24		1,101	1,074
Capital Automotive LP, Second Lien (2017)
8.522%, VAR LIBOR+6.000%, 03/21/25		4,961	4,884
Capital Automotive LP, Term Loan B (2017)
5.030%, VAR LIBOR+2.500%, 03/21/24		2,294	2,198
DTZ US Borrower LLC, Term Loan B (2018)
5.772%, VAR LIBOR+3.250%, 08/15/25		1,925	1,839
Forest City Enterprises, L.P., Initial Term Loan
6.383%, VAR LIBOR+4.000%, 10/06/22		465	453

Description		Face Amount (000)(1)	Value (000)

GGP (Brookfield Residential Property), Term Loan B
5.022%, VAR LIBOR+2.500%, 08/27/25(F)		$4,055	$3,813
Installed Building Products, Term Loan B (2018)
5.022%, VAR LIBOR+2.500%, 12/31/22		672	642
Realogy Corporation, Term Loan A
4.705%, VAR LIBOR+2.250%, 02/08/23		736	706
Summit Materials LLC, Term Loan B (2017)
4.522%, VAR LIBOR+2.000%, 11/21/24		2,480	2,373

Total Housing			19,084

Industrial Equipment [0.0%]
Sodelho S.A., Facility B3
5.250%, VAR LIBOR+4.250%, 09/25/21	GBP	337	429

Information Technology [1.5%]
Applied Systems Inc., Term Loan
5.522%, VAR LIBOR+3.000%, 11/07/23		467	444
Arris Group, Inc., Term Loan B-3
4.772%, VAR LIBOR+2.250%, 11/18/24		557	551
Autodata, Inc., Term Loan
5.772%, VAR LIBOR+3.250%, 12/12/24		471	450

CITY NATIONAL ROCHDALE FUNDS | PAGE 42

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)

Avaya Inc., Tranche B Term Loan
6.705%, VAR LIBOR+4.250%, 12/15/24	$2,704	$2,606
Barracuda Networks, Inc., Second Lien
9.720%, VAR LIBOR+7.250%, 08/25/22	80	75
Barracuda Networks, Inc., Term Loan
5.720%, VAR LIBOR+3.250%, 08/25/22	393	373
Blackboard Inc, Term Loan B-4
7.445%, VAR LIBOR+5.000%, 03/15/23	229	212
Bomgar (Brave Parent), Term Loan B
6.522%, VAR LIBOR+4.000%, 09/01/21	329	317
Ciena Corporations, Term Loan B (2018)
4.470%, VAR LIBOR+2.000%, 02/28/24	355	340
Dell International L.L.C. (EMC Corporation), Replacement Term A-2 Loan
4.280%, VAR LIBOR+1.750%, 05/29/25	1,845	1,789
Dell, New Term Loan B
4.530%, VAR LIBOR+2.000%, 09/07/23	4,622	4,433
Digicert, Second Lien
10.522%, VAR LIBOR+8.000%, 09/19/25	292	282

Description	Face Amount (000)(1)	Value (000)

Digicert, Term Loan B-2
6.522%, VAR LIBOR+4.000%, 09/20/24	$623	$608
Dynatrace Intermediate, Term Loan B
5.772%, VAR LIBOR+3.250%, 08/08/25	605	585
ECI Software Solutions, Term Loan B
7.063%, VAR LIBOR+4.250%, 08/26/21	157	154
EIG Investors Corp (Endurance), Term Loan B (2018)
6.441%, VAR LIBOR+3.750%, 02/09/23	1,071	1,035
Ensono, Term Loan B
7.772%, VAR LIBOR+5.250%, 09/15/23	443	434
Gartner Inc, Term Loan A
4.022%, VAR LIBOR+1.500%, 06/08/22	666	649
Gigamon, Term Loan B
7.053%, VAR LIBOR+4.250%, 12/19/24	634	621
Help/Systems, Term Loan B (2018)
6.272%, VAR LIBOR+3.750%, 03/22/25	408	391
Internap, Term Loan B
8.190%, VAR LIBOR+5.750%, 08/10/20	563	540
IPC Corp., Term B-1 Loans
7.030%, VAR LIBOR+4.500%, 12/12/23	36	31

CITY NATIONAL ROCHDALE FUNDS | PAGE 43

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)

Iron Mountain, Term Loan B
4.272%, VAR LIBOR+1.750%, 08/15/21	$759	$720
JDA Software Group, Inc (RP Crown), Term Loan B
5.272%, VAR LIBOR+2.750%, 09/21/23	279	269
KeyW Corporation, Term Loan B
6.887%, VAR LIBOR+4.500%, 05/03/24	209	206
Leidos (Abacus Innovations Corp), Term Loan B
4.313%, VAR LIBOR+1.750%, 03/31/17	507	499
Lionbridge Technologies, Term Loan B
8.022%, VAR LIBOR+5.500%, 06/30/21	443	439
Mavenir Systems, Term Loan B
8.390%, VAR LIBOR+6.000%, 05/08/25	816	809
MaxLinear, Term Loan B
4.955%, VAR LIBOR+2.500%, 08/21/24	253	240
McAfee, Term B USD Loans
6.272%, VAR LIBOR+3.750%, 09/30/24	1,338	1,298
Micro Focus, MA FinanceCo
5.022%, VAR LIBOR+2.500%, 06/21/24	211	196
Micro Focus, Seattle SpinCo
5.022%, VAR LIBOR+2.500%, 06/21/24	1,422	1,321

Description	Face Amount (000)(1)	Value (000)

Micro Focus, Term Loan B-2
4.772%, VAR LIBOR+2.250%, 07/06/22	$215	$204
Microchip Technology Incorporated, Initial Term Loan, 1st Lien
4.530%, VAR LIBOR+2.000%, 03/03/24	461	436
Misys (Almonde/Finastra), Second Lien
10.053%, VAR LIBOR+7.250%, 05/27/24	225	207
Misys (Almonde/Finastra), Term Loan B
6.303%, VAR LIBOR+3.500%, 05/15/22	902	838
Peak 10, Inc., Second Lien
9.791%, VAR LIBOR+7.250%, 07/24/25	180	160
Peak 10, Inc., Term Loan
6.313%, VAR LIBOR+3.500%, 08/01/24	988	895
Presidio, Inc., Term Loan B - new
5.146%, VAR LIBOR+2.750%, 02/02/24	762	731
Rackspace Hosting, Inc., Term Loan B
5.582%, VAR LIBOR+3.000%, 11/03/23	1,834	1,614
Salient CRGT Inc, Term Loan B
8.272%, VAR LIBOR+5.750%, 02/25/22	712	694

CITY NATIONAL ROCHDALE FUNDS | PAGE 44

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)

Sirius Computer Solutions (SCS), Term Loan B
6.772%, VAR LIBOR+4.250%, 10/30/22		$626	$616
SolarWinds, Term Loan B (2018)
5.272%, VAR LIBOR+2.750%, 03/07/24		919	882
Solera, LLC (Solera Finance, Inc.), Euro Term Loan
3.250%, VAR Euribor+3.250%, 02/28/23	EUR	1,950	2,201
Solera, Term Loan B
5.272%, VAR LIBOR+2.750%, 03/03/23		921	867
SS&C Technologies, Term Loan B-3
4.772%, VAR LIBOR+2.250%, 04/16/25		1,194	1,125
SS&C Technologies, Term Loan B-4
4.772%, VAR LIBOR+2.250%, 04/16/25		453	427
SS&C Technologies, Term Loan B-5
4.500%, VAR LIBOR+2.250%, 04/16/25		394	371
Superion (SuperMoose), Term Loan B
6.272%, VAR LIBOR+3.750%, 10/04/23		1,085	1,059
Symantec Corporation, Term A-2 Loan
4.063%, VAR LIBOR+1.500%, 08/01/19		248	245

Description	Face Amount (000)(1)	Value (000)

Symantec Corporation, Term A-5 Loan
4.260%, VAR LIBOR+1.750%, 08/01/21	$1,600	$1,577
Syncsort Incorporated (Starfish Holdco, LLC), 2018 Refinancing Term Loans
7.022%, VAR LIBOR+4.500%, 08/16/24	286	282
TierPoint, Term Loan B
6.095%, VAR LIBOR+3.750%, 04/26/24	529	493
TTM Technologies, Term Loan B (2017)
4.849%, VAR LIBOR+2.500%, 09/28/24	519	489
Vertiv (Cortes NP Acquisition), Term Loan B (2017)
6.707%, VAR LIBOR+4.000%, 11/30/23	1,289	1,166
Web.com Group, Term Loan B
6.170%, VAR LIBOR+3.750%, 09/17/25	250	240
Western Digital Corporation, Term Loan A-1
4.006%, VAR LIBOR+1.500%, 04/29/23	2,272	2,158
Western Digital Corporation, Term Loan B-4
4.256%, VAR LIBOR+1.750%, 04/29/23	708	674

Total Information Technology		43,568

CITY NATIONAL ROCHDALE FUNDS | PAGE 45

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)

Insurance [0.1%]
Alera Group Intermediate Holdings, Inc., Term B Loan, 1st Lien
7.022%, VAR LIBOR+4.500%, 07/25/25		$475	$468
NEP Group, Inc., Initial Euro Term Loan, 2nd Lien
3.500%, VAR Euribor+3.500%, 03/16/23	EUR	1,000	1,133

Total Insurance			1,601

Land Transportation [0.1%]
Savage Enterprises, Term Loan B
6.880%, VAR LIBOR+4.500%, 07/02/25		1,080	1,063
Transplace Holdings. Inc., Term Loan B
6.220%, VAR LIBOR+3.750%, 09/29/24		594	579

Total Land Transportation			1,642

Leisure [0.1%]
Silk Bidco AS, Facility B
3.750%, VAR Euribor+3.750%, 02/24/25	EUR	1,500	1,694

Leisure, Amusement, Motion Pictures, Entertainment [0.5%]
Car Trawler, Facility B, 1st Lien
4.500%, 04/30/21(E)	EUR	2,622	2,981
Dorna Sports, S.L., B2 Term Loan Facility
3.000%, VAR Euribor+2.750%, 04/12/24	EUR	1,801	2,032

Description		Face Amount (000)(1)	Value (000)

Financiere Verdi II S.A.S., Facility B1, 1st Lien
5.550%, VAR LIBOR+4.750%, 04/01/24	GBP	1,000	$1,265
Premier Lotteries Ireland Designated Activity Company, Facility B
3.500%, VAR Euribor+3.500%, 06/26/24	EUR	2,500	2,837
Richmond UK Holdco Limited, Facility B
4.987%, VAR LIBOR+4.250%, 03/04/24	GBP	1,928	2,230
Tipico, Term B Loan
3.500%, VAR Euribor+3.500%, 08/08/22	EUR	2,000	2,270

Total Leisure, Amusement, Motion Pictures, Entertainment			13,615

Lodgings and casinos [0.1%]
HNVR Holdco Limited, Facility B, 1st Lien
3.250%, VAR Euribor+3.250%, 05/31/23	EUR	1,985	2,239

Machinery [0.1%]
Clark Equipment Company, Repriced Term Loan, 1st Lien
4.803%, VAR LIBOR+2.000%, 10/25/23		618	587
Graftech International Ltd., Initial Term Loan, 1st Lien
6.022%, VAR LIBOR+3.500%, 02/12/25		2,726	2,576

Total Machinery			3,163

CITY NATIONAL ROCHDALE FUNDS | PAGE 46

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)

Machinery (Non-Agriculture, Non-Construction and Non-Electronic) [0.1%]
AS Adventure B.V. (fka Lion Adventure B.V.), Additional Facility (GBP)
6.047%, VAR LIBOR+5.250%, 08/15/21	GBP	1,000	$1,236
AS Adventure B.V. (fka Lion Adventure B.V.), Facility B, 1st Lien
5.000%, VAR Euribor+5.000%, 08/15/21	EUR	2,000	2,232

Total Machinery (Non-Agriculture, Non-Construction and Non-Electronic)			3,468

Manufacturing [0.3%]
Big River Steel LLC, Term Loan B
7.803%, VAR LIBOR+5.000%, 08/31/22		810	800
Brand Energy & Infrastructure, Term Loan B
6.759%, VAR LIBOR+4.250%, 10/31/22		775	734
CPM Holdings, Inc., Initial Term Loan
6.272%, VAR LIBOR+3.750%, 10/24/25		495	485
DRB-HICOM Berhad, 1st Lien
4.612%, 01/22/21		2,657	2,591
Dynacast International LLC, Term Loan B-1
5.772%, VAR LIBOR+3.250%, 01/28/22		684	648

Description	Face Amount (000)(1)	Value (000)

Excelitas Technologies, Second Lien
9.849%, VAR LIBOR+7.500%, 06/30/23	$115	$109
Excelitas Technologies, Term Loan B
6.303%, VAR LIBOR+3.500%, 06/30/23	223	215
Gates Global LLC, Term Loan B (11/17)
5.272%, VAR LIBOR+2.750%, 05/15/22	1,975	1,872
Lumileds (Bright Bidco), Term Loan B (2018)
6.303%, VAR LIBOR+3.500%, 03/12/21	1,250	1,044
Milacron Inc., Term Loan B (2017)
5.022%, VAR LIBOR+2.500%, 10/01/19	279	260
Ravago Holdings America, Inc., Term Loan B (2016)
5.280%, VAR LIBOR+2.750%, 06/30/23	344	335
Resideo Funding Inc., Tranche B Term Loan
4.490%, VAR LIBOR+2.000%, 10/03/25	215	207
Southwire Company, Term Loan B (2018)
4.455%, VAR LIBOR+2.000%, 05/15/25	294	288

CITY NATIONAL ROCHDALE FUNDS | PAGE 47

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)

TecoStar Holdings, Term Loan B
5.887%, VAR LIBOR+3.500%, 05/01/24	$677	$648

Total Manufacturing		10,236

Media [0.0%]
MCC Iowa LLC, Tranche M Term Loan, 1st Lien
4.420%, VAR LIBOR+2.000%, 04/11/23	309	296

Metals/Minerals [0.3%]
American Rock Salt Company, Term Loan B (2018)
6.272%, VAR LIBOR+3.750%, 07/30/20	407	394
AMG Advanced Metallurgical Group, Term Loan B
5.495%, VAR LIBOR+3.000%, 11/19/24	705	681
Atkore International, Inc., Term Loan (2016)
5.560%, VAR LIBOR+2.750%, 09/08/21	1,676	1,620
Consol Energy Inc., Term Loan B
8.530%, VAR LIBOR+6.000%, 10/31/22	649	654
Contura Energy Inc, Term Loan B
7.387%, VAR LIBOR+5.000%, 04/29/21	900	889

Description		Face Amount (000)(1)	Value (000)

Covia Holdings (Fairmount), Term Loan B
6.553%, VAR LIBOR+3.750%, 04/09/25		$1,119	$806
Global Brass and Copper, Inc., Term Loan B (2018)
5.063%, VAR LIBOR+2.500%, 05/23/25		362	349
TMS International, Term Loan B (2018)
5.095%, VAR LIBOR+2.750%, 08/14/24		412	387
US Silica, Term Loan B (2018)
6.563%, VAR LIBOR+4.000%, 04/25/25		1,742	1,517
Zekelman Industries (fka JMC Steel), Term Loan B
4.862%, VAR LIBOR+2.250%, 06/14/21		639	616

Total Metals/Minerals			7,913

Mining [0.1%]
Samarco Mineracao, 1st Lien
5.192%, 09/09/19		5,000	3,600

Mining, Steel, Iron and Nonprecious Metals [0.1%]
Diaverum Holding S.a.r.l. (fka Velox Bidco S.a.r.l.), Facility B
3.250%, VAR Euribor+3.250%, 04/16/20	EUR	1,500	1,668

CITY NATIONAL ROCHDALE FUNDS | PAGE 48

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)

Diaverum Holding S.a.r.l. (fka Velox Bidco S.a.r.l.), Second Lien Facility
8.000%, VAR Euribor+8.000%, 06/20/25	EUR	1,500	$1,686

Total Mining, Steel, Iron and Nonprecious Metals			3,354

Oil and Gas [0.1%]
Altice France S.A. (Ypso France SAS), EUR TLB-11 Term Loan
3.000%, VAR Euribor+3.000%, 03/31/20	EUR	2,463	2,649

Personal Services [0.0%]
Weight Watchers International Inc, Term Loan B-3
7.560%, VAR LIBOR+4.750%, 11/29/24		1,572	1,550

Publishing [0.1%]
Infinitas Learning Netherlands B.V. (Infinitas Learning Sweden AB), Facility B3, 1st Lien
3.750%, VAR Euribor+3.750%, 11/25/21	EUR	2,000	2,242
Springer Science, Term Loan
3.750%, 08/22/19		1,946	2,198

Total Publishing			4,440

Recreation Facilities & Services [0.0%]
Vacalians Group, Term Loan B, 1st Lien
4.000%, VAR Euribor+4.000%, 10/30/25	EUR	1,000	1,144

Description	Face Amount (000)(1)	Value (000)

Retail [0.4%]
Ascena Retail Group, Tranche B Term Loan
7.063%, VAR LIBOR+4.500%, 08/21/22	$566	$525
Bass Pro Group, Term Loan B
7.522%, VAR LIBOR+5.000%, 08/25/22	1,503	1,435
Belk Inc, Term Loan
7.365%, VAR LIBOR+4.750%, 03/31/25	867	698
CWGS Group, LLC, Term Loan B - 2023
5.129%, VAR LIBOR+2.750%, 04/11/24	1,085	977
Hudson's Bay Company, Term Loan B - 2022
5.756%, VAR LIBOR+3.250%, 08/12/22	1,560	1,511
J Crew Group Inc, Term Loan B - Consenting Lenders
5.742%, VAR LIBOR+3.220%, 01/15/19	257	202
JC Penney, Term Loan B
6.956%, VAR LIBOR+4.250%, 12/15/22	1,408	1,197
Neiman Marcus (fka Mariposa), New Term Loan
4.250%, VAR LIBOR+3.250%, 03/16/23	883	743
Petsmart (fka Argos Merger), Term B Loan
5.380%, VAR LIBOR+3.000%, 03/11/22	638	502

CITY NATIONAL ROCHDALE FUNDS | PAGE 49

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)

Toys R Us Property Company, Initial Term Loan
7.345%, VAR LIBOR+5.000%, 08/21/19(A)		$2,022	$1,749
Toys R Us-Delaware, Inc., Term Loan B-2
8.000%, 05/25/18(A) (E)		1,486	728
Toys R Us-Delaware, Inc., Term Loan B-3
7.750%, 05/25/18(A) (E)		86	42
Toys R Us-Delaware, Inc., Term Loan B4
12.250%, 04/24/20(A)		1,001	481

Total Retail			10,790

Retail Stores [0.0%]
Cool International Holding GmbH (fka BVEFDOMINTADIO Beteiligungsverwaltung GMBH), Facility B2
4.250%, VAR Euribor+4.250%, 03/05/21	EUR	958	1,088

Retailers (other than food/drug) [0.1%]
Orbiter International S.a.r.l., Facility B1, 1st Lien
0.000%, VAR Euribor+3.500%, 07/11/24(F)	EUR	1,000	1,137
Peer Holdings III B.V., Facility B
3.250%, VAR Euribor+3.250%, 03/07/25	EUR	1,000	1,118

Description		Face Amount (000)(1)	Value (000)

Vivarte, Term Loan, 1st Lien
4.000%, VAR PIK Interest+7.000%, 10/29/19	EUR	947	$744

Total Retailers (other than food/drug)			2,999

Retailing [0.0%]
Tacala, Second Lien
9.522%, VAR LIBOR+7.000%, 01/26/26		155	148
Tacala, Term Loan B
5.595%, VAR LIBOR+3.250%, 01/26/25		223	214

Total Retailing			362

Service [1.2%]
Adtalem Global Education, Term Loan B
5.522%, VAR LIBOR+3.000%, 04/09/25		502	492
Aecom Technology Corporation, Term Loan B
4.256%, VAR LIBOR+1.750%, 10/31/22		764	727
Altran Technologies S.A., Term Loan B
5.042%, VAR LIBOR+2.250%, 01/31/25		223	219
American Teleconferencing Services, Term Loan B
9.091%, VAR LIBOR+6.500%, 07/30/21		254	210
Ascend Learning LLC, Term Loan B
5.522%, VAR LIBOR+3.000%, 08/17/23		579	545

CITY NATIONAL ROCHDALE FUNDS | PAGE 50

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)

Convergint (Gopher Sub Inc), Second Lien
9.272%, VAR LIBOR+6.750%, 10/25/23		$75	$70
Convergint (Gopher Sub Inc), Term Loan B
5.522%, VAR LIBOR+3.000%, 06/07/23		442	418
CPA Global (Capri - Redtop), Term Loan
5.777%, VAR LIBOR+3.250%, 12/08/25		357	338
Evertec Group, LLC, Term Loan B (2018)
6.022%, VAR LIBOR+3.500%, 11/08/24	EUR	1,105	1,082
Exela, Term Loan B (2018)
9.295%, VAR LIBOR+6.500%, 06/30/23		615	606
First Data Corporation, 2022D New Dollar TL
4.504%, VAR LIBOR+2.000%, 02/10/22		4,606	4,416
First Data Corporation, 2023 Term Loan A
0.000%, VAR LIBOR+1.500%, 03/06/22(F)		1,000	920
First Data Corporation, 2024A New Dollar Term Loan
4.504%, VAR LIBOR+2.000%, 03/06/25		3,590	3,421
FleetCor Technologies, Inc, Term Loan B (2017)
4.522%, VAR LIBOR+2.000%, 07/31/24		711	691

Description	Face Amount (000)(1)	Value (000)

Frontdoor Inc, Term Loan B
5.063%, VAR LIBOR+2.500%, 03/01/22	$249	$239
GFL Environmental, Term Loan B (2018)
5.522%, VAR LIBOR+3.000%, 05/30/25	1,445	1,344
Global Payments Inc., Term B-4 Loan
4.272%, VAR LIBOR+1.750%, 03/28/25	355	338
iQor US Inc., Term Loan B
7.398%, VAR LIBOR+5.000%, 10/21/21	1,403	1,254
Lakeland Tours (Worldstrides), Term Loan B
6.788%, VAR LIBOR+4.000%, 03/01/24	476	463
Laureate Education Inc, Term Loan B (2017)
6.027%, VAR LIBOR+3.500%, 10/04/24	1,835	1,796
Monitronics International, Term Loan B-2
8.303%, VAR LIBOR+5.500%, 01/31/22	148	131
National Intergovernmental Purchasing Alliance, Second Lien
10.303%, VAR LIBOR+7.500%, 05/18/26	295	286
National Intergovernmental Purchasing Alliance, Term Loan B
6.553%, VAR LIBOR+3.750%, 12/12/22	498	483

CITY NATIONAL ROCHDALE FUNDS | PAGE 51

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)

Pearl Intermediate (PetVet), Second Lien
8.754%, VAR LIBOR+6.250%, 01/30/26	$40	$39
Pearl Intermediate (PetVet), Term Loan B
4.915%, 01/31/25(E)	1	1
PricewaterhouseCoopers (Guidehouse), Term Loan B
5.522%, VAR LIBOR+3.000%, 08/18/24	711	685
Prime Security Services, Term B-1 Loans
5.272%, VAR LIBOR+2.750%, 05/02/22	860	818
R1 RCM Inc., Term Loan B
7.772%, VAR LIBOR+5.250%, 05/02/25	393	387
Red Ventures, LLC, Term B-1 Loan
5.522%, VAR LIBOR+3.000%, 11/08/24	3,285	3,121
Sedgwick, Inc., Term B Loan
5.772%, 11/06/25(F)	2,315	2,206
Spin Holdco (Coinmach), Term Loan B-1
5.686%, VAR LIBOR+3.250%, 11/14/22	329	313
St. George's University Scholastic Services, Delay Draw
0.073%, VAR LIBOR+3.500%, 07/17/25	129	126

Description	Face Amount (000)(1)	Value (000)

St. George's University Scholastic Services, Term Loan B (2018)
6.030%, VAR LIBOR+3.500%, 07/17/25(F)	$413	$402
Sutherland Global Services, Initial Cayman Term Loan
8.178%, VAR LIBOR+5.375%, 04/23/21	341	320
Sutherland Global Services, Initial US Term Loan
8.178%, VAR LIBOR+5.375%, 04/23/21	1,466	1,375
Tempo Acquisition LLC, Initial Term Loan
5.522%, VAR LIBOR+3.000%, 05/01/24	1,787	1,706
TKC Holdings, Inc., Second Lien
10.530%, VAR LIBOR+8.000%, 02/01/24	190	186
TKC Holdings, Inc., Term Loan B
6.100%, VAR LIBOR+3.750%, 01/31/23	462	438
TransUnion LLC, Term Loan B-3
4.522%, VAR LIBOR+2.000%, 04/10/23	530	509
Tunnel Hill Partners, Term Loan B
0.000%, 10/01/25	445	437
Ultra Clean Holdings, Term Loan B
9.000%, 08/27/25	586	554
United Rental North America Inc, Term Loan B
4.272%, VAR LIBOR+1.750%, 10/03/25	569	555

CITY NATIONAL ROCHDALE FUNDS | PAGE 52

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)

Vantiv, Term B-4 Loan
4.190%, VAR LIBOR+1.750%, 08/09/24	$789	$755
Ventia (LS Deco LLC Leighton), Term Loan B
6.303%, VAR LIBOR+3.500%, 05/21/22	348	338
Vivint (APX Group), Term Loan B
7.495%, VAR LIBOR+5.000%, 01/31/23	359	349
Xerox Business Services (Conduent), Term Loan B
5.000%, VAR LIBOR+2.500%, 02/04/22	814	771

Total Service		36,880

Shipping [0.1%]
Commercial Barge Line Company, Term Loan B 2022
11.272%, VAR LIBOR+8.750%, 06/30/22	375	269
Harvey Gulf Int'l Marine, Exit Term Loan
1.008%, VAR LIBOR+6.000%, 07/02/23	624	619
Hornblower, Term Loan B
7.303%, VAR LIBOR+4.500%, 03/28/25	243	233
International Seaways, Term Loan B
8.530%, VAR LIBOR+6.000%, 10/07/21	59	58

Description		Face Amount (000)(1)	Value (000)

Navios Maritime Midstream Partners LP, Term Loan
7.300%, VAR LIBOR+4.500%, 06/15/20		$557	$537
Navios Maritime Partners LP, Term Loan B (2017)
7.780%, VAR LIBOR+5.000%, 09/04/20		1,128	1,115
PS Logistics LLC, Term Loan
7.277%, VAR LIBOR+4.750%, 03/06/25		155	150
Worldwide Express, Term Loan
5.530%, VAR LIBOR+4.000%, 02/02/24		284	277

Total Shipping			3,258

Sovereign [0.0%]
Arab Republic of Egypt, 1st Lien
1.884%, 01/04/21(G)	CHF	1,380	1,335

Technology Services [0.1%]
Verisure Holdings, Term Loan B
3.500%, VAR Euribor+3.500%, 10/21/22	EUR	1,500	1,696

Telecommunications [1.0%]
Cable & Wireless Communications PLC (Sable), Term Loan B-4
5.772%, VAR LIBOR+3.250%, 11/01/25		3,415	3,286
CenturyLink Inc, Term Loan B
5.272%, VAR LIBOR+2.750%, 01/31/25		7,205	6,708

CITY NATIONAL ROCHDALE FUNDS | PAGE 53

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)

Colorado Buyer (Cyxtera), Second Lien
9.630%, VAR LIBOR+7.250%, 05/01/25	$295	$270
Colorado Buyer (Cyxtera), Term Loan B
5.380%, VAR LIBOR+3.000%, 11/19/21	115	110
ConvergeOne Holdings Corp, Term Loan B (2018)
6.272%, VAR LIBOR+3.750%, 05/24/22	488	483
European Crops Products 2 S.a.r.l., Facility B2, 1st Lien
4.750%, VAR Euribor+4.750%, 10/31/23	2,500	2,839
Hargray Communications Group, Inc., Term Loan B
5.522%, VAR LIBOR+3.000%, 04/05/21	379	365
Level 3 Communications, Term Loan B (2017)
4.754%, VAR LIBOR+2.250%, 02/22/24	6,786	6,429
Neustar, Second Lien
10.522%, VAR LIBOR+8.000%, 09/09/21	295	288
Neustar, Term Loan B-3
5.022%, VAR LIBOR+2.500%, 06/14/21	447	442
Neustar, Term Loan B-4
6.022%, VAR LIBOR+3.500%, 04/15/25	718	688

Description		Face Amount (000)(1)	Value (000)

Numericable U.S. LLC (SFR), Term Loan B-11
5.272%, VAR LIBOR+2.750%, 07/31/25		$2,719	$2,482
Numericable U.S. LLC (SFR), Term Loan B-12
6.143%, VAR LIBOR+3.688%, 01/31/26		2,674	2,476
Numericable U.S. LLC (SFR), Term Loan B-13
6.455%, VAR LIBOR+4.000%, 03/31/20		1,990	1,876
West Corp, Term Loan B
6.527%, VAR LIBOR+4.000%, 10/10/24		1,193	1,092
West Corp, Term Loan B-1
5.845%, VAR LIBOR+3.500%, 10/10/24		522	476
Zacapa (Ufinet), Term Loan B
7.803%, VAR LIBOR+5.000%, 06/27/25(F)		379	373
Zayo Group LLC, Term Loan B-2 (Refi)
4.772%, VAR LIBOR+2.250%, 01/19/24		785	750

Total Telecommunications			31,433

Telecommunications Hybrid [0.2%]
Eircom Finco S.a.r.l., Facility B, 2nd Lien
3.250%, VAR Euribor+3.250%, 03/08/24	EUR	2,500	2,827

CITY NATIONAL ROCHDALE FUNDS | PAGE 54

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)

GTT Communications B.V., Closing Date EMEA Term Loan
3.250%, VAR Euribor+3.250%, 04/25/25	EUR	1,990	$2,197
Odyssey Investissement SAS, Facility B, 1st Lien
3.750%, VAR Euribor+3.750%, 04/28/25	EUR	1,000	1,135

Total Telecommunications Hybrid			6,159

Textiles and Leather [0.1%]
Colouroz Investment 1 GMBH, Initial Term C Loan, 1st Lien
5.487%, VAR LIBOR+3.000%, 04/30/21		409	364
Colouroz Investment 2, LLC, Initial Term B-2 Loan, 1st Lien
5.487%, VAR LIBOR+3.000%, 09/03/21		2,471	2,199

Total Textiles and Leather			2,563

Transportation [0.3%]
American Axle & Manufacturing Inc., Term Loan B
4.760%, VAR LIBOR+2.250%, 11/01/23		1,728	1,631
Caliber Collision (CH Hold), Term Loan B
5.522%, VAR LIBOR+3.000%, 02/01/24		659	651
Daseke, Term Loan
7.522%, VAR LIBOR+5.000%, 04/28/23		1,018	990

Description	Face Amount (000)(1)	Value (000)

DexKo Global, Inc., Replacement U.S. Dollar Term B Loans
6.022%, VAR LIBOR+3.500%, 04/17/23	$447	$431
K&N Parent, Second Lien
11.272%, VAR LIBOR+8.750%, 10/19/24	79	75
Superior Industries, Closing Date Term Loan
6.522%, VAR LIBOR+4.000%, 05/22/24	802	758
Tenneco Inc, Term Loan B
5.272%, VAR LIBOR+2.750%, 10/01/25	1,820	1,705
Tower Auto Holdings, Term Loan B (2024)
5.188%, VAR LIBOR+2.750%, 03/01/24	911	865
Wabash National Corporation, Term Loan B (2017)
4.720%, VAR LIBOR+2.250%, 03/18/22	1,323	1,302

Total Transportation		8,408

Utilities [0.1%]
CD&R Firefly Bidco Limited, Facility B1, 1st Lien
4.500%, VAR LIBOR+4.500%, 05/10/25	2,000	2,498

CITY NATIONAL ROCHDALE FUNDS | PAGE 55

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)

LGC Science Holdings Limited (fka Figaro Bidco Limited), Facility B4, 1st Lien
3.250%, VAR Euribor+3.250%, 06/28/23	EUR	1,285	$1,447

Total Utilities			3,945

Utility [0.7%]
AES Corp, Term Loan B (2018)
4.456%, VAR LIBOR+1.750%, 10/01/24		1,105	1,078
Atlantic Power, Term Loan
5.272%, VAR LIBOR+2.750%, 07/03/23		273	265
Bronco Midstream Funding, LLC, Term Loan B
6.010%, VAR LIBOR+3.500%, 10/09/24		492	476
Calpine, Construction Term Loan B (2017)
5.022%, VAR LIBOR+2.500%, 10/03/21		693	654
Calpine, Term Loan B-5
5.310%, VAR LIBOR+2.500%, 09/07/23		993	942
Calpine, Term Loan B-6
5.310%, VAR LIBOR+2.500%, 09/07/23		369	351
Calpine, Term Loan B-7
5.310%, VAR LIBOR+2.500%, 09/07/23		468	444

Description	Face Amount (000)(1)	Value (000)

Eastern Power, LLC (TPF II), Term Loan
6.272%, VAR LIBOR+3.750%, 10/02/23	$1,007	$983
Longview Power, Term Loan B
8.530%, VAR LIBOR+6.000%, 09/12/23	2,043	1,715
MRP Generation Holdings, LLC (TPF), Term Loan B (2016)
9.386%, VAR LIBOR+7.000%, 09/21/20	1,360	1,299
NRG Energy Inc, Term Loan B
4.136%, VAR LIBOR+1.750%, 06/30/23	2,049	1,966
Power Buyer, LLC, Term Loan B (2018)
6.063%, VAR LIBOR+3.250%, 03/06/25	724	699
Summit Midstream Partners, Term Loan B
8.522%, VAR LIBOR+6.000%, 05/13/22	1,549	1,515
Talen Energy Supply, Term Loan B-1
6.522%, VAR LIBOR+4.000%, 07/06/23	536	527
Talen Energy Supply, Term Loan B-2
6.522%, VAR LIBOR+4.000%, 04/07/24	2,519	2,480
Vistra Operations Company LLC, 2016 Term Loan B-2
4.772%, VAR LIBOR+2.250%, 12/14/23	603	578

CITY NATIONAL ROCHDALE FUNDS | PAGE 56

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)

Vistra Operations Company LLC, Term Loan
4.522%, VAR LIBOR+2.000%, 08/04/23	$2,173	$2,090
Vistra Operations Company LLC, Term Loan B-3
4.455%, VAR LIBOR+2.000%, 12/31/25	2,512	2,412
Westinghouse (Brookfield), Term Loan B
6.272%, VAR LIBOR+3.750%, 07/31/25	1,895	1,832

Total Utility		22,306

Wireless Communications [0.1%]
Sprint Communications, Incremental Term Loan B (new)
5.563%, VAR LIBOR+3.000%, 02/02/24	220	212
Sprint Communications, Term Loan B - old
5.063%, VAR LIBOR+2.500%, 02/02/24	1,941	1,843

Total Wireless Communications		2,055

Total Loan Participations
(Cost $791,193)		758,615

Sovereign Debt [12.0%]
Angolan Government International Bond
9.375%, 05/08/48	1,730	1,618

Description		Face Amount (000)(1)	Value (000)

Argentina Bonar Bonds
50.950%, VAR 30-35d Argentina BADLAR Private Banks+2.500%, 03/11/19	ARS	2,100	$57
50.225%, VAR 30-35d Argentina BADLAR Private Banks+2.000%, 04/03/22	ARS	41,383	1,028
48.797%, VAR 30-35d Argentina BADLAR Private Banks+3.250%, 03/01/20	ARS	2,000	51
Argentina Paris Club
2.910%, 05/30/21	CHF	4,140	3,938
Argentina POM Politica Monetaria
59.257%, VAR Argentina Central Bank 7 Day Repo Rate+0.000%, 06/21/20	ARS	52,996	1,497
Argentine Republic Government International Bond
10.250%, 12/31/49(A)	EUR	12	16
10.000%, 12/31/49(A)	EUR	1,269	1,594
9.500%, 12/31/49(A)	EUR	27	34
9.000%, 12/31/49(A)	EUR	147	154
8.750%, 12/31/49(A)	EUR	30	31
8.500%, 12/31/49(A)	EUR	664	747
8.125%, 12/31/49(A)	EUR	204	229
8.000%, 12/31/49(A)	EUR	2,512	2,119
7.625%, 04/22/46		300	217
7.625%, 12/31/49(A)	EUR	13	13
7.500%, 04/22/26		5,150	4,126
7.500%, 12/31/49(A)	EUR	52	39
7.125%, 12/31/49(A)	EUR	97	99
7.000%, 12/31/49(A)	EUR	141	161
6.875%, 01/26/27		16,365	12,478
5.870%, 03/31/23(A)	EUR	28	38
0.000%, 12/15/35		55,000	2,261
0.000%, 12/31/49(A)	EUR	95	79

CITY NATIONAL ROCHDALE FUNDS | PAGE 57

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)

Bonos de la Tesoreria de la Republica en pesos
5.000%, 03/01/35	CLP	4,450,000	$6,816
4.500%, 03/01/21	CLP	1,940,000	2,896
Brazil Letras do Tesouro Nacional
10.899%, 01/01/22(C)	BRL	6,960	1,422
9.892%, 07/01/21(C)	BRL	41,492	8,884
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/23	BRL	50,006	13,516
10.000%, 01/01/25	BRL	26,554	7,146
10.000%, 01/01/27	BRL	49,444	13,336
10.000%, 01/01/29	BRL	5,717	1,553
Colombian TES
11.000%, 07/24/20	COP	1,574,000	526
7.750%, 09/18/30	COP	2,330,000	761
7.000%, 09/11/19	COP	5,900,000	1,844
7.000%, 05/04/22	COP	22,036,200	7,055
7.000%, 06/30/32	COP	4,530,000	1,376
Egyptian Paris Club
5.205%, 01/01/21(G)		6	4
Export Credit Bank of Turkey
5.875%, 04/24/19		800	797
Hungary Government Bond
5.500%, 06/24/25	HUF	650,500	2,721
3.000%, 06/26/24	HUF	595,170	2,205
1.750%, 10/26/22	HUF	134,640	480

Description		Face Amount (000)(1)	Value (000)

Indonesia Treasury Bond
11.500%, 09/15/19	IDR	5,902,000	$421
11.000%, 11/15/20	IDR	2,854,000	211
10.500%, 08/15/30	IDR	6,724,000	544
9.000%, 03/15/29	IDR	42,821,000	3,134
8.750%, 05/15/31	IDR	20,214,000	1,464
8.375%, 03/15/24	IDR	42,281,000	2,987
8.375%, 09/15/26	IDR	29,742,000	2,103
8.375%, 03/15/34	IDR	46,836,000	3,280
8.250%, 07/15/21	IDR	39,969,000	2,818
8.250%, 05/15/29	IDR	31,065,000	2,208
8.250%, 05/15/36	IDR	22,489,000	1,550
7.500%, 08/15/32	IDR	33,222,000	2,169
7.500%, 05/15/38	IDR	23,662,000	1,514
7.000%, 05/15/22	IDR	3,674,000	248
7.000%, 05/15/27	IDR	21,300,000	1,386
6.625%, 05/15/33	IDR	23,694,000	1,435
6.125%, 05/15/28	IDR	59,363,000	3,633
5.625%, 05/15/23	IDR	24,689,000	1,575
Kenya Government International Bond
8.250%, 02/28/48		10,000	8,500
5.875%, 06/24/19		10,188	10,195

CITY NATIONAL ROCHDALE FUNDS | PAGE 58

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)

Malaysia Government Bond
4.642%, 11/07/33	MYR	3,058	$753
4.498%, 04/15/30	MYR	3,019	737
4.378%, 11/29/19	MYR	1,861	454
4.232%, 06/30/31	MYR	1,517	360
4.181%, 07/15/24	MYR	7,293	1,785
3.955%, 09/15/25	MYR	5,198	1,252
3.899%, 11/16/27	MYR	2,988	707
3.882%, 03/10/22	MYR	10,475	2,549
3.844%, 04/15/33	MYR	1,042	236
3.795%, 09/30/22	MYR	2,720	659
3.757%, 04/20/23	MYR	1,645	397
3.620%, 11/30/21	MYR	1,200	290
3.418%, 08/15/22	MYR	7,537	1,803
Mexican Bonos
10.000%, 12/05/24	MXN	235,880	12,749
8.000%, 12/07/23	MXN	34,480	1,712
6.500%, 06/10/21	MXN	250,770	12,180
6.500%, 06/09/22	MXN	263,140	12,566
Nigeria Government International Bond
9.248%, 01/21/49		1,800	1,746
8.747%, 01/21/31		6,700	6,511
7.696%, 02/23/38		1,000	872
7.625%, 11/21/25		1,000	964
Pakistan Government International Bond
7.250%, 04/15/19		10,295	10,271
Peru Government Bond
6.150%, 08/12/32(B)	PEN	3,261	982
5.940%, 02/12/29(B)	PEN	4,288	1,289
Peruvian Government International Bond
6.950%, 08/12/31	PEN	5,311	1,712
6.900%, 08/12/37	PEN	10,201	3,241
Philippine Government International Bond
6.250%, 01/14/36	PHP	10,000	186
4.950%, 01/15/21	PHP	5,000	94
3.900%, 11/26/22	PHP	20,000	354
Province of Salta Argentina
9.500%, 03/16/22		1,030	1,009

Description		Face Amount (000)(1)	Value (000)

Provincia de Buenos Aires
53.677%, VAR 30-35d Argentina BADLAR Private Banks+3.750%, 04/12/25(B)	ARS	23,785	$619
5.750%, 06/15/19		8,942	8,942
4.000%, 05/01/20	EUR	292	312
Republic of Poland Government Bond
3.250%, 07/25/25	PLN	9,592	2,681
2.750%, 08/25/23	PLN	358	128
2.500%, 07/25/26	PLN	11,303	2,988
Republic of South Africa Government Bond
10.500%, 12/21/26	ZAR	118,399	8,952
9.000%, 01/31/40	ZAR	28,484	1,818
8.750%, 01/31/44	ZAR	42,689	2,639
8.750%, 02/28/48	ZAR	49,403	3,057
8.500%, 01/31/37	ZAR	26,933	1,663
8.250%, 03/31/32	ZAR	19,908	1,239
8.000%, 01/31/30	ZAR	70,582	4,437
7.750%, 02/28/23	ZAR	54,367	3,732
7.000%, 02/28/31	ZAR	81,497	4,653
6.500%, 02/28/41	ZAR	22,753	1,103
Romania Government Bond
5.800%, 07/26/27	RON	2,520	669
Russian Federal Bond - OFZ
8.500%, 09/17/31	RUB	221,743	3,171
7.750%, 09/16/26	RUB	241,056	3,320
7.700%, 03/23/33	RUB	97,561	1,305
7.600%, 04/14/21	RUB	37,347	534
7.500%, 08/18/21	RUB	279,813	3,977
7.400%, 12/07/22	RUB	114,507	1,605
7.100%, 10/16/24	RUB	83,265	1,129
7.050%, 01/19/28	RUB	51,623	674
7.000%, 08/16/23	RUB	85,467	1,168
6.500%, 02/28/24	RUB	66,975	888
Seychelles International Bond
8.000%, 01/01/26		2,250	2,266
Sri Lanka Government International Bond
6.000%, 01/14/19		5,870	5,841

CITY NATIONAL ROCHDALE FUNDS | PAGE 59

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)

Thailand Government Bond
4.875%, 06/22/29	THB	10,826	$400
3.875%, 06/13/19	THB	1,012	31
3.850%, 12/12/25	THB	18,492	621
3.775%, 06/25/32	THB	92,181	3,116
3.650%, 06/20/31	THB	19,654	659
3.625%, 06/16/23	THB	51,850	1,693
3.400%, 06/17/36	THB	49,931	1,609
2.875%, 12/17/28	THB	96,255	3,050
2.875%, 06/17/46	THB	16,155	461
2.400%, 12/17/23	THB	35,320	1,096
2.125%, 12/17/26	THB	39,037	1,171
2.000%, 12/17/22	THB	110,174	3,371
1.250%, 03/12/28	THB	19,487	555
1.200%, 07/14/21	THB	6,700	223
Turkey Government Bond
11.000%, 03/02/22	TRY	5,460	864
11.000%, 02/24/27	TRY	5,614	819
10.700%, 02/17/21	TRY	2,929	478
10.700%, 08/17/22	TRY	6,750	1,038
10.500%, 08/11/27	TRY	1,666	234
10.400%, 03/20/24	TRY	1,295	190
9.500%, 01/12/22	TRY	3,241	492
8.800%, 09/27/23	TRY	5,017	696
8.500%, 09/14/22	TRY	3,915	571
8.000%, 03/12/25	TRY	3,790	491
7.100%, 03/08/23	TRY	12,590	1,665
3.000%, 02/23/22	TRY	2,857	1,040
Ukraine Government International Bond
7.750%, 09/01/19		12,147	12,009
0.000%, 05/31/40(E)		12,143	6,982
Uruguay Government International Bond
9.875%, 06/20/22	UYU	15,468	471
8.500%, 03/15/28	UYU	8,264	217
Yapi ve Kredi Bankasi, MTN
5.750%, 02/24/22		2,610	2,456

Total Sovereign Debt
(Cost $396,404)			362,036

Description		Face Amount (000)(1)	Value (000)

Mortgage-Backed Securities [6.5%]
Adagio IV CLO, Ser 2015-X, Cl F
6.650%, VAR Euribor 3 Month+6.650%, 10/15/29	EUR	1,000	$1,047
AIG CLO, Ser 2019-1A, Cl D
6.783%, VAR ICE LIBOR USD 3 Month+3.960%, 01/20/32(B)		750	743
Arch Street CLO, Ser 2018-2A, Cl ER
8.769%, VAR ICE LIBOR USD 3 Month+6.300%, 10/20/28(B)		1,000	928
Armada Euro CLO II DAC, Ser 2018-2X, Cl E
4.820%, VAR Euribor 3 Month+4.820%, 11/15/31	EUR	1,500	1,532
Armada Euro CLO II DAC, Ser 2018-2X, Cl F
6.450%, VAR Euribor 3 Month+6.450%, 11/15/31	EUR	1,000	983
Avoca CLO XVIII DAC, Ser 2018-18X, Cl C
1.750%, VAR Euribor 3 Month+1.750%, 04/15/31	EUR	5,000	5,387
BABSN, Ser 2015-IA, Cl A
7.969%, 01/20/31		4,000	3,555
Black Diamond CLO, Ser 2017-1A, Cl C
6.437%, VAR ICE LIBOR USD 3 Month+3.950%, 04/24/29(B)		5,000	4,854
Black Diamond CLO DAC, Ser 2015-1X, Cl F
6.500%, VAR Euribor 3 Month+6.500%, 10/03/29	EUR	1,220	1,268

CITY NATIONAL ROCHDALE FUNDS | PAGE 60

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)

Black Diamond CLO DAC, Ser 2018-1A, Cl BR
4.315%, VAR ICE LIBOR USD 3 Month+1.980%, 04/26/31(B)		$4,000	$3,717
Black Diamond CLO DAC, Ser 2018-1X, Cl DR
2.650%, VAR Euribor 3 Month+2.650%, 10/03/29	EUR	5,000	5,418
Blackrock European CLO, Ser 2018-1X, Cl ER
4.420%, 03/15/31	EUR	3,000	3,149
Blackrock European CLO, Ser 2018-1X, Cl FR
6.600%, 03/15/31	EUR	1,750	1,795
Carlyle Global Market Strategies Euro CLO DAC, Ser 2018-1X, Cl B1
1.750%, VAR Euribor 3 Month+1.750%, 05/17/31	EUR	4,500	4,878
CarVal CLO, Ser 2018-1A, Cl D
5.326%, VAR ICE LIBOR USD 3 Month+2.890%, 07/16/31(B)		5,000	4,584
Cifc Funding, Ser 2018-4RA, Cl D
8.162%, VAR ICE LIBOR USD 3 Month+5.700%, 10/17/30(B)		2,200	2,002
Colombia Cent CLO 27, Ser 2018-27A, Cl B
4.790%, VAR ICE LIBOR USD 3 Month+2.300%, 10/25/28(B)		3,000	2,920
Colombia Cent CLO 27, Ser 2018-27A, Cl C
5.790%, VAR ICE LIBOR USD 3 Month+3.300%, 10/25/28(B)		3,000	2,864

Description		Face Amount (000)(1)	Value (000)

Colombia Cent CLO 27, Ser 2018-27A, Cl D
8.599%, VAR ICE LIBOR USD 3 Month+6.100%, 10/25/28(B)		$1,950	$1,799
Crestline Denali CLO XVI, Ser 2018-1A, Cl C
4.319%, VAR ICE LIBOR USD 3 Month+1.850%, 01/20/30(B)		4,500	4,224
CRNPT, Ser 2018-4A, Cl C
4.369%, 04/20/31		2,750	2,586
CRNPT, Ser 2018-4A, Cl D
5.219%, 04/20/31		3,000	2,724
Euro-Galaxy VI CLO DAC, Ser 2018-6X, Cl C
1.550%, VAR Euribor 3 Month+1.550%, 04/11/31	EUR	3,750	4,060
Greywolf CLO III, Ser 2018-3RA, Cl B
4.719%, VAR ICE LIBOR USD 3 Month+2.250%, 10/22/28(B)		3,000	2,909
Greywolf CLO III, Ser 2018-3RA, Cl C
5.619%, VAR ICE LIBOR USD 3 Month+3.150%, 10/22/28(B)		3,000	2,899
Greywolf CLO V, Ser 2018-1A, Cl BR
4.490%, VAR ICE LIBOR USD 3 Month+2.000%, 01/27/31(B)		4,000	3,791
Grosvenor Place CLO BV, Ser 2018-1X, Cl DRR
5.400%, VAR Euribor 3 Month+5.400%, 10/30/29	EUR	3,800	4,082
Harvest CLO VIII DAC, Ser 2018-8X, Cl CRR
1.650%, VAR Euribor 3 Month+1.650%, 01/15/31	EUR	2,450	2,629

CITY NATIONAL ROCHDALE FUNDS | PAGE 61

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)

Harvest CLO XIV DAC, Ser 2015-14X, Cl F
6.300%, VAR Euribor 3 Month+6.300%, 11/18/29	EUR	3,250	$3,399
Harvest CLO XIX DAC, Ser 2018-19X, Cl C
1.700%, VAR Euribor 3 Month+1.700%, 04/14/31	EUR	5,500	5,902
Man GLG Euro CLO II DAC, Ser 2016-2X, Cl F
8.750%, VAR Euribor 3 Month+8.750%, 01/15/30	EUR	2,000	2,275
Man GLG Euro CLO IV DAC, Ser 2018-4X, Cl C
1.600%, VAR Euribor 3 Month+1.600%, 05/15/31	EUR	3,900	4,235
Man GLG Euro CLO V DAC, Ser 2018-5X, Cl D1
3.550%, VAR Euribor 3 Month+3.550%, 12/15/31	EUR	2,500	2,781
Marble Point CLO XII, Ser 2018-1A, Cl D
5.070%, VAR ICE LIBOR USD 3 Month+3.000%, 07/16/31(B)		5,000	4,612
Mountain View CLO, Ser 2018-9A, Cl CR
5.556%, VAR ICE LIBOR USD 3 Month+3.120%, 07/15/31(B)		2,500	2,280
Mountain View CLO, Ser 2018-9A, Cl DR
8.516%, VAR ICE LIBOR USD 3 Month+6.080%, 07/15/31(B)		2,300	1,969
Mountain View CLO XIV
0.000%, 07/15/31		25,000	26,939

Description		Face Amount (000)(1)	Value (000)

Oak Hill European Credit Partners IV Designated Activity, Ser 2018-4X, Cl DR
2.500%, VAR Euribor 3 Month+2.500%, 01/20/32	EUR	3,000	$3,258
OAK Hill European Credit Partners V Designated Activity, Ser 2017-5X, Cl F
7.300%, VAR Euribor 3 Month+7.300%, 02/21/30	EUR	1,100	1,170
Octagon Investment Partners XXIII, Ser 2018-1A, Cl CR
4.286%, VAR ICE LIBOR USD 3 Month+1.850%, 07/15/27(B)		3,000	2,949
OZLM XXII, Ser 2018-22A, Cl B
4.249%, VAR ICE LIBOR USD 3 Month+1.800%, 01/17/31(B)		3,500	3,275
OZLM XXII, Ser 2018-22A, Cl D
7.749%, VAR ICE LIBOR USD 3 Month+5.300%, 01/17/31(B)		1,800	1,522
OZLME IV DAC, Ser 2018-4X, Cl C1
1.850%, VAR Euribor 3 Month+1.850%, 07/27/32	EUR	1,850	2,011
Parallel, Ser 2018-1A, Cl C
5.269%, VAR ICE LIBOR USD 3 Month+2.800%, 04/20/31(B)		2,000	1,822
Penta CLO 5 DAC, Ser 2018-5X, Cl D
3.600%, VAR Euribor 3 Month+3.600%, 10/20/32	EUR	2,500	2,766

CITY NATIONAL ROCHDALE FUNDS | PAGE 62

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)

Saranac CLO III, Ser 2018-3A, Cl CR
4.716%, VAR ICE LIBOR USD 3 Month+2.350%, 06/22/30(B)		$5,000	$4,860
Sorrento Park CLO DAC, Ser 2014-1X, Cl E
5.934%, VAR Euribor 3 Month+6.250%, 11/16/27	EUR	3,000	3,116
St. Paul's CLO III-R DAC, Ser 2018-3RX, Cl CR
1.600%, VAR Euribor 3 Month+1.600%, 01/15/32	EUR	2,750	2,970
Toro European CLO 2 DAC, Ser 2018-2X, Cl CR
2.400%, VAR Euribor 3 Month+2.400%, 10/15/30	EUR	2,000	2,256
Tralee CLO V, Ser 2018-5A, Cl D
5.959%, VAR ICE LIBOR USD 3 Month+3.200%, 10/20/28(B)		3,000	2,841
Trinitas CLO III, Ser 2018-3A, Cl CR
4.336%, VAR ICE LIBOR USD 3 Month+1.900%, 07/15/27(B)		4,000	3,854
Venture CDO, Ser 2018-31A, Cl C1
4.419%, 04/20/31		4,000	3,773
VIBR, Ser 2018-8A
8.219%, 01/20/31		2,000	1,774
Voya Euro CLO I DAC, Ser 2018-1X, Cl C
1.600%, VAR Euribor 3 Month+1.600%, 10/15/30	EUR	2,500	2,730
Voya Euro CLO I DAC, Ser 2018-1X, Cl D
2.500%, VAR Euribor 3 Month+2.500%, 10/15/30	EUR	3,075	3,338

Description	Face Amount (000)(1)/Acquisition Cost (000)	Value (000)

Z Capital Credit Partners CLO, Ser 2018-1A, Cl DR
5.536%, VAR ICE LIBOR USD 3 Month+3.100%, 07/16/27(B)	$4,000	$3,799
Zais CLO 8, Ser 2018-1A, Cl C
4.186%, VAR ICE LIBOR USD 3 Month+1.750%, 04/15/29(B)	4,000	3,765

Total Mortgage-Backed Securities
(Cost $209,594)		195,568

Life Settlement Contracts [4.5%](D)(G)(H)
American General Life #460L, Acquired 05/30/2014	303	617
American General Life #508L, Acquired 05/30/2014	2,595	3,402
American General Life #542L, Acquired 07/30/2015	83	386
American General Life #634L, Acquired 05/30/2014	530	2,940
American General Life #906L, Acquired 07/30/2015	479	2,988
American General Life #964L, Acquired 07/30/2015	1,459	1,767
AXA Equitable Life #0474, Acquired 11/04/2013	7,290	7,903
AXA Equitable Life #1616, Acquired 05/30/2014	3,254	4,164
AXA Equitable Life #1898, Acquired 11/04/2013	441	833
AXA Equitable Life #7233, Acquired 11/04/2013	395	1,536

CITY NATIONAL ROCHDALE FUNDS | PAGE 63

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Acquisition Cost (000)	Value (000)

AXA Equitable Life #7578, Acquired 11/04/2013	$2,104	4,443
AXA Equitable Life #7857, Acquired 11/04/2013	2,297	1,928
AXA Equitable Life #8538, Acquired 11/04/2013	1,333	1,534
AXA Equitable Life #9345, Acquired 11/04/2013	143	234
Guardian Insurance #0346, Acquired 11/04/2013	646	3,203
Hartford Life #4700, Acquired 11/24/2015	81	96
Hartford Life #7522, Acquired 11/24/2015	805	2,521
ING Reliastar #1234, Acquired 12/05/2013	1,067	3,587
ING Reliastar #1649, Acquired 12/05/2013	61	3,249
ING Reliastar #3394, Acquired 05/30/2014	3,687	6,831
ING Reliastar #4842, Acquired 11/20/2013	921	4,184
ING Reliastar #776H, Acquired 05/30/2014	1,518	1,916
John Hancock #0430, Acquired 05/30/2014	2,418	4,176
John Hancock #0801, Acquired 05/30/2014	1,564	2,075
John Hancock #1929, Acquired 05/30/2014	3,812	3,880
John Hancock #5072, Acquired 05/30/2014	1,409	2,797
John Hancock #5080, Acquired 11/19/2013	313	2,772
John Hancock #5885, Acquired 05/30/2014	894	1,453
John Hancock #6686, Acquired 05/30/2014	3,035	2,736
John Hancock #6912, Acquired 05/30/2014	1,065	2,035
Lincoln National #0019, Acquired 09/18/2015	2,460	4,843

Description	Acquisition Cost (000)	Value (000)

Lincoln National #4654, Acquired 05/30/2014	$721	668
Lincoln National #4754, Acquired 09/18/2015	610	3,202
Lincoln National #4754, Acquired 09/18/2015	1,029	3,931
Lincoln National #5658, Acquired 09/18/2015	329	1,211
Lincoln National #7099, Acquired 09/18/2015	1,254	2,422
Lincoln National #8558, Acquired 09/18/2015	1,659	3,887
Mass Mutual #1849, Acquired 11/05/2013	2,926	5,942
Mass Mutual #5167, Acquired 05/30/2014	63	1,948
Mass Mutual #5681, Acquired 11/05/2013	288	2,472
Mass Mutual #5864, Acquired 05/30/2014	4,668	111
Met Life #8MLU, Acquired 05/30/2014	1,413	1,764
Penn Life #8183, Acquired 10/18/2016	46	88
Penn Mutual #3106, Acquired 05/30/2014	1,294	1,667
Phoenix Life #5715, Acquired 10/18/2016	569	1,767
Phoenix Life #6157, Acquired 10/18/2016	569	1,801
Phoenix Life #6161, Acquired 05/30/2014	3,472	7,330
Phoenix Life #8499, Acquired 05/30/2014	756	1,022
Phoenix Life #8509, Acquired 05/30/2014	761	1,022
Principal Financial #6653, Acquired 10/30/2013	306	220
Prudential #5978, Acquired 10/02/2015	372	1,658
Security Mutual Life #5380, Acquired 10/30/2013	410	159
Transamerica #1708, Acquired 10/28/2013	957	2,294

CITY NATIONAL ROCHDALE FUNDS | PAGE 64

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Acquisition Cost (000)/Shares	Value (000)

Transamerica #3426, Acquired 11/12/2013	$274	531
Transamerica #8205, Acquired 10/28/2013	714	1,933

Total Life Settlement Contracts
(Cost $73,922)		$136,079

Open-End Funds [1.0%]
AllianceBernstein Global High Income Fund	275,738	2,904
Ares Dynamic Credit Allocation Fund	134,861	1,861
BlackRock Corporate High Yield Fund	310,038	2,877
BlackRock Muni Intermediate Duration Fund	155,763	1,970
BlackRock Taxable Municipal Bond Trust	101,163	2,126
First Trust Intermediate Duration Preferred & Income Fund	100,250	1,985
Invesco Dynamic Credit Opportunities Fund	183,150	1,881
Invesco Senior Income Trust	729,336	2,852
Neuberger Berman High Yield Strategies Fund	194,363	1,880
Nuveen Municipal Credit Income Fund	223,136	2,994
Nuveen Quality Municipal Income Fund	162,337	2,036
Templeton Emerging Markets Income Fund	209,424	2,015
Tortoise Power and Energy Infrastructure Fund	116,076	1,850

Total Open-End Funds
(Cost $30,185)		29,231

Description	Shares	Value (000)

Limited Partnership [0.4%]
Financial Services [0.4%]
Cartesian LP *(G)	—	$11,220

Total Limited Partnership
(Cost $10,000)		11,220

Closed-End Fund [0.3%]
Stone Ridge Reinsurance Risk Premium Interval Fund* (D)	1,138,315	9,380

Total Closed-End Fund
(Cost $11,506)		9,380

Common Stock [0.3%]
Diversified Minerals [0.0%]
New World Resources, Cl A *	44,276	85

Energy [0.0%]
Templar Energy, Cl A *	105	26

Hotels, Restaurants & Leisure [0.0%]
Caesars Entertainment *	69	468

Oil, Gas & Consumable Fuels [0.2%]
Gulf Keystone Petroleum *	2,190	5,052
Savannah Petroleum *	4,307	1,455

Total Oil, Gas & Consumable Fuels		6,507

Services [0.0%]
A'ayan Leasing & Investment KSCP *	1,169	101
Astana Finance *	209	—

Total Services		101

Shipping [0.0%]
Harvey Gulf	8	325

CITY NATIONAL ROCHDALE FUNDS | PAGE 65

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Shares/Number of Warrants	Value (000)

Software [0.1%]
Avaya Holdings *	64	$926

Total Common Stock
(Cost $8,287)		8,438

Warrant [0.1%]
Central Bank of Nigeria,
Expires 11/15/20, Strike Price $0.0001*	49,000	2,573

Total Warrant
(Cost $6,407)		2,573

Short-Term Investment** [2.7%]
SEI Daily Income Trust Government Fund, Cl F, 2.200%	79,659,374	79,659

Total Short-Term Investment
(Cost $79,659)		79,659

Total Investments [93.1%]
(Cost $2,901,593)		$2,795,411

Percentages are based on Net Assets of $2,832,942 (000).

Amounts designated as "—" are either $0 or have been rounded to $0.

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2018.
(1)	U.S. Dollars unless otherwise indicated.
(A)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2018, the value of these securities amounted to $370,481 (000), representing 12.3% of the net assets of the Fund.
(C)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(D)	Security is considered illiquid. The total market value of such security as of December 31, 2018 was $24,833 (000) and represented 0.8% of net assets of the Fund.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(F)	Unsettled bank loan, Interest rate not available.
(G)	Level 3 security in accordance with fair value hierarchy.
(H)	Security is considered restricted. The total market value of such securities as of December 31, 2018 was $136,079 (000) and represented 4.53% of Net Assets of the Fund.

ARS — Argentine Peso
BRL — Brazilian Real
CDO — Collateralized Debt Obligation
CHF — Swiss Franc
Cl — Class
CLO — Collateralized Loan Obligation
CLP — Chilean Peso
CNH — Chinese Yuan
COP — Colombian Peso
CZK — Czech Koruna
EUR — Euro
EURIBOR — Euro Interbank Offered Rates
GBP — British Pound Sterling
HUF — Hungarian Forint
ICE — Intercontinental Exchange
IDR — Indonesian Rupiah
JSC — Joint Stock Company
LIBOR — London Interbank Offered Rates
LLC — Limited Liability Corporation
LP — Limited Partnership
Ltd. — Limited
MTN — Medium Term Note
MXN — Mexican Peso
MYR — Malaysian Ringgit
PEN — Peruvian Nuevo Sol
PHP — Philippine Peso
PIK —Payment-in-kind
PLC — Public Limited Company
PLN — Polish Zloty
RON — Romanian Leu
RUB — Russian Ruble
Ser — Series
THB — Thai Bhat
TIIE — Interbank Equilibrium Offered Rate
TRY — Turkish Lira
USD — United States Dollar
UYU — Uruguayan Peso
VAR — Variable
ZAR — South African Rand

CITY NATIONAL ROCHDALE FUNDS | PAGE 66

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

A list of the open forward foreign currency contracts held by the Fund at December 31, 2018, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	01/31/19	USD	260	PEN	871	$(2)
BNP Paribas	01/31/19	USD	430	ZAR	6,216	1
BNP Paribas	01/31/19	USD	451	RUB	31,046	(7)
BNP Paribas	01/31/19	USD	948	PHP	49,853	1
BNP Paribas	02/28/19	USD	944	HUF	267,442	15
BNP Paribas	01/31/19	USD	473	HUF	131,987	(1)
BNP Paribas	01/31/19	USD	1,438	CZK	31,281	(44)
BNP Paribas	01/31/19	ZAR	3,167	USD	221	1
BNP Paribas	01/31/19 - 02/28/19	USD	4,097	RON	16,794	32
BNP Paribas	01/31/19	USD	1,304	RON	5,174	(31)
BNP Paribas	01/31/19 - 02/28/19	USD	23,273	PLN	85,380	(441)
BNP Paribas	01/31/19	ARS	26,992	USD	681	(4)
BNP Paribas	01/31/19	PHP	112,258	USD	2,111	(26)
BNP Paribas	01/31/19	IDR	7,113,990	USD	493	1
BNP Paribas	01/31/19	IDR	47,490,708	USD	3,232	(51)
BNP Paribas	03/29/19	CZK	9,322	USD	415	(1)
BNP Paribas	12/03/19	BRL	44,193	USD	11,140	43
BT Brokerage	01/03/19	BRL	1,855	USD	481	2
BT Brokerage	01/31/19	USD	755	CLP	504,906	(27)
BT Brokerage	01/31/19	PEN	1,324	USD	390	(2)
BT Brokerage	01/31/19	USD	1,695	PHP	88,830	(4)
BT Brokerage	01/31/19	USD	2,780	RUB	183,945	(152)
BT Brokerage	01/31/19	USD	3,699	HUF	1,041,840	27
BT Brokerage	01/31/19	USD	5,326	MXN	108,367	160
BT Brokerage	01/31/19	THB	62,519	USD	1,898	(23)
BT Brokerage	01/31/19 - 02/28/19	RUB	214,429	USD	3,173	119
BT Brokerage	01/31/19	CLP	731,010	USD	1,085	31
BT Brokerage	01/31/19	IDR	7,019,880	USD	488	3
BT Brokerage	01/31/19	IDR	18,419,751	USD	1,242	(31)
BT Brokerage	02/04/19	USD	480	BRL	1,855	(3)
BT Brokerage	02/28/19	USD	405	ARS	17,557	26
Citigroup	01/31/19	USD	1,107	TRY	6,161	36
Citigroup	01/31/19	USD	5,128	THB	168,971	63
Citigroup	03/29/19	USD	1,757	PLN	6,615	15
Credit Suisse First Boston	01/31/19	USD	1,995	CLP	1,349,618	(48)
Credit Suisse First Boston	01/31/19 - 02/28/19	USD	8,304	COP	26,493,102	(168)
Credit Suisse First Boston	01/31/19	THB	9,428	USD	290	—
Credit Suisse First Boston	01/31/19	CLP	632,310	USD	923	11
Credit Suisse First Boston	02/28/19	ZAR	68,810	USD	4,903	155
Deutsche Bank	01/31/19	USD	1,031	PLN	3,874	5
Deutsche Bank	01/31/19	USD	1,178	PEN	3,988	4
Deutsche Bank	01/31/19	USD	1,970	CLP	1,318,928	(68)

CITY NATIONAL ROCHDALE FUNDS | PAGE 67

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Deutsche Bank	01/31/19	PLN	2,150	USD	572	$(3)
Deutsche Bank	01/31/19	CZK	4,246	USD	188	(1)
Deutsche Bank	01/31/19	PEN	4,759	USD	1,405	(6)
Deutsche Bank	01/31/19	MXN	15,968	USD	800	(9)
Deutsche Bank	01/31/19 - 02/28/19	MYR	18,490	USD	4,422	(57)
Deutsche Bank	01/31/19	HUF	64,681	USD	230	(1)
Deutsche Bank	01/31/19	ZAR	81,873	USD	5,554	(115)
Deutsche Bank	02/28/19	USD	834	HUF	232,357	(2)
Deutsche Bank	04/30/19	USD	2,070	CZK	47,057	32
JPMorgan Chase Bank	01/11/19	EUR	5,500	USD	6,251	(56)
JPMorgan Chase Bank	01/31/19	USD	205	HUF	57,755	2
JPMorgan Chase Bank	01/31/19	RON	605	USD	148	(1)
JPMorgan Chase Bank	01/31/19	USD	1,829	TRY	10,411	102
JPMorgan Chase Bank	01/31/19	CZK	3,013	USD	132	(2)
JPMorgan Chase Bank	01/31/19	ZAR	8,918	USD	649	32
JPMorgan Chase Bank	01/31/19	PHP	27,698	USD	520	(7)
JPMorgan Chase Bank	01/31/19	THB	34,504	USD	1,047	(13)
JPMorgan Chase Bank	01/31/19	RUB	42,067	USD	631	30
JPMorgan Chase Bank	01/31/19	CLP	149,300	USD	214	(1)
JPMorgan Chase Bank	01/31/19	COP	2,264,190	USD	710	14
JPMorgan Chase Bank	01/31/19	COP	1,040,966	USD	318	(2)
JPMorgan Chase Bank	01/31/19	IDR	20,769,855	USD	1,341	(95)
JPMorgan Chase Bank	02/04/19	BRL	2,169	USD	555	(4)
JPMorgan Chase Bank	02/28/19	USD	42	PLN	155	—
JPMorgan Chase Bank	02/28/19	CZK	3,000	USD	132	(2)
JPMorgan Chase Bank	02/28/19	USD	8,663	CZK	186,637	(340)
Merrill Lynch	01/03/19	USD	480	BRL	1,855	(1)
Merrill Lynch	01/31/19	USD	262	MXN	5,165	—
Merrill Lynch	01/31/19	USD	1,841	CNH	12,814	24
Merrill Lynch	01/31/19	USD	2,975	TRY	16,163	22
Merrill Lynch	01/31/19	MXN	410,658	USD	20,852	63
Merrill Lynch	01/31/19	MXN	67,599	USD	3,280	(142)
Merrill Lynch	02/28/19	USD	3,523	HUF	983,921	3
Merrill Lynch	03/29/19	USD	2,595	RON	10,648	22
Morgan Stanley	01/31/19	USD	3,725	MXN	76,093	127
Morgan Stanley	01/31/19	ZAR	5,063	USD	348	(2)
Morgan Stanley	01/31/19	TRY	6,897	USD	1,282	3
Morgan Stanley	01/31/19	MXN	8,936	USD	453	1
Morgan Stanley	01/31/19	RUB	22,910	USD	328	1
Morgan Stanley	02/28/19	USD	4,301	RUB	286,106	(228)
National Bank of Australia	01/31/19	USD	167	PHP	9,178	7
Standard Bank	01/31/19	USD	445	CLP	311,500	4

CITY NATIONAL ROCHDALE FUNDS | PAGE 68

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Standard Bank	01/31/19	CNY	810	USD	118	$—
Standard Bank	01/31/19	USD	1,031	PLN	3,876	5
Standard Bank	01/31/19	TRY	1,737	USD	325	3
Standard Bank	01/31/19	USD	3,601	CNH	25,041	45
Standard Bank	03/06/19	USD	430	ARS	17,695	2
U.S. Bank	01/07/19	USD	443	GBP	350	3
U.S. Bank	01/07/19	USD	1,829	EUR	1,600	6
U.S. Bank	01/07/19	GBP	31,930	USD	40,808	95
U.S. Bank	01/15/19	GBP	6,500	USD	8,286	(5)
U.S. Bank	01/07/19 - 01/16/19	EUR	240,566	USD	274,081	(1,723)
U.S. Bank	05/29/19	CHF	6,000	USD	6,274	80
						$(2,473)

A list of the open centrally cleared swap agreements held by the Fund at December 31, 2018, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)	Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)	Swap Contracts, at Value (000)
8.255%	MXIBTIIE	Monthly	12/06/28	MXN	73,000	$–	$136	$136
8.41%	MXIBTIIE	Monthly	12/06/28	MXN	110,000	–	146	146
MXIBTIIE	8.1564%	Monthly	12/13/23	MXN	137,000	–	(1)	(1)
WIBR6M	2.4%	Annually	03/26/23	PLN	20,820	–	124	124
MXIBTIIE	8.79%	Monthly	12/16/20	MXN	104,000	–	34	34
MXIBTIIE	7.935%	Monthly	12/16/20	MXN	276,000	–	(129)	(129)
						$–	$310	$310

CITY NATIONAL ROCHDALE FUNDS | PAGE 69

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

The following is a list of the inputs used as of December 31, 2018 in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$1,202,612	$—	$1,202,612
Loan Participations	—	757,280	1,335	758,615
Sovereign Debt	—	362,032	4	362,036
Mortgage-Backed Securities	—	195,568	—	195,568
Life Settlement Contracts	—	—	136,079	136,079
Open-End Funds	29,231	—	—	29,231
Limited Partnership	—	11,220	—	11,220
Closed-End Fund	9,380	—	—	9,380
Common Stock	8,002	436	—	8,438
Warrant	2,573	—	—	2,573
Short-Term Investment	79,659	—	—	79,659
Total Investments in Securities	$128,845	$2,529,148	$137,418	$2,795,411

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$1,479	$—	$1,479
Unrealized Depreciation	—	(3,952)	—	(3,952)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	440	—	440
Unrealized Depreciation	—	(130)	—	(130)
Total Other Financial Instruments	$—	$(2,163)	$—	$(2,163)

*	Forwards contracts and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

(1)	Of the $137,418 (000) in Level 3 securities as of December 31, 2018, $136,079 (000) or 99.0% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs is required for those Level 3 securities that are not valued by third party vendors or broker quotes.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value as of December 31, 2018:

	Investments in Loan Participations (000)	Investments in Life Settlement Contracts (000)
Beginning balance as of October 1, 2018	$1,311	$142,927
Accrued discounts/ premiums	—	—
Realized gain/(loss)	15	—
Change in unrealized appreciation/ (depreciation)	9	(6,848)
Purchases	—	—
Sales/paydowns	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending balance as of December 31, 2018	$1,335	$136,079
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$24	$(6,848)

	Investments in Sovereign Debt (000)	Total (000)
Beginning balance as of October 1, 2018	$4	$144,242
Accrued discounts/ premiums	—	—
Realized gain/(loss)	—	15
Change in unrealized appreciation/ (depreciation)	—	(6,839)
Purchases	—	—
Sales/paydowns	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending balance as of December 31, 2018	$4	$137,418
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—	$(6,824)

Amounts designated as “—“ are either $0 or have been rounded to $0.

CITY NATIONAL ROCHDALE FUNDS | PAGE 70

Consolidated Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of December 31, 2018. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at December 31, 2018 (000)	Valuation Techniques
Life Settlement Contracts	$136,079	Discounted Cash Flow Model

		Observable Inputs
		Maturity Value

		Unobservable Inputs	Range
		Discount Rate	13.5%
		Expected Maturity (months)	6-130 months

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement. Increases in projected collection rates in isolation would result in a higher fair value measurement, while increases in expected discount rates, projected default rates, and maturities of life settlement contracts, in isolation, would result in a lower fair value measurement.

For the period ended December 31, 2018, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 71

Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Dividend & Income Fund

Description	Shares	Value (000)

Common Stock [91.2%]
Communication Services [4.6%]
AT&T	98,500	$2,811
Consolidated Communications Holdings	28,000	277
Verizon Communications	119,167	6,699

Total Communication Services		9,787

Consumer Discretionary [3.1%]
Cedar Fair (A)	28,000	1,324
McDonald's	19,000	3,374
Six Flags Entertainment	34,500	1,919

Total Consumer Discretionary		6,617

Consumer Staples [20.2%]
Altria Group	114,750	5,668
B&G Foods	148,800	4,302
Clorox	37,700	5,811
Coca-Cola	75,372	3,569
General Mills	72,780	2,834
Hershey	25,400	2,722
Kellogg	47,000	2,679
Kimberly-Clark	19,000	2,165
Philip Morris International	61,700	4,119
Procter & Gamble	45,949	4,224
Sysco	38,800	2,431
Unilever ADR	39,300	2,053
Vector Group	35,000	341

Total Consumer Staples		42,918

Energy [4.9%]
Chevron	36,183	3,936
Enterprise Products Partners (A)	87,984	2,164
Occidental Petroleum	25,500	1,565
ONEOK	53,000	2,859

Total Energy		10,524

Financials [9.7%]
Ares Capital	95,100	1,482
Arthur J Gallagher	29,400	2,167
BB&T	80,000	3,465
Cincinnati Financial	60,650	4,695
Compass Diversified Holdings (A)	153,000	1,905
Huntington Bancshares	123,000	1,466
JPMorgan Chase	22,700	2,216
Prudential Financial	21,700	1,770
Umpqua Holdings	98,000	1,558

Total Financials		20,724

Health Care [6.6%]
Bristol-Myers Squibb	54,200	2,817
Johnson & Johnson	19,500	2,517
Merck	73,150	5,589
Pfizer	72,644	3,171

Total Health Care		14,094

Industrials [6.5%]
Eaton	51,900	3,564

Description	Shares	Value (000)

General Dynamics	15,300	$2,405
Lockheed Martin	30,117	7,886

Total Industrials		13,855

Information Technology [4.6%]
Intel	134,500	6,312
Paychex	52,000	3,388

Total Information Technology		9,700

Materials [2.4%]
Sonoco Products	70,000	3,719
WestRock	35,000	1,322

Total Materials		5,041

REITs [14.2%]
Crown Castle International	25,600	2,781
EPR Properties	34,500	2,209
Healthcare Trust of America, Cl A	79,500	2,012
Lamar Advertising, Cl A	84,800	5,867
Liberty Property Trust	83,985	3,517
Mid-America Apartment Communities	26,500	2,536
National Retail Properties	59,500	2,886
National Storage Affiliates Trust	19,000	503
Simon Property Group	10,000	1,680
Ventas	40,232	2,357
Welltower	41,262	2,864
WP Carey	15,500	1,013

Total REITs		30,225

Utilities [14.4%]
American Electric Power	34,900	2,609
AmeriGas Partners (A)	18,200	461
Avangrid	59,000	2,955
Brookfield Infrastructure Partners	67,600	2,334
CenterPoint Energy	27,500	776
Dominion Energy	33,100	2,365
Duke Energy	68,006	5,869
Entergy	13,700	1,179
Eversource Energy	39,242	2,552
OGE Energy	33,600	1,317
Pinnacle West Capital	30,135	2,568
WEC Energy Group	38,050	2,635
Xcel Energy	62,100	3,060

Total Utilities		30,680

Total Common Stock (Cost $161,627)		194,165

Preferred Stock [2.7%]
Communication Services [0.2%]
Qwest, 7.000%	10,000	207
Verizon Communications, 5.900%	10,000	253

Total Communication Services		460

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale Dividend & Income Fund

Description	Shares	Value (000)

Financials [1.1%]
AmTrust Financial Services, 7.500%	10,000	$198
Bank of America, 6.000%	20,000	505
Capital One Financial, 6.700%	10,000	253
First Republic Bank, 5.500%	10,000	222
JPMorgan Chase, 6.125%	10,000	254
MetLife, 5.625%	10,000	236
Wells Fargo, 6.000%	20,000	486
Wells Fargo Real Estate Investment, 6.375%	10,000	251

Total Financials		2,405

REITs [1.0%]
Digital Realty Trust, 5.250%	10,000	209
National Retail Properties, 5.200%	10,000	209
National Storage Affiliates Trust, 6.000%	20,000	449
PS Business Parks, 5.200%	10,000	207
Public Storage, 5.050%	30,000	657
Vornado Realty Trust, 5.250%	20,000	411

Total REITs		2,142

Utilities [0.4%]
Dominion Energy, 5.250%	5,000	115
DTE Energy, 5.250%	20,000	445
Southern, 6.250%	10,000	255

Total Utilities		815

Total Preferred Stock
(Cost $6,375)		5,822

Exchange Traded Funds [2.2%]
Invesco Preferred ETF	269,500	3,630
iShares US Preferred Stock ETF	27,300	935

Total Exchange Traded Funds
(Cost $5,027)		4,565

Short-Term Investment** [3.7%]
SEI Daily Income Trust Government Fund, Cl F, 2.200%	7,948,921	7,949

Total Short-Term Investment
(Cost $7,949)		7,949

Total Investments [99.8%]
(Cost $180,978)		$212,501

Percentages are based on Net Assets of $212,903 (000).

**	The rate reported is the 7-day effective yield as of December 31, 2018.
(A)	Security is a Master Limited Partnership. At December 31, 2018, such securities amounted to $5,854 (000), or 2.7% of net assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

The following is a list of the inputs used as of December 31, 2018 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$194,165	$—	$—	$194,165
Preferred Stock	5,822	—	—	5,822
Exchange Traded Funds	4,565	—	—	4,565
Short-Term Investment	7,949	—	—	7,949
Total Investments in Securities	$212,501	$—	$—	$212,501

Amounts designated as “—” are $0 or have been rounded to $0.

For the year ended December 31, 2018, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)

Common Stock [99.3%]
Aerospace & Defense [2.8%]
Northrop Grumman	12,100	$2,963
Raytheon	28,000	4,294

Total Aerospace & Defense		7,257

Auto Components [1.4%]
Magna International	81,830	3,719

Banks [5.0%]
Bank of America	187,000	4,608
PNC Financial Services Group	39,000	4,559
SunTrust Banks	77,000	3,884

Total Banks		13,051

Beverages [2.1%]
PepsiCo	49,000	5,414

Capital Markets [4.0%]
BlackRock, Cl A	6,100	2,396
CME Group, Cl A	42,000	7,901

Total Capital Markets		10,297

Chemicals [2.3%]
DowDuPont	37,000	1,979
Linde	26,000	4,057

Total Chemicals		6,036

Commercial Banks [2.9%]
JPMorgan Chase	78,000	7,614

Commercial Services & Supplies [2.3%]
Cintas	35,000	5,880

Communications Equipment [1.2%]
Cisco Systems	70,000	3,033

Diversified Financial Services [2.1%]
Berkshire Hathaway, Cl B *	27,000	5,513

Electric Utilities [1.5%]
NextEra Energy	22,000	3,824

Electronic Equipment [1.6%]
Amphenol, Cl A	52,000	4,213

Entertainment [1.5%]
Walt Disney	35,000	3,838

Food & Staples Retailing [3.8%]
Costco Wholesale	23,240	4,734
Walmart	55,000	5,123

Total Food & Staples Retailing		9,857

Health Care Equipment & Supplies [5.9%]
Danaher	40,000	4,125
Edwards Lifesciences *	39,000	5,974
Stryker	34,000	5,329

Total Health Care Equipment & Supplies		15,428

Description	Shares	Value (000)

Health Care Providers & Services [3.6%]
UnitedHealth Group	38,000	$9,467

Hotels, Restaurants & Leisure [2.3%]
McDonald's	33,000	5,860

Household Durables [1.9%]
PulteGroup	192,000	4,990

Household Products [1.3%]
Colgate-Palmolive	57,000	3,393

Industrial Conglomerates [2.0%]
Honeywell International	25,000	3,303
Roper Technologies	7,000	1,866

Total Industrial Conglomerates		5,169

Insurance [0.9%]
Chubb	18,000	2,325

Interactive Media & Services [4.2%]
Alphabet, Cl A *	6,800	7,106
Facebook, Cl A *	28,000	3,670

Total Interactive Media & Services		10,776

Internet & Direct Marketing Retail [1.1%]
Alibaba Group Holding ADR *	20,000	2,741

IT Services [9.4%]
Accenture, Cl A	36,000	5,076
Mastercard, Cl A	46,000	8,678
Visa, Cl A	80,000	10,555

Total IT Services		24,309

Life Sciences Tools & Services [2.6%]
Thermo Fisher Scientific	30,000	6,714

Machinery [1.5%]
Ingersoll-Rand	44,000	4,014

Media [2.0%]
Comcast, Cl A	150,000	5,107

Multi-Utilities [0.9%]
CMS Energy	48,000	2,383

Oil, Gas & Consumable Fuels [2.9%]
Cabot Oil & Gas	97,000	2,168
Chevron	50,000	5,439

Total Oil, Gas & Consumable Fuels		7,607

Pharmaceuticals [4.5%]
Johnson & Johnson	42,000	5,420
Zoetis, Cl A	74,000	6,330

Total Pharmaceuticals		11,750

Real Estate Investment Trusts [2.7%]
Equinix	7,000	2,468

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

December 31, 2018 (Unaudited)

City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)

Essex Property Trust	18,000	$4,414

Total Real Estate Investment Trusts		6,882

Road & Rail [1.5%]
Union Pacific	29,000	4,009

Software [6.7%]
Adobe *	33,000	7,466
Microsoft	98,000	9,954

Total Software		17,420

Specialty Retail [2.7%]
Home Depot	40,000	6,873

Technology Hardware, Storage & Peripherals [2.3%]
Apple	38,000	5,994

Water Utilities [1.9%]
American Water Works	53,000	4,811

Total Common Stock
(Cost $185,994)		257,568

Short-Term Investment** [0.5%]
SEI Daily Income Trust Government Fund, Cl F, 2.200%	1,375,865	1,376

Total Short-Term Investment
(Cost $1,376)		1,376

Total Investments [99.8%]
(Cost $187,370)		$258,944

Percentages are based on Net Assets of $259,418 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2018.

Cl — Class

As of December 31, 2018, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2018, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	City National Rochdale Funds

By (Signature and Title)	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer

Date: March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer

Date: March 1, 2019

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt,
Treasurer

Date: March 1, 2019